REGISTRATION NOS. 2-95392
                                                                    AND 811-4208

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 POST-EFFECTIVE


                               AMENDMENT NO. 20 TO
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A. Exact name of trust:  Select*Life Variable Account

B. Name of Depositor:  ReliaStar Life Insurance Company

C. Complete address of depositor's principal executive offices:
                                                    20 Washington Avenue South
                                                    Minneapolis, Minnesota 55401

D. Name and complete address of agent for service:
                                                    Stewart D. Gregg, Esq.,
                                                    20 Washington Avenue South,
                                                    Minneapolis, Minnesota 55401

   It is proposed that this filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


   [X] on August 8, 1997 pursuant to paragraph (b) of Rule 485


   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ] on (date) pursuant to paragraph (a)(1) of rule 485 of rule 485.

   If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Interest in the separate account under flexible premium variable life insurance policies.

F. Proposed maximum aggregate offering price to the public of the securities being registered. Not applicable.

G. Amount of filing fee: None. The registrant has chosen to register an indefinite number of policies under the Securities Act of 1933 pursuant to rule 24f-2 under the Investment Company Act of 1940. The rule 24f-2 notice for Registrant's most recent fiscal year end was filed on February 20, 1997.

H. Approximate date of proposed public offering:

   [ ] Check box if it is proposed that this filing will become effective on
       (date) at (time) pursuant to Rule 487.

                          SELECT*LIFE VARIABLE ACCOUNT
                              CROSS REFERENCE SHEET
                         (RECONCILIATION AND TIE SHEET)

                ITEM NUMBER OF
                  FORM N-8B-2              HEADING IN PROSPECTUS
                  -----------              ---------------------

                      1                    Cover Page

                      2                    Cover Page

                      3                    Not Applicable

                      4                    Distribution of the Policies

                      5                    ReliaStar Life Insurance
                                           Company and the Variable Account

                      6                    The Variable Account

                      7                    Not Applicable

                      8                    Not Applicable

                      9                    Not Applicable

                      10 Summary; Death Benefit; Payment and Allocation of Premiums; Death Benefit Guarantee; Accumulation Value; Sales Charge Refund; Policy Lapse and Reinstatement; Surrender Benefits;
                                           Investments of the Variable Account;
                                           Transfers; Policy Loans; Free Look
                                           and Conversion Rights; Voting Rights;
                                           General Provisions; Appendix A;
                                           Appendix B

                      11 Deductions and Charges; Investments of the Variable Account

                      12                   Investments of the Variable Account

                      13                   Deductions and Charges

                      14                   The Policies; General Provisions;
                                           Distributions of the Policies

                      15                   Payment and Allocation of Premiums;
                                           Investments of the Variable Account

                      16                   Payment and Allocation of Premiums;
                                           Surrender Benefits; Investments of
                                           the Variable Account

                      17                   Surrender Benefits; Policy Loans;
                                           Free Look and Conversion Rights;
                                           General Provisions

                      18 The Variable Account; Investments of the Variable Account; Payment and Allocation of Premiums

                      19                   Voting Rights; General Provisions

                      20                   Not Applicable

                      21                   Policy Loans

                      22                   Not Applicable

                ITEM NUMBER OF
                  FORM N-8B-2              HEADING IN PROSPECTUS
                  -----------              ---------------------

                      23                   Bonding Arrangements

                      24                   Definitions; General Provisions

                      25                   ReliaStar Life Insurance Company

                      26                   Not Applicable

                      27                   ReliaStar Life Insurance Company;
                                           Other Contracts Issued by Us

                      28                   Management

                      29                   ReliaStar Life Insurance Company

                      30                   Not Applicable

                      31                   Not Applicable

                      32                   Not Applicable

                      33                   Not Applicable

                      34                   Not Applicable

                      35                   Not Applicable

                      36                   Not Applicable

                      37                   Not Applicable

                      38                   Distribution of the Policies

                      39                   Distribution of the Policies

                      40                   Distribution of the Policies

                      41                   Distribution of the Policies

                      42                   Not Applicable

                      43                   Not Applicable

                      44                   Investments of the Variable Account;
                                           Payment and Allocation of Premiums;
                                           Deductions and Charges

                      45                   Not Applicable

                      46                   Investments of the Variable Account;
                                           Deductions and Charges

                      47                   Investments of the Variable Account

                      48                   ReliaStar Life Insurance Company;
                                           State Regulation

                      49                   Not Applicable

                      50                   The Variable Account

                      51 Cover Page; The Policies; Death Benefit; Payment and Allocation of Premiums; Deductions and Charges; Policy Lapse and Reinstatement; General Provisions; Free Look and Conversion Rights

                      52                   Investments of the Variable Account

                ITEM NUMBER OF
                  FORM N-8B-2              HEADING IN PROSPECTUS
                  -----------              ---------------------

                      53                   Federal Tax Matters

                      54                   Not Applicable

                      55                   Not Applicable

                      56                   Not Applicable

                      57                   Not Applicable

                      58                   Not Applicable

                      59                   Financial Statements

SELECT*LIFE I


AUGUST 8, 1997 PROSPECTUS


Flexible Premium Variable

Life Insurance Policy


                                                                  [LOGO]
                                                                  RELIASTAR
                                                                  RELIASTAR LIFE

                          20 Washington Avenue South
                         Minneapolis, Minnesota 55401


              FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                  ISSUED BY
                         SELECT*LIFE VARIABLE ACCOUNT
                                      OF
                       RELIASTAR LIFE INSURANCE COMPANY

This Prospectus describes a flexible premium variable life insurance policy (the "Policy") offered by ReliaStar Life Insurance Company ("we", "us", "our" or the "Company"). This Policy, as long as it remains in force, is designed to provide lifetime insurance protection up to Age 95. It also is designed to provide maximum flexibility in connection with premium payments and death benefits by giving the Policy owner ("you", "your") the opportunity to allocate net premiums among investment alternatives with different investment objectives. A Policy owner may, subject to certain restrictions, including limitations on premium payments, vary the frequency and amount of premium payments and increase or decrease the level of death benefits payable under the Policy. This flexibility allows a Policy owner to provide for changing insurance needs under a single insurance contract.

The Policy provides for a death benefit payable at the Insured's death. As long as the Policy remains in force, the death benefit will never be less than the current Face Amount less any Policy loans and unpaid charges. The minimum Face Amount of the Policy is currently $25,000. The Face Amount may be increased, subject to certain limitations, provided that the increase is not less than $5,000. Generally, the Policy will remain in force as long as the Policy's Cash Surrender Value (that is, the amount that would be paid to you upon surrender of the Policy) is sufficient to pay certain monthly charges imposed in connection with the Policy (including the cost of insurance and certain administrative charges). In addition, the Policy will remain in force until the Insured reaches Age 65 (or five Policy Years, if longer), without regard to the Cash Surrender Value, if on each Monthly Anniversary the total premiums paid on the Policy, less any partial withdrawals and Policy loans, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy (which is a feature of the Policy called the "Death Benefit Guarantee"). Under certain circumstances, partial withdrawals may not be deducted from premiums paid for the purposes of the Death Benefit Guarantee.

                            (Continued on next page)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE INVESTMENT FUNDS, INTERESTS IN THE FIXED ACCOUNT, AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. A CURRENT PROSPECTUS FOR EACH OF THE FUNDS MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


THE DATE OF THIS PROSPECTUS IS AUGUST 8, 1997.

Net premiums paid under the Policy are allocated, according to your instructions, either to the Select*Life Variable Account (the "Variable Account"), which is one of our separate accounts, or to our General Account (the "Fixed Account"). Any amounts allocated to the Variable Account will be allocated to one or more Sub-Accounts of the Variable Account. The assets of each Sub-Account will be invested solely in one of three portfolios available through The Alger American Fund, in the shares of one of the five portfolios of the Fidelity Variable Insurance Products Fund ("VIP"), in one of the four portfolios of the Fidelity Variable Insurance Products Fund II ("VIP II"), in one of four portfolios of Janus Aspen Series, one of two portfolios available through Neuberger&Berman Advisors Management Trust (collectively the "Funds"), in one of five funds available through the Northstar Variable Trust, in one of four portfolios available through the OCC Accumulation Trust, and in one of four funds available through Putnam Variable Trust. The prospectus for each of the Funds describes the investment objectives and attendant risks of each of the Funds and portfolios. These prospectuses are contained in the accompanying book entitled "Select*Product Mutual Funds."


If net premiums are allocated to the Variable Account, the amount of the Policy's death benefit may, and the Policy's Accumulation Value (that is, the total amount that a Policy provides for investment at any time) will, reflect the investment performance of the Sub-Accounts of the Variable Account that you select. You bear the entire investment risk for any amounts allocated to the Variable Account; no minimum Accumulation Value in the Variable Account is guaranteed. Regardless of how net premiums are allocated, the Policy's death benefit may, and the Policy's Accumulation Value will, also depend upon the frequency and amount of premiums paid, any partial withdrawals, loans, and the charges and deductions assessed in connection with the Policy.

The Policy provides for two types of "free look" periods, one after the issuance of the Policy and the other after any requested increase in the Face Amount. See "Free Look and Conversion Rights -- Free Look Rights".

THE CHARGES IMPOSED UPON EARLY SURRENDER OR LAPSE WILL BE SIGNIFICANT. FOR EXAMPLE, IF YOU MAKE PREMIUM PAYMENTS NO GREATER THAN THE MINIMUM MONTHLY PREMIUM PAYMENTS SPECIFIED IN YOUR POLICY, YOU CAN EXPECT THAT DURING AT LEAST THE EARLY POLICY YEARS, ALL OR SUBSTANTIALLY ALL OF YOUR PREMIUM PAYMENTS WILL BE REQUIRED TO PAY THE SURRENDER CHARGE AND OTHER CHARGES ASSOCIATED WITH THE POLICY. AS A RESULT, YOU SHOULD PURCHASE A POLICY ONLY IF YOU HAVE THE FINANCIAL CAPABILITY TO KEEP IT IN FORCE FOR A SUBSTANTIAL PERIOD. ALSO, CHARGES IMPOSED UPON SURRENDER OR THE LAPSE OF THE POLICY WILL USUALLY EXCEED THE ACCUMULATION VALUE OF THE POLICY DURING THE EARLY POLICY YEARS, WHICH MEANS THAT PAYMENTS SUFFICIENT TO MAINTAIN THE DEATH BENEFIT GUARANTEE WILL BE REQUIRED TO AVOID LAPSE DURING THIS PERIOD OF TIME. THESE SAME CONSIDERATIONS APPLY AFTER A REQUESTED INCREASE IN FACE AMOUNT, WHICH CREATES THE POSSIBILITY OF ADDITIONAL CHARGES UPON SURRENDER OR LAPSE OF THE POLICY. SEE "PAYMENT AND ALLOCATION OF PREMIUMS -- AMOUNT AND TIMING OF PREMIUMS", "DEATH BENEFIT GUARANTEE AND "DEDUCTIONS AND CHARGES -- SURRENDER CHARGE".

REPLACING EXISTING INSURANCE WITH A POLICY DESCRIBED IN THIS PROSPECTUS MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO PURCHASE THIS POLICY TO OBTAIN ADDITIONAL INSURANCE PROTECTION IF YOU ALREADY OWN ANOTHER FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING OR SOLICITATION IN ANY JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED.

THIS ENTIRE PROSPECTUS SHOULD BE READ TO COMPLETELY UNDERSTAND THE POLICY BEING OFFERED.

THE PRIMARY PURPOSE OF THE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

DEFINITIONS                                                                   7

PART 1. SUMMARY

How does the Policy compare to traditional life insurance?.........          11

What is the Death Benefit?.........................................          11

What flexibility do you have to adjust the amount of the Death Benefit?      11

What is the Death Benefit Guarantee?...............................          11

If the Death Benefit Guarantee is not in effect, what will cause the

Policy to lapse?...................................................          12

What is the Fixed Account?.........................................          12

What is the Variable Account?......................................          12

What are the minimum and maximum premium payments allowed?.........          12

How are premiums allocated to the investment options?..............          12

Who are the investment advisers of the Funds?......................          12

What are the charges against the Variable Account?.................          13

What are the investment advisory fees and their Fund expenses?.....          13

What charges do we make against each premium payment?..............          15

What charges do we make against the Accumulation Value?............          15

What charges do we make upon lapse or total surrender of the Policy?         15

What is the value of the Policy if you surrender it?...............          16

Can you make partial withdrawals?..................................          16

What are the free look and conversion rights?......................          16

Can you transfer between the Sub-Accounts and/or the Fixed Account?          16

Can you borrow against the value of the Policy? ...................          16

Are Death Benefit proceeds taxable income to the beneficiary? .....          17

Are Accumulation Value increases included in your taxable income? .          17

Will exercising certain Policy rights have tax consequences? ......          17

Who sells the Policies? ...........................................          17

PART 2. DETAILED INFORMATION

ReliaStar Life Insurance Company ..................................          18

The Variable Account ..............................................          18

Performance Information ...........................................          18

The Policies ......................................................          19

Death Benefit .....................................................          19
Death Benefit Options .............................................          19
Which Death Benefit Option to Choose ..............................          22
Requested Changes in Face Amount ..................................          22
Insurance Protection ..............................................          23
Change in Death Benefit Option ....................................          24
Accelerated Benefit Rider .........................................          24

Payment and Allocation of Premiums ................................          25
Issuing the Policy ................................................          25
Allocation of Premiums ............................................          26
Amount and Timing of Premiums .....................................          26
Planned Periodic Premiums .........................................          27
Unscheduled Additional Premiums ...................................          27
Paying Premiums by Mail ...........................................          27

Death Benefit Guarantee ...........................................          27
Requirements ......................................................          28

Accumulation Value ................................................          29

Deductions and Charges ............................................          29
Premium Expense Charge ............................................          29
Monthly Deduction .................................................          30
Surrender Charge ..................................................          31
Partial Withdrawal and Transfer Charges ...........................          33
Reduction of Charges ..............................................          33

Sales Charge Refund ...............................................          33

Policy Lapse and Reinstatement ....................................          34

Surrender Benefits ................................................          35
Total Surrender ...................................................          35
Partial Withdrawal ................................................          35


Transfers .........................................................          36
Telephone/Fax Instructions ........................................          36
Transfer Limits ...................................................          37
Transfer Charges ..................................................          37
Dollar Cost Averaging Service .....................................          37
Portfolio Rebalancing Service .....................................          37


Policy Loans ......................................................          38

Free Look and Conversion Rights ...................................          40
Free Look Rights ..................................................          40
Conversion Rights .................................................          41


Investments of the Variable Account ...............................          41
The Alger American Fund:
Alger American Growth Portfolio ...................................          42
Alger American MidCap Growth Portfolio ............................          42
Alger American Small Capitalization Portfolio .....................          42


Fidelity's Variable Insurance Products Fund (VIP):
Equity-Income Portfolio ...........................................          42
Growth Portfolio ..................................................          42
High Income Portfolio .............................................          42
Money Market Portfolio ............................................          43
Overseas Portfolio ................................................          43


Fidelity's Variable Insurance Products Fund II (VIP II):
Asset Manager Portfolio ...........................................          43
Contrafund Portfolio ..............................................          43
Index 500 Portfolio ...............................................          43
Investment Grade Bond Portfolio ...................................          43

Janus Aspen Series:
Aggressive Growth Portfolio .......................................          43
Growth Portfolio ..................................................          43
International Growth Portfolio ....................................          43
Worldwide Growth Portfolio ........................................          43

Neuberger&Berman Advisers Management Trust ("AMT"):
Limited Maturity Bond Portfolio ...................................          43
Partners Portfolio ................................................          44

Northstar Variable Trust:
Northstar Growth Fund .............................................          44
Northstar High-Yield Bond Fund ....................................          44
Northstar Income & Growth Fund ....................................          44
Northstar International Value Fund ................................          44
Northstar Multi-Sector Bond Fund ..................................          44


OCC Accumulation Trust:
Equity Portfolio ..................................................          45
Global Equity Portfolio ...........................................          45
Managed Portfolio .................................................          45
Small Cap Portfolio ...............................................          45

Putnam Variable Trust:
Putnam VT Diversified Income Fund .................................          46
Putnam VT Growth and Income Fund ..................................          46
Putnam VT Utilities Growth and Income Fund ........................          46
Putnam VT Voyager Fund ............................................          46

Addition, Deletion, or Substitution of Investments ................          46

Voting Rights .....................................................          47

General Provisions ................................................          47
Benefits at Age 95 ................................................          47
Ownership .........................................................          47
Proceeds ..........................................................          48
Beneficiary .......................................................          48
Postponement of Payments ..........................................          48
Settlement Options ................................................          48
Incontestability ..................................................          49
Misstatement of Age and Sex .......................................          49
Adjustment of Proceeds ............................................          49
Suicide ...........................................................          49
Termination .......................................................          49
Amendment .........................................................          50
Reports ...........................................................          50
Dividends .........................................................          50
Collateral Assignment .............................................          50
Optional Insurance Benefits .......................................          50

Federal Tax Matters ...............................................          51

Policy Proceeds ...................................................          51
Taxation of Distributions .........................................          52
Taxation of Policies Held by Pension and Certain Deferred
Compensation Plans ...............................................          52
Taxation of ReliaStar Life Insurance Company ......................          53
Other Considerations ..............................................          53

Legal Developments Regarding Employment -- Related Benefit Plans ..          53

Distribution of the Policies ......................................          53

Management ........................................................          54
Directors .........................................................          54
Executive Officers ................................................          56

State Regulation ..................................................          56

Montana Residents .................................................          56

Legal Proceedings .................................................          56

Bonding Arrangements ..............................................          56

Legal Matters .....................................................          56

Experts ...........................................................          56

Registration Statement Contains Further Information ...............          57

Financial Statements ..............................................          57

Appendix A -- The Fixed Account ...................................         A-1

Appendix B -- Calculation of Accumulation Value ...................         B-1

Appendix C -- Illustration of Accumulation Values, Surrender Charges,
              Cash Surrender Values and Death Benefits ............         C-1

Appendix D -- Maximum Contingent Deferred Administrative Charges
              Per $1,000 of Face Amount ...........................         D-1

Appendix E -- Maximum Contingent Deferred Sales Charges Per $1,000 of
              Face Amount .........................................         E-1

Appendix F -- Surrender Charge Guideline Per $1,000 of Face Amount          F-1



PART 3. FUND PROSPECTUSES ("SELECT*PRODUCT MUTUAL FUNDS")

The Alger American Fund:
Alger American Growth Portfolio ...................................     Alger-1
Alger American MidCap Growth Portfolio ............................     Alger-1
Alger American Small Capitalization Portfolio .....................     Alger-1


Fidelity's Variable Insurance Products Fund (VIP):
Equity-Income Portfolio ...........................................         VIP
Growth Portfolio ..................................................         VIP
High Income Portfolio .............................................         VIP
Money Market Portfolio ............................................         VIP
Overseas Portfolio ................................................         VIP

Fidelity's Variable Insurance Products Fund II (VIP II):
Asset Manager Portfolio ...........................................       VIPII
Contrafund Portfolio ..............................................       VIPII
Index 500 Portfolio ...............................................       VIPII
Investment Grade Bond Portfolio ...................................       VIPII

Janus Aspen Series:
Aggressive Growth Portfolio .......................................     Janus-1
Growth Portfolio ..................................................     Janus-1
International Growth Portfolio ....................................     Janus-1
Worldwide Growth Portfolio ........................................     Janus-1

Neuberger&Berman Advisers Management Trust ("AMT"):
Limited Maturity Bond Portfolio ...................................       N&B-1
Partners Portfolio ................................................       N&B-1

Northstar Variable Trust:
Northstar Growth Fund ............................................. Northstar-1
Northstar High-Yield Bond Fund .................................... Northstar-1
Northstar Income & Growth Fund .................................... Northstar-1
Northstar International Value Fund ................................ Northstar-1
Northstar Multi-Sector Bond Fund .................................. Northstar-1

OCC Accumulation Trust:
Equity Portfolio ..................................................       OCC-1
Global Equity Portfolio ...........................................       OCC-1
Managed Portfolio .................................................       OCC-1
Small Cap Portfolio ...............................................       OCC-1


Putnam Variable Trust:
Putnam VT Diversified Income Fund Putnam ..........................        VT-1
Putnam VT Growth and Income Fund Putnam ...........................        VT-1
Putnam VT Utilities Growth and Income Fund Putnam .................        VT-1
Putnam VT Voyager Fund Putnam .....................................        VT-1

DEFINITIONS

ACCUMULATION VALUE. The total value attributable to a specific Policy, equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account).

AGE. The Insured's age at the last birthday determined as of the beginning of each Policy Year.


THE ALGER AMERICAN FUND.
Alger American Growth Portfolio
Alger American Midcap Growth Portfolio
Alger American Small Capitalization Portfolio


CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan Amount, and unpaid Monthly Deductions.

CODE. Internal Revenue Code of 1986, as amended.

CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. A contingent deferred charge to reimburse us for expenses incurred in issuing the Policy. The Contingent Deferred Administrative Charge will only be imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount. The sum of this charge and the Contingent Deferred Sales Charge is the Surrender Charge. See "Deductions and Charges -- Surrender Charge" at page 31.

CONTINGENT DEFERRED SALES CHARGE. A contingent deferred charge to reimburse us for expenses relating to the distribution of the Policy. The Contingent Deferred Sales Charge will only be imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount. The sum of this charge and the Contingent Deferred Administrative Charge is the Surrender Charge. See "Deductions and Charges -- Surrender Charge" at page 31.

DEATH BENEFIT. The amount determined under the applicable Death Benefit Option (the Level Amount Option or the Variable Amount Option). The proceeds payable to the beneficiary of the Policy upon the death of the Insured under either Death Benefit Option will be reduced by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 19.

DEATH BENEFIT GUARANTEE. A feature of the Policy guaranteeing that the Policy will not lapse before the Insured reaches Age 65 (or five Policy Years, if longer) if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. Under certain circumstances, partial withdrawals may not be deducted from premiums paid for the purposes of the Death Benefit Guarantee. See "Death Benefit Guarantee" at page 27.

DEATH BENEFIT GUARANTEE CHARGE. A monthly charge to compensate us for the risk we assume in providing the Death Benefit Guarantee. This charge is deducted for each Policy Month the Death Benefit Guarantee is in effect and is part of the Monthly Deduction. The amount of this charge is $.01 per $1,000 of Face Amount. See "Death Benefit Guarantee" at page 27 and "Deductions and Charges -- Monthly Deduction" at page 30.

DEATH BENEFIT OPTION. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 19.

FACE AMOUNT. The minimum Death Benefit under the Policy as long as the Policy remains in force. See "Death Benefit" at page 19.

FIXED ACCOUNT. The assets of ReliaStar Life Insurance Company other than those allocated to the Variable Account or any other separate account. See Appendix A.

FIXED ACCUMULATION VALUE. The value attributable to a specific Policy to the extent such amount is attributable to the Fixed Account (our General Account). Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 29 and Appendix B.

FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

INSURED. The person upon whose life the Policy is issued.

ISSUE DATE. The date insurance coverage under a Policy begins.


JANUS ASPEN SERIES.
Aggressive Growth Portfolio
Growth Portfolio
International Growth Portfolio
Worldwide Growth Portfolio


LEVEL AMOUNT OPTION. One of two Death Benefit Options available under the Policy. Under this option, the Death Benefit is the greater of the current Face Amount or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit -- Death Benefit Options" at page 19.

LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due.

MINIMUM FACE AMOUNT. The minimum Face Amount shown in the Policy (currently $25,000).

MINIMUM MONTHLY PREMIUM. A monthly premium amount specified in the Policy and determined by us at issuance of the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount. A requested increase or decrease in the Face Amount, a change in the Death Benefit Option, or the addition or termination of a Policy rider will change the Minimum Monthly Premium. The Minimum Monthly Premium determines the payments required to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee" at page 27.

MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date. The first Monthly Anniversary is on the Policy Date. Whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be considered to be the next Valuation Date.

MONTHLY DEDUCTION. A monthly charge deducted from the Accumulation Value of the Policy. This charge includes the cost of insurance, the Monthly Expense Charge, the Death Benefit Guarantee Charge, and any charges for optional insurance benefits. See "Deductions and Charges -- Monthly Deduction" at page 30.

MONTHLY EXPENSE CHARGE. A monthly charge to reimburse us for expenses incurred in administering the Policy. This charge is part of the Monthly Deduction. The amount of this charge is $3.50 per month plus $.01 per $1,000 of Face Amount. See "Deductions and Charges -- Monthly Deduction" at page 30.

MORTALITY AND EXPENSE RISK CHARGE. A daily charge deducted only from amounts in the Variable Account to compensate us for certain mortality and expense risks we assume under the Policy. The Mortality and Expense Risk Charge will be an annual rate of .80 of 1% (.80%) of the Variable Accumulation Value of the Policy. See "Deductions and Charges -- Mortality and Expense Risk Charge" at page 32.

NET PREMIUM. The gross premium less a Premium Expense Charge of 5%, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. We may in the future also make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums. See "Deductions and Charges -- Premium Expense Charge" at page 29.


NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT").
Limited Maturity Bond Portfolio
Partners Portfolio

NORTHSTAR VARIABLE TRUST.
Northstar Growth Fund
Northstar High-Yield Bond Fund
Northstar Income and Growth Fund
Northstar International Value Fund
Northstar Multi-Sector Bond Fund

OCC ACCUMULATION TRUST.
Equity Portfolio
Global Equity Portfolio
Managed Portfolio
Small Cap Portfolio


PUTNAM VARIABLE TRUST.
Putnam VT Diversified Income Fund
Putnam VT Growth and Income Fund
Putnam VT Utilities Growth and Income Fund
Putnam VT Voyager Fund

PLANNED PERIODIC PREMIUM. The scheduled premium selected by you of a level amount at a fixed interval. The initial Planned Periodic Premium you select will be shown in the Policy. See "Payment and Allocation of Premiums -- Planned Periodic Premiums" at page 27.

POLICY, POLICIES. The flexible premium variable life insurance Policy offered by us and described in this Prospectus.

POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. Whenever the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be considered to be the next Valuation Date.

POLICY DATE. The Policy Date is used in determining Policy Years, Policy Months, Monthly Anniversaries, and Policy Anniversaries. The Policy Date will be shown in the Policy.

POLICY MONTH. A month beginning on the Monthly Anniversary.

POLICY YEAR. A year beginning on the Policy Anniversary.

PREMIUM EXPENSE CHARGE. An amount deducted from each premium payment. The Premium Expense Charge is currently 5% of each premium payment, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. We may in the future also make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums. See "Deductions and Charges -- Premium Expense Charge" at page 29.

RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SALES CHARGE REFUND. An amount designated as Sales Charge Refund may exist during the first two Policy Years or during any 24-month period following a requested increase in Face Amount. Any such Sales Charge Refund will be applied to supplement the Cash Surrender Value so as to continue the Policy in force for some months during either of these 24-month periods if there is insufficient Cash Surrender Value to cover Monthly Deductions. The Sales Charge Refund, if any, to the extent not so applied, will be refunded upon total surrender of the Policy during either of these 24-month periods. See "Sales Charge Refund" at page 33.

SEC. Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

SUB-ACCOUNT. A sub-division of the Variable Account. Each Sub-Account invests exclusively in the shares of a specified Fund.

SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. The Surrender Charge consists of the Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge. See "Deductions and Charges -- Surrender Charge" at page 31.

SURRENDER CHARGE GUIDELINE. An amount used in calculating Sales Charge Refunds (see "Sales Charge Refund" at page 33) and in calculating the sales charge on requested increases in Face Amount (see

"Deductions and Charges -- Surrender Charge -- Contingent Deferred Sales Charge" at page 31). The Surrender Charge Guideline will equal the amount obtained by dividing the Face Amount or the amount of a requested increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix
F. The Surrender Charge Guideline factors included in Appendix F are based on certain provisions of Rule 6e-3(T), adopted by the SEC.

UNIT VALUE. The unit measure by which the value of the Policy's interest in each Sub-Account is determined. See Appendix B.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account Corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date. See Appendix B.

VARIABLE ACCOUNT. Select*Life Variable Account, a separate investment account established by us to receive and invest Net Premiums paid under the Policy. See "The Variable Account" at page 18.

VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy to the extent such amount is attributable to the Variable Account. See "Accumulation Value" and Appendix B.

VARIABLE AMOUNT OPTION. One of two Death Benefit Options available under the Policy. Under this option, the Death Benefit is the greater of the Face Amount plus the Accumulation Value of the Policy, or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit -- Death Benefit Options" at page 19.

VIP. Variable Insurance Products Fund
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Money Market Portfolio
Overseas Portfolio


VIP II. Variable Insurance Products Fund II
Asset Manager Portfolio
Contrafund Portfolio
Index 500 Portfolio
Investment Grade Bond Portfolio


WE, US, OUR, OR THE COMPANY. ReliaStar Life Insurance Company.

YOU, YOUR. The Policy owner as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

This is a brief summary of the Policy's features. More detailed information follows later in this Prospectus.

HOW DOES THE POLICY COMPARE TO TRADITIONAL LIFE INSURANCE?

Like traditional life insurance:

     * The Policy provides a guaranteed minimum amount of life insurance coverage.

     * As long as you meet the requirements for the Death Benefit Guarantee, your Policy will remain in force until the Insured reaches Age 65 (or five Policy Years, if longer).

     * You can surrender the Policy while the Insured is living and receive its Cash Surrender Value.

     *    The Policy has a loan value.

     *    The Fixed Accumulation Value is guaranteed.

Unlike traditional life insurance:

     *    You choose where the Net Premiums for the Policy are invested.

     *    You may transfer existing values among the investment options.

     * The Variable Accumulation Value may increase or decrease based on the investment performance of the Funds you select.

     *    You choose between two Death Benefit Options.

     *    You choose the amount and frequency of your premium payments.

     *    After the second Policy Year, you can increase or decrease the Face
          Amount.

WHAT IS THE DEATH BENEFIT?

You choose one of two Death Benefit Options -- the Level Amount Option or the Variable Amount Option. The Death Benefit under the Level Amount Option is the greater of the Face Amount or the applicable percentage of Accumulation Value on the Valuation Date on or the next following Valuation Date following the Insured's death. The Death Benefit under the Variable Amount Option is equal to the greater of the Face Amount plus the Accumulation Value, or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. See "Death Benefit".

The proceeds payable upon the death of the Insured under either Death Benefit Option will be reduced by any Loan Amount and any unpaid Monthly Deductions.

The Death Benefit will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions.

Under certain circumstances a part of the Death Benefit may be paid to you when the Insured has been diagnosed as having a terminal illness. See "Accelerated Benefit Rider".

WHAT FLEXIBILITY DO YOU HAVE TO ADJUST THE AMOUNT OF THE DEATH BENEFIT?

Although we reserve the right to limit increases and decreases during the first two policy years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount".

Generally, you may also change the Death Benefit Option at any time. See "Death Benefit -- Change in Death Benefit Option".

For a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs, see "Death Benefit -- Insurance Protection".

WHAT IS THE DEATH BENEFIT GUARANTEE?

Until the Insured reaches Age 65 (or five Policy Years, if longer), if you meet the requirements for the Death Benefit Guarantee we will not lapse your Policy, even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee".

IF THE DEATH BENEFIT GUARANTEE IS NOT IN EFFECT, WHAT WILL CAUSE THE POLICY TO LAPSE?

The Policy will only lapse if (a) the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund reduced by the applicable Surrender Charge, or (b) the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and in both cases if a grace period of 61 days expires without a sufficient payment. The Policy thus differs in two important respects from traditional life insurance. First, the failure to pay a Planned Periodic Premium will not automatically cause the Policy to lapse. Second, even if Planned Periodic Premiums have been paid, the Policy may lapse. See "Policy Lapse and Reinstatement -- Lapse".

WHAT IS THE FIXED ACCOUNT?

The Fixed Account consists of all of our assets other than those in our separate accounts (including the Variable Account). We credit interest of at least 4% per year on any amounts you have in the Fixed Account. From time to time we may guarantee interest in excess of 4%. Interests in the Fixed Account have not been registered under the Securities Act of 1933 nor is the Fixed Account subject to the restrictions of the Investment Company Act of 1940. See Appendix A.

WHAT IS THE VARIABLE ACCOUNT?

The Select*Life Variable Account is one of our separate accounts. Only premiums from our variable life insurance policies are invested in the Variable Account. See "The Variable Account".

The Variable Account is divided into Sub-Accounts. Premiums allocated to each Sub-Account are invested in shares, at net asset value, of the Fund related to that Sub-Account. The Variable Accumulation Value of the Policy will vary with, among other things, the investment performance of the Funds to which Policy premiums are allocated and the charges deducted from the Variable Accumulation Value. See "Accumulation Value".

WHAT ARE THE MINIMUM AND MAXIMUM PREMIUM PAYMENTS ALLOWED?

With certain restrictions, you can choose when you pay premiums and how much each payment will be. In most cases, however, payment of cumulative premiums sufficient to maintain the Death Benefit Guarantee will be required to keep the Policy in force during at least the first several Policy Years (see "Death Benefit Guarantee"). We may choose not to accept a payment of less than $25.00. We do, however, reserve the right to limit the amount of any payment and certain maximum limits apply. We will return to you any premium paid to the extent that total premiums paid, both scheduled and unscheduled, would exceed the current maximum premium payments allowed for life insurance under Federal tax law. See "Payment and Allocation of Premiums -- Amount and Timing of Premiums".

HOW ARE PREMIUMS ALLOCATED TO THE INVESTMENT OPTIONS?

You choose the premium allocation on the application. You can allocate premiums to the Fixed Account and/or one or more Sub-Accounts of the Variable Account. The initial allocation remains in effect for any future premium payments until you change it. See "Payment and Allocation of Premiums -- Allocation of Premiums".

WHO ARE THE INVESTMENT ADVISERS OF THE FUNDS?


Fred Alger Management, Inc. ("Alger Management") is the investment manager for the three Alger American Funds and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees.


Fidelity Management & Research Company is the investment adviser of the VIP's five portfolios and of VIP II's four portfolios.


Janus Capital Corporation ("Janus Capital") is the investment adviser of four portfolios of Janus Aspen Trust.

Neuberger&Berman Management is the investment adviser with assistance of Neuberger&Berman, LLC, as sub-adviser, for AMT Partners Investments and AMT Limited Maturity Bond Investments.

Northstar Investment Management Corporation, an affiliate of the Company, is the investment adviser for the five funds of the Northstar Variable Account. Certain of the Northstar Funds are sub-advised by third-party investment advisers.

OpCap Advisors is the investment manager for each of the four OCC
Accumulation Trust Portfolios and is a subsidiary of Oppenheimer Capital, a registered investment adviser.

Putnam Investment Management, Inc. ("Putnam Management") is the investment adviser of the Putnam Variable Trust's four funds.

WHAT ARE THE CHARGES AGAINST THE VARIABLE ACCOUNT?

Certain charges will be deducted as a percentage of the value of the net assets of the Variable Account. These charges will not be deducted from assets in the Fixed Account.

TAXES. Currently no charge is made to the Variable Account for Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made.

WHAT ARE THE INVESTMENT ADVISORY FEES AND THEIR FUND EXPENSES?


Because the Variable Account purchases shares of the Funds, the net asset value of the investments of the Variable Account will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth below is information provided by each Fund on its total 1996 annual expenses as a percentage of the Fund's average net assets. For more information concerning these expenses, see the prospectuses for the Funds located in Part II, the "SELECT*PRODUCT MUTUAL FUNDS".




EXPENSES

                                                                                 TOTAL INVESTMENT
                                                      MANAGEMENT      OTHER        FUND ANNUAL
FUND                                                     FEES        EXPENSES        EXPENSES
----                                                     ----        --------        --------

Alger American Growth Portfolio (a)                      0.75%         0.04%           0.79%
Alger American Mid Cap Growth Portfolio (a)              0.80%         0.04%           0.84%
Alger American Small Capitalization Portfolio (a)        0.85%         0.03%           0.88%


Fidelity VIP Equity-Income Portfolio (a)(b)              0.51%         0.07%           0.58%
Fidelity VIP Growth Portfolio (a)(b)                     0.61%         0.08%           0.69%
Fidelity VIP High Income Portfolio (a)                   0.59%         0.12%           0.71%
Fidelity VIP Money Market Portfolio (a)                  0.21%         0.09%           0.30%
Fidelity VIP Overseas Portfolio (a)(b)                   0.76%         0.17%           0.93%


Fidelity VIP II Asset Manager Portfolio (a)(b)           0.64%         0.10%           0.74%
Fidelity VIP II Contrafund Portfolio (a)(b)              0.61%         0.13%           0.74%
Fidelity VIP II Index 500 Portfolio (a)(c)               0.13%         0.15%           0.28%
Fidelity VIP II Investment Grade Bond Portfolio (a)      0.45%         0.13%           0.58%

Janus Aggressive Growth Portfolio (a)(d)                 0.72%         0.04%           0.76%
Janus Growth Portfolio (a)(d)                            0.65%         0.04%           0.69%
Janus International Growth Portfolio (a)(d)              0.05%         1.21%           1.26%
Janus Worldwide Growth Portfolio (a)(d)                  0.66%         0.14%           0.80%

Neuberger&Berman Limited Maturity
 Bond Portfolio (a)                                      0.65%         0.13%           0.78%
Neuberger&Berman Partners Portfolio (a)                  0.84%         0.11%           0.95%

Northstar Growth Fund (e)                                0.75%         0.05%           0.80%
Northstar High Yield Bond Fund (e)                       0.75%         0.05%           0.80%
Northstar Income and Growth Fund (e)                     0.75%         0.05%           0.80%
Northstar International Value Fund (e)                   0.75%         0.05%           0.80%
Northstar Multi-Sector Bond Fund (e)                     0.75%         0.05%           0.80%

OCC Equity Portfolio (a)(f)                              0.80%         0.22%           1.02%
OCC Global Equity Portfolio (a)(f)                       0.80%         0.63%           1.43%
OCC Managed Portfolio (a)(f)                             0.80%         0.10%           0.90%
OCC Small Cap Portfolio (a)(f)                           0.80%         0.22%           1.02%


Putnam VT Diversified Income Fund                        0.70%         0.13%           0.83%
Putnam VT Growth and Income Fund                         0.49%         0.05%           0.54%
Putnam VT Utilities Growth and Income Fund (g)           0.69%         0.09%           0.78%
Putnam VT Voyager Fund                                   0.57%         0.06%           0.63%





(a) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and in some cases, distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.

(b) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on univested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for VIP's Equity Income Portfolio, .67% for VIP's Growth Portfolio, .92% for VIP's Overseas Portfolio, .73% for VIP II's Asset Manager
         Portfolio, and .71% for VIP II's Contrafund Portfolio.

(c) FMR agreed to reimburse a portion of VIP II's Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .28%, .15% and .43% respectively.

(d) The fees and expenses in the table above are based on gross expenses before expense offset arrangements for the fiscal year ended December
         31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, International Growth, and Worldwide Growth
         Portfolios reduce the management fee to the level of the corresponding
         Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses would have been: 0.79%, 0.04%, and 0.83% for the Growth Portfolio; 0.79%, 0.04%, and 0.83% for the Aggressive Growth
         Portfolio; 1.00%, 1.21%, and 2.21% for the International Growth
         Portfolio; and 0.77%, 0.14%, and 0.91% for the Worldwide Growth
         Portfolio.

(e) The investment adviser to the Northstar variable trust has agreed to reimburse the five Northstar Funds for any expenses in excess of 0.80% of each Fund's average daily net assets. In the absence of the investment adviser's expense reimbursements, the actual expenses that would have been paid by each Fund during its fiscal year ended December
         31, 1996 would have been: Income and Growth Fund -- 1.40%; Growth Fund
         -- 1.70%; Multi-Sector Bond Fund -- 1.68%; and High Yield Bond Fund --
         1.73%. The International Value Fund commenced operations on August 8,
         1997, and so has no historical expense information. Absent the expense reimbursement, Management Expenses for this Fund would be projected to be 1.90%. Expense reimbursements are voluntary. There is no assurance on ongoing reimbursement.

(f)      The annual expenses of OCC Accumulation Trust Portfolio (the
         "Portfolios") as of December 31, 1996 have been restated to reflect new management fee and expense limitation arrangements in effect as of May
         1, 1996. Additionally, Other Expenses are shown gross of certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Effective May 1, 1996, the expenses of the Portfolios were contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.25% of their respective average daily net assets.
         Furthermore, through December 31, 1997, the annualized operating expenses of the Equity, Managed, and Small Cap Portfolios will be voluntarily limited by OpCap Advisors so that annualized operating expenses (net of any expense offsets) of these Portfolios do not exceed
         1.00% of their respective average daily net assets. Without such contractual and voluntary expense limitations and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total
         Investment Fund Annual Expenses incurred for the fiscal year ended
         December 31, 1996 would have been .80%, .31% and 1.11% respectively, for the Equity Portfolio; .80%, 1.04% and 1.84% respectively, for the Global Equity Portfolio; .80%, .10% and .90% respectively, for the
         Managed Portfolio; and .80%, .26% and 1.06% respectively, for the Small
         Cap Portfolio.


(g) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the Management Contract for Putnam VT
         Utilities Growth and Income Fund. The management




         fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



WHAT CHARGES DO WE MAKE AGAINST EACH PREMIUM PAYMENT?

We deduct an amount (the Premium Expense Charge) from each premium and credit the remaining premium (the Net Premium) to the Fixed Account or to the Variable Account in accordance with your instructions. The Premium Expense Charge is 5% of each premium payment, which consists of a sales charge of 2.50% and a premium tax charge of 2.50%. Although we do not currently do so, we may choose to make an additional charge of up to $2.00 per premium payment as part of the Premium Expense Charge to reimburse us for premium processing expenses. See "Deductions and Charges -- Premium Expense Charge".

WHAT CHARGES DO WE MAKE AGAINST THE ACCUMULATION VALUE?

The Accumulation Value of the Policy is subject to several charges -- the Monthly Deduction, the Mortality and Expense Risk Charge, and transfer and partial withdrawal charges. Only the Variable Accumulation Value is subject to the Mortality and Expense Risk Charge.

The Monthly Deduction will be deducted monthly from both the Fixed Accumulation Value and the Variable Accumulation Value and includes the cost of insurance, the Monthly Expense Charge, the Death Benefit Guarantee Charge and charges for optional insurance benefits. The cost of insurance will be determined by multiplying the applicable cost of insurance rate(s) by the net amount at risk. The Monthly Expense Charge will be $3.50 per month plus $.01 per $1,000 of Face Amount. The Death Benefit Guarantee Charge will be $.01 per $1,000 of Face Amount for each month the Death Benefit Guarantee is in effect. The charges for optional insurance benefits will vary depending upon the benefit(s) selected. See "Deductions and Charges -- Monthly Deduction".

The Mortality and Expense Risk Charge will be deducted daily from the Variable Accumulation Value only. The Mortality and Expense Risk Charge will be equal to, on an annual basis, .80 of 1% (.80%) of the daily Variable Accumulation Value (that is, the total value attributable to a specific Policy in the Sub-Accounts of the Variable Account) of the Policy. See "Deductions and Charges -- Charges Against the Variable Account".

There is currently no charge imposed for each transfer but we presently charge $10.00 for each partial withdrawal. The charge for transfers and partial withdrawals is guaranteed not to exceed $10.00 per transfer or partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges".

WHAT CHARGES DO WE MAKE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY?

During the first 15 years the Policy is in force and the first 15 years following a requested increase in the Face Amount, there is a charge if the Policy lapses or you surrender the Policy (the Surrender Charge). The Surrender Charge consists of the Contingent Deferred Sales Charge to recover our sales expenses, and the Contingent Deferred Administrative Charge to recover our policy administration expenses. See "Deductions and Charges -- Surrender Charge".

The maximum Contingent Deferred Sales Charge and the maximum Contingent Deferred Administrative Charge on the initial Face Amount and on any requested increases in Face Amount will be determined on the Policy Date and on the effective date of any such requested increase, as the case may be. These maximum charges then remain level during the first five years in the relevant 15-year period, and then reduce in equal monthly increments until they become zero at the end of 15 years. Thus, if the Policy remains in force during the entire relevant 15-year period, you do not pay this charge.

The Contingent Deferred Administrative Charge on the initial Face Amount will depend upon the initial Face Amount and the Insured's Age on the Policy Date. The Contingent Deferred Administrative Charge on any requested increase in Face Amount will depend upon the Face Amount of the increase and the Insured's Age on the effective date of the increase (see Appendix D).

The Contingent Deferred Sales Charge on the initial Face Amount will depend upon the initial Face Amount, the Insured's Age on the Policy Date, and the Insured's sex. The Contingent Deferred Sales Charge on any requested increase in Face Amount will depend upon the Face Amount of the increase, the Insured's Age on the effective date of the increase, and the Insured's sex (see Appendix E).

The Contingent Deferred Sales Charge applicable to Policies issued in Montana will not be affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge applied to Policies issued in that state will differ from the charge made on Policies issued in other states.

The Surrender Charge imposed upon early surrender or lapse will be significant. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

WHAT IS THE VALUE OF THE POLICY IF YOU SURRENDER IT?

In general, the Cash Surrender Value is the amount you would receive if you surrender the Policy. To determine the Cash Surrender Value, your Accumulation Value is reduced by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. During the first two Policy Years and the first two Policy Years following an increase in the Face Amount, you may also be entitled to a refund of a portion of any charges made for sales expenses. See "Surrender Benefits -- Total Surrender" and "Sales Charge Refund".

CAN YOU MAKE PARTIAL WITHDRAWALS?

Yes, you can withdraw part of your Cash Surrender Value. You will not incur a Surrender Charge, but partial withdrawals are subject to a $10.00 processing charge. Only one partial withdrawal is allowed in any Policy Year. See "Surrender Benefits -- Partial Withdrawal".

WHAT ARE THE FREE LOOK AND CONVERSION RIGHTS?

You have a limited free look period during which you have a right to return the Policy and receive a refund of all premiums paid. See "Free Look and Conversion Rights -- Free Look Rights". The Policy must be returned to us by the latest of:

     *    Midnight of the 20th day after you receive it;

     * Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     * Midnight of the 45th day after the date your application for the Policy is signed.

Also, the Policy may in effect be converted in whole or in part to a "fixed benefit" policy (providing benefits that do not vary with the investment performance of the Variable Account) at any time by transferring all or part of the Accumulation Value of the Policy from the Variable Account to the Fixed Account. See "Free Look and Conversion Rights -- Conversion Rights".

Similar free look and conversion rights will be available for requested increases in the Face Amount. See "Free Look and Conversion Rights".

CAN YOU TRANSFER BETWEEN THE SUB-ACCOUNTS AND/OR THE FIXED ACCOUNT?

Subject to certain restrictions, you can transfer all or part of your Accumulation Value between the investment options of the Policy. We currently allow up to twelve transfers per year. Transfers from the Fixed Account are subject to certain additional restrictions. We reserve the right to limit you to four transfers per year and to make a $10.00 charge for each transfer. To the extent, however, that you request a transfer from the Variable Account to the Fixed Account in connection with exercising your conversion rights under the Policy (see "Free Look and Conversion Rights -- Conversion Rights"), the transfer limit and the $10.00 charge will not apply. See "Transfers".

CAN YOU BORROW AGAINST THE VALUE OF THE POLICY?

You can borrow up to 75% of the Cash Surrender Value of the Policy. (In Texas, the percentage is 100% and in Alabama, Maryland and Virginia, the percentage is 90%. In Indiana you can borrow up to 75% of the Cash Surrender Value of the Policy during the first Policy Year.) Each loan must be at least $500, except in Connecticut it must be at least $200. Interest is payable in advance for each Policy Year and accrues daily at an effective annual rate that will not exceed 8.00% (which is 7.40% when payable in advance). After the tenth Policy Year, we will charge interest at an annual rate of 5.75% (which is 5.44% when payable in advance) on the portion of your Loan Amount that is not in excess of (a) the Accumulation Value, less (b) the total of all premiums paid net of all partial withdrawals. See "Policy Loans".

ARE DEATH BENEFIT PROCEEDS TAXABLE INCOME TO THE BENEFICIARY?

Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary.
See "Federal Tax Matters -- Policy Proceeds".

ARE ACCUMULATION VALUE INCREASES INCLUDED IN YOUR TAXABLE INCOME?

Under current Federal tax law, as long as the Policy qualifies as life insurance Accumulation Value increases will also be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore any increases should accumulate on a tax deferred basis. See "Federal Tax Matters Policy Proceeds".

WILL EXERCISING CERTAIN POLICY RIGHTS HAVE TAX CONSEQUENCES?

A change of owners, a partial withdrawal, a total surrender, or a Policy loan may have tax consequences depending on the particular circumstances. See "Federal Tax Matters -- Policy Proceeds".

WHO SELLS THE POLICIES?

The Policies are sold by licensed insurance agents who are also registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Washington Square Securities, Inc., an affiliate of ours, is the Principal Underwriter of the Policies. See "Distribution of the Policies".

PART 2. DETAILED INFORMATION

RELIASTAR LIFE INSURANCE COMPANY

We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. Effective January 3, 1989, we converted from a stock and mutual life insurance company to a stock life insurance company, and through a merger, we became a direct, wholly-owned subsidiary of ReliaStar Financial Corp., (formerly known as The NWNL Companies, Inc.). We offer individual life insurance and annuities, employee benefits and retirement contracts. The Policies described in this Prospectus are nonparticipating. On a consolidated basis, we have $190 billion of life insurance in force and our assets are $16.7 billion. Our Home Office is at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (telephone 612-372-5507).

THE VARIABLE ACCOUNT

The Variable Account is a Separate Account of ours, established by the Board of Directors on October 11, 1984 pursuant to the laws of the State of Minnesota. The Variable Account will receive and invest the Net Premiums paid and allocated to it under this Policy. In addition, the Variable Account will receive and invest net premiums for another class of flexible premium variable life insurance policy and may do so for additional classes in the future. We have registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

We own the assets of the Variable Account. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account cannot be charged with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).

For a description of the Fixed Account, see Appendix A.

PERFORMANCE INFORMATION

Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Performance information for the Sub-Accounts will reflect deduction of Fund expenses and the Mortality and Expense Risk Charge at the Variable Account level. Quotations of performance information for the Funds will be accompanied by performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Sub-Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

Performance of the Sub-Accounts and/or the Funds as reported from time to time in advertisements and sales literature may be compared to other variable life insurance issuers in general or to the performance of particular types of variable life insurance policies investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE, and FORTUNE. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration.

We may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

THE POLICIES

The Policies are flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts. They are "flexible premium" because premiums do not have to be paid according to a fixed schedule. They are "variable" because, to the extent Accumulation Value is attributable to the Variable Account, Accumulation Values and, under certain circumstances, the Death Benefit will increase and decrease based on the investment performance of the Funds in which the Sub-Accounts invest.

DEATH BENEFIT

Like traditional life insurance, we pay a death benefit if the Insured dies while the Policy is in force. The proceeds payable upon the death of the Insured will be the Death Benefit (see "Death Benefit Options" below) reduced by any Loan Amount and unpaid Monthly Deductions. All or part of the proceeds may be paid in cash to your beneficiaries or under one or more of the settlement options we offer (see "General Provisions -- Settlement Options").

The Policy provides two Death Benefit Options: the Level Amount Option and the Variable Amount Option. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after issuance of the Policy. See "Death Benefit -- Change in Death Benefit Option".

The Death Benefit may vary with the Policy's Accumulation Value. Under the Level Amount Option, the Death Benefit will only vary with the Accumulation Value whenever the Accumulation Value multiplied by the applicable percentage (see "Death Benefit Options -- Level Amount Option") exceeds the Face Amount of the Policy, The Death Benefit under the Variable Amount Option will always vary with the Accumulation Value because the Death Benefit equals the Face Amount plus the Accumulation Value, or the applicable percentage of the Accumulation Value. Under either Death Benefit Option, however, the Death Benefit will never be less than the current Face Amount of the Policy and will be payable only as long as the Policy remains in force.

In addition to affecting the amount of the Death Benefit as described above, the Accumulation Value generally determines how long the Policy remains in force. See "Policy Lapse and Reinstatement". This means that, to the extent Accumulation Value is attributable to the Variable Account, the investment performance of the Variable Account (and the underlying Funds) may affect the duration of the Policy by affecting the amount of Accumulation Value. You bear the investment risk with respect to any amounts allocated to the Variable Account. If, however, the Death Benefit Guarantee is in effect (see "Death Benefit Guarantee"), the Policy will stay in force until the Insured reaches Age 65 (or five Policy Years, if longer) without regard to the investment performance under the Policy.

Appendix C illustrates Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts.

DEATH BENEFIT OPTIONS
The Level Amount Option and the Variable Amount Option are described below.

LEVEL AMOUNT OPTION. The Death Benefit is the greater of the current Face Amount of the Policy or the applicable percentage of Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The applicable percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Ages as shown in the Applicable Percentage Table on page 17. Accordingly, under the Level Amount Option the Death Benefit will remain level unless the applicable percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

ILLUSTRATION OF LEVEL AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 X 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 X 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%).

Similarly, as long as the Accumulation Value exceeds $40,000, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

The applicable percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under Age 40), the applicable percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

                           APPLICABLE PERCENTAGE TABLE

                 INSURED'S AGE ON             APPLICABLE PERCENTAGE
            PREVIOUS POLICY ANNIVERSARY       OF ACCUMULATION VALUE
            ---------------------------       ---------------------
                   40 or younger                       250%
                        41                             243
                        42                             236
                        43                             229
                        44                             222
                        45                             215
                        46                             209
                        47                             203
                        48                             197
                        49                             191
                        50                             185
                        51                             178
                        52                             171
                        53                             164
                        54                             157
                        55                             150
                        56                             146
                        57                             142
                        58                             138
                        59                             134
                        60                             130
                        61                             128
                        62                             126
                        63                             124
                        64                             122
                        65                             120
                        66                             119
                        67                             118
                        68                             117
                        69                             116
                        70                             115
                        71                             113
                        72                             111
                        73                             109
                        74                             107
                       75-90                           105
                        91                             104
                        92                             103
                        93                             102
                        94                             101
                        95                             100

VARIABLE AMOUNT OPTION. The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the applicable percentage of the Accumulation Value on the Valuation Date on or next following the date of the Insured's death. The applicable percentage is 250% for an Insured Age 40 or below, and the percentage declines with increasing Age as shown in the Applicable Percentage Table above. Accordingly, under the Variable Amount Option the amount of the Death Benefit will always vary as the Accumulation Value varies.

ILLUSTRATION OF VARIABLE AMOUNT OPTION. For purposes of this illustration, assume that the Insured is under Age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000

($100,000 + $40,000). The Death Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately $66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 X 250%); an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 X 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 X 250%).

Similarly, any time the Accumulation Value exceeds $66,667, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the current Face Amount plus the Accumulation Value of the Policy.

The applicable percentage becomes lower as the Insured's Age increases. If the current Age of the Insured in the illustration above were, for example, 50 (rather than under 40), the applicable percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1.00 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

WHICH DEATH BENEFIT OPTION TO CHOOSE

If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value, you should choose the Level Amount Option.

REQUESTED CHANGES IN FACE AMOUNT
Subject to certain limitations, you may request an increase or decrease in the Face Amount. We reserve the right to limit increases or decreases in the Face Amount during the first two Policy Years.

INCREASES. For an increase in the Face Amount, a written request must be submitted. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000 and no increase will be permitted after the Insured reaches Age 75. We will deduct any charges associated with the increase (the increases in the cost of insurance, Death Benefit Guarantee Charge, Surrender Charge and Monthly Expense Charge -- see "Effect of Requested Changes in Face Amount" below) from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look, conversion, and refund rights with respect to requested increases in Face Amount. See "Sales Charge Refund" and "Free Look and Conversion Rights".

DECREASES. For a decrease in the Face Amount, a written request must also be submitted. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current policies, the Minimum Face Amount is $25,000, but we reserve the right to establish a different Minimum Face Amount in the future. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Policy Proceeds"), the decrease will be limited to the extent necessary to meet these requirements.

For purposes of determining the cost of insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

(a)  The Face Amount provided by the most recent increase;

(b)  The next most recent increases successively; and

(c)  The Face Amount when the Policy was issued.

By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction".

For example, assume that the initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance, the Monthly Expense Charge, and the Death Benefit Guarantee Charge depend upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge".

An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. See "Death Benefit Guarantee".

The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee".

INSURANCE PROTECTION
You may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways as insurance needs change. These ways include increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and, to a lesser extent, making a partial withdrawal under the Policy. Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

(a) A decrease in the Face Amount will, subject to the applicable percentage limitations (see "Death Benefit -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Policy charges generally will decrease as well. (Note that the Surrender Charge will NOT be reduced. See "Deductions and Charges -- Surrender Charge".)

(b) An increase in the Face Amount (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant applicable percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

(c) A partial withdrawal will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

(d) Under the Level Amount Option, until the applicable percentage of Accumulation Value exceeds the Face Amount, (i) an increased level of premium payments will reduce the amount of pure insurance protection, and
     (ii) a reduced level of premium payments will increase the amount of pure insurance protection.

(e) Under the Variable Amount Option, until the applicable percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection. (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

(f) Under either Death Benefit Option, if the Death Benefit is the applicable percentage of Accumulation Value, then (i) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums"), and (ii) a reduced level of premium payments will reduce the pure insurance protection.

     THE TECHNIQUES DESCRIBED IN THIS SECTION FOR CHANGING THE AMOUNT OF PURE INSURANCE PROTECTION UNDER THE POLICY (FOR EXAMPLE, CHANGING THE FACE AMOUNT, MAKING A PARTIAL WITHDRAWAL, AND CHANGING THE AMOUNT OF PREMIUM PAYMENTS) MUST BE CONSIDERED TOGETHER WITH THE OTHER RESTRICTIONS AND CONSIDERATIONS DESCRIBED ELSEWHERE IN THIS PROSPECTUS.

CHANGE IN DEATH BENEFIT OPTION
You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the Minimum Face Amount (currently $25,000).

If the Death Benefit Option is changed from the Variable Amount Option to the Level Amount Option, the Face Amount will be increased by an amount equal to the Policy's Accumulation Value on the effective date of the change.

An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the Monthly Deduction because the cost of insurance, the Monthly Expense Charge, and the Death Benefit Guarantee Charge depend upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction". The Surrender Charge, however, will not be affected by an increase or decrease in Face Amount resulting from a change in Death Benefit Option.

Changes in the Death Benefit Option do not require additional evidence of insurability.

ACCELERATED BENEFIT RIDER
Under certain circumstances, the Accelerated Benefit Rider allows a Policy owner to accelerate benefits from the Policy that would be otherwise payable upon the death of the Insured. The benefit may vary state-by-state and your registered representative should be consulted as to whether and to what extent the Rider is available in a particular state and on any particular Policy.

Generally, we will provide an Accelerated Benefit if the Insured has a terminal illness that will result in the death of the Insured within 12 months, as certified by a physician.

The Accelerated Benefit will not be more than 50% of the amount that would be payable at the death of the Insured. The Accelerated Benefit will first be used to pay off any outstanding Policy loans and interest due. The remainder of the Accelerated Benefit will be in a lump sum to the Policy owner. Limitations, as described in the Accelerated Benefit Rider, may apply.

A lien will be established against the Policy for the amount of the Accelerated Benefit plus the administrative charge, plus interest on the lien. Any proceeds from the Policy will be first used to repay this lien. The Policy owner's access to the Cash Value will be reduced by the amount of the lien. The proceeds payable to the beneficiary will be reduced by the amount of the lien.

The administrative charge will not exceed $300 and will be assessed at the time the benefit is accelerated.

The premium payable on the Policy will not be affected by the Accelerated
Benefit.

Receipt of a benefit under the Accelerated Benefit Rider may give rise to Federal or State income tax. A competent tax adviser should be consulted for further information.

The above information is not intended to be a complete summary of the Rider. All of the terms and provisions of the Accelerated Benefit Rider are set forth in the Rider and should be referred to in order to fully ascertain its benefits and limitations.

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY
To apply for a Policy, an individual must complete an application and personally deliver it to our licensed agent. The minimum Face Amount is currently $25,000, but we reserve the right to specify a different minimum Face Amount in the future for issuing a new Policy. We will generally only issue a Policy to an applicant Age 75 or less who supplies evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

SPONSORED MARKET PLANS. Policies may be purchased under sponsored arrangements where permitted by state law. A "sponsored arrangement" includes an arrangement where an employer permits group solicitation of its employees or an association permits group solicitations of its members for the purchase of Policies on an individual basis.

All participants in sponsored arrangements are individually underwritten. Persons purchasing under a sponsored arrangement may apply for simplified underwriting. If simplified underwriting is granted, the cost of insurance may increase as a result of higher than anticipated mortality experience. However, any such increase will not cause the cost of insurance charge to exceed the guaranteed rates set forth in the Policy.

COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicant pays at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application, or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.

MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums (see "Death Benefit Guarantee"). If however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

TEMPORARY INSURANCE. At the time the application is taken, the applicant can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the face amount specified in the premium receipt and will be effective until the earliest of the following:

     *    The date the coverage under the Policy is effective.

     * The date the applicant receives an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.

     * The date of death of the proposed Insured, any proposed additional Insured, or any proposed Insured child.

     * The 75th day after the date of the receipt for the temporary insurance.

CREDITING NET PREMIUMS. We will credit Net Premiums to the Sub-Accounts of the Variable Account and to the Fixed Account on the basis of the applicant's allocation on the latest of the following dates:

     *    The Valuation Date following the date of underwriting approval.

     *    The Valuation Date on or next following the Policy Date.

     * The Valuation Date on or next following the date we have received at least the required minimum initial premium payment.

     * In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

Until the date on which Net Premiums are credited as described above, premium payments will be held in our General Account. No interest will be earned on these premium payments during this period of time.

REFUNDING PREMIUM. We will return all premiums paid without interest if any of the following occur:

     *    We send notice to the applicant that the insurance is declined.

     *    The applicant refuses an offer for an alternative policy.

     * The applicant does not supply required medical exams or tests within 30 days of the date of the application.

     * The applicant returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights".

ALLOCATION OF PREMIUMS
You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. If you fail to instruct us where to allocate your Net Premiums, we reserve the right to place them in the Money Market Portfolio. You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The new premium allocation may be 100% to any Account or divided in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current premium allocation will not affect the allocation of existing Accumulation Value.

AMOUNT AND TIMING OF PREMIUMS
The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect -- see "Death Benefit Guarantee"). After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     * IN MOST CASES, PAYMENT OF CUMULATIVE PREMIUMS SUFFICIENT TO MAINTAIN THE DEATH BENEFIT GUARANTEE WILL BE REQUIRED TO KEEP THE POLICY IN FORCE DURING AT LEAST THE FIRST SEVERAL POLICY YEARS. SEE "DEATH BENEFIT GUARANTEE".

     *    We may choose not to accept any premium less than $25.00.

     * We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the life of any Insured, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. In our discretion, however, we may waive any of these premium limitations.

     * We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options".

     * In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Federal Internal Revenue Code. If at any time a premium is paid which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitations.

     * If you contemplate a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy. See "Federal Tax Matters -- Policy Proceeds".

PLANNED PERIODIC PREMIUMS
You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. The Planned Periodic Premiums may be paid annually, semi-annually, quarterly or, if you choose, you can pay the Planned Periodic Premiums by bank account monthly deduction or government allotment.

The amount and frequency of your initial Planned Periodic Premium will be shown in the Policy. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase.

As mentioned above, the amount and frequency of premium payments will affect Accumulation Value, Cash Surrender Value, and how long the Policy will remain in force. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

UNSCHEDULED ADDITIONAL PREMIUMS
Premiums, other than Planned Periodic Premiums, may be paid at any time while the Policy is in force. We may limit the number and amount of these additional payments.

PAYING PREMIUMS BY MAIL
Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:

     ReliaStar Life Insurance Company
     P.O. Box 802511
     Chicago, Illinois 60680-2511

DEATH BENEFIT GUARANTEE

If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee". The Death Benefit Guarantee expires at the Insured's Age 65 (or five Policy Years, if longer).

In general, the two most significant benefits from the Death Benefit Guarantee are as follows. First, during the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge

Refund) will generally not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement". This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the fifteen years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years. Second, to the extent Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, Cash Surrender Value may not be sufficient even in later Policy Years to cover the 24 Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy. THUS, EVEN THOUGH THE POLICY PERMITS PREMIUM PAYMENTS THAT ARE LESS THAN THE MINIMUM MONTHLY PREMIUMS, YOU MAY LOSE THE SIGNIFICANT PROTECTION PROVIDED BY THE DEATH BENEFIT GUARANTEE BY PAYING LESS THAN THE MINIMUM MONTHLY PREMIUMS.

In general, the Death Benefit Guarantee applies if the total of your premiums paid under the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the sum of the Minimum Monthly Premiums required since the Policy Date (including the current Monthly Anniversary). However, if at the time of a partial withdrawal, the Policy's current Accumulation Value exceeds a target amount determined by us based on certain assumptions regarding Policy charges and earnings, then all or part of the partial withdrawal may not reduce premium payments for the purposes of the Death Benefit Guarantee. In this case, we will notify you of the amount of the partial withdrawal that does not reduce premiums paid.

REQUIREMENTS
The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date.

The requirements for the Death Benefit Guarantee must be satisfied as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

EXAMPLE: The Policy Date is January 1, 1997. The Minimum Monthly Premium is $100/month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.

Case 1. You pay $100 each month. The Death Benefit Guarantee is maintained.

Case 2. You pay $1,000 on January 1, 1997. The $1,000 maintains the Death
        Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 1997. However, you must pay at least $100 by November 1, 1997 to maintain the Death Benefit Guarantee through November 30, 1997.

The amount of the initial Minimum Monthly Premium will be determined by us at issuance of the Policy and will be shown in the Policy. The initial Minimum Monthly Premium will depend upon the Insured's sex, Age at issue, Rate Class, optional insurance benefits added by rider, and the initial Face Amount.

The following Policy changes will change the Minimum Monthly Premium:

     * A requested increase or decrease in the Face Amount (see "Death Benefit Requested Changes in Face Amount").

     * A change in the Death Benefit Option (see "Death Benefit -- Change in Death Benefit Option").

     * The addition or termination of a Policy rider (see "General Provisions Optional Insurance Benefits").

We will notify you in writing of any changes in the Minimum Monthly Premium.

If, as of any Monthly Anniversary, you have not made sufficient premium payments to maintain the Death Benefit Guarantee, we will send you notice of the premium payment required to maintain it. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. THE DEATH BENEFIT GUARANTEE CANNOT BE REINSTATED.

Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement".

ACCUMULATION VALUE

The Accumulation Value of the Policy (that is, the total value attributable to a specific Policy in the Variable Account and the Fixed Account) is equal to the sum of the Variable Accumulation Value (the amount attributable to the Variable Account) plus the Fixed Accumulation Value (the amount attributable to the Fixed Account). The Accumulation Value should be distinguished from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender". (During the first two Policy Years and the first two years following a requested increase in Face Amount, you may also be entitled to a Sales Charge Refund. See "Sales Charge Refund".)

The Variable Accumulation Value will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested. The Variable Accumulation Value will also be increased by (a) any Net Premiums credited to the Variable Account and (b) any transfers from the Fixed Account. The Variable Accumulation Value will also be reduced by (a) the Monthly Deduction attributable to the Variable Account, (b) the Mortality and Expense Risk Charge, (c) partial withdrawals from the Variable Account, (d) any transfer and partial withdrawal charges attributable to the Variable Account, and (e) any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans"). The Variable Accumulation Value will generally vary daily.

The Fixed Accumulation Value will be increased by (a) any Net Premiums credited to the Fixed Account, (b) any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and (c) any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans"). The Fixed Accumulation Value will be reduced by (a) the Monthly Deduction attributable to the Fixed Account, (b) partial withdrawals from the Fixed Account, (c) any transfer and partial withdrawal charges attributable to the Fixed Account, and (d) any amounts transferred from the Fixed Account to the Variable Account.

For a detailed discussion of the calculation of Accumulation Value, see Appendix
B. An illustration of various Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits, assuming different levels of premium payments and various investment returns for selected Ages and Face Amounts, is shown in Appendix C.

DEDUCTIONS AND CHARGES

Charges will be deducted in connection with the Policy to compensate us for (a) providing the insurance benefits of the Policy (including any riders), (b) administering the Policy, (c) assuming certain risks in connection with the Policy, and (d) incurring expenses in distributing the Policy.

Some of these charges are deducted from each premium payment. Certain other charges are deducted monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. A charge is also made for each partial withdrawal and a charge may be made for each transfer.

PREMIUM EXPENSE CHARGE
We deduct a sales charge and a charge for premium taxes from each premium payment. We may in the future deduct a premium processing charge of up to $2.00 from each premium payment. The total of these charges is called the Premium Expense Charge. The amount remaining after we have deducted the Premium Expense Charge is called the Net Premium. The Net Premium is then credited to the Fixed Account and the Sub-Accounts of the Variable Account according to your allocation.

SALES CHARGE. A sales charge of 2.50% of each premium payment will be deducted to compensate us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectuses and sales literature for new and prospective buyers of this policy. In addition, we may charge a contingent deferred sales charge if you surrender the Policy or the Policy lapses. See "Deductions and Charges -- Surrender Charge".

PREMIUM TAX CHARGE. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.50% of each premium payment will be deducted by us. The deduction represents an amount we consider necessary to pay all taxes imposed by the states and any subdivisions.

PREMIUM PROCESSING CHARGE. We may make a charge of up to $2.00 per premium payment to reimburse us for the cost of collecting and processing premiums, although we currently make no such charge. If a premium processing charge is made, it will be deducted from premium payments before the percentage deductions for sales charge and premium taxes.

MONTHLY DEDUCTION
We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.

The Monthly Deduction will be deducted on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, the Fixed Accumulation Value is reduced by the Loan Amount. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself will vary in amount from month to month.

If the Cash Surrender Value plus any Sales Charge Refund is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement".

COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (a) the Death Benefit at the beginning of the Policy Month divided by
1.004074 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 5%), less (b) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

The Rate Class of an Insured may affect the cost of insurance. A Rate Class is a group of Insureds we determine based upon our expectation that they will have similar mortality experience. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a Rate Class with higher mortality risks.

If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, the Accumulation Value will first be assumed to be part of the initial Face Amount. If the Accumulation Value is greater than the initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

Cost of insurance rates will be based on the sex, Age and Rate Class(es) of the Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Table for smokers or nonsmokers, respectively.

MONTHLY EXPENSE CHARGE. Each month we deduct an expense charge of $3.50 plus $.01 per $1,000 of Face Amount. This charge reimburses us for expenses incurred in administering the Policy, such as processing claims, maintaining records, making Policy changes and communicating with you and other owners of Policies. We do not anticipate that we will make any profit on this charge. Because this charge is intended to cover the average anticipated administrative expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.

DEATH BENEFIT GUARANTEE CHARGE. For each Policy Month the Death Benefit Guarantee is in effect, we deduct a charge of $.01 per $1,000 of Face Amount to compensate us for the risk we assume in providing the Death Benefit Guarantee.

OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits".

SURRENDER CHARGE
GENERAL. During the first 15 Policy Years and during the first 15 years following any requested increase in Face Amount, we make a Surrender Charge if you surrender the Policy or the Policy lapses. The Surrender Charge has two parts -- The Contingent Deferred Administrative Charge and the Contingent Deferred Sales Charge which are determined separately. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option.

The Surrender Charge imposed upon early surrender or lapse will be significant. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

The Contingent Deferred Administrative Charge reimburses us for expenses incurred in issuing the Policy, such as processing the application (primarily underwriting) and setting up computer records. Because this charge is intended to cover the average anticipated administrative expenses for all Policies, however, there is not necessarily a relationship between the amount of this charge for a given Policy and the amount of expenses that may be attributable to that Policy.

The Contingent Deferred Sales Charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

CONTINGENT DEFERRED ADMINISTRATIVE CHARGE. The maximum Contingent Deferred Administrative Charge for the initial Face Amount and any requested increase in Face Amount is determined on the Policy Date and on the effective date of any requested increase in Face Amount. The maximum charge remains level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years.

The Contingent Deferred Administrative Charge for the initial Face Amount or a requested increase in Face Amount can be determined by multiplying (a) the applicable factor per $1,000 of Face Amount from Appendix D (using the Insured's Age on the Policy Date or on the effective date of such increase, as appropriate), by (b) the initial Face Amount or the Face Amount of the increase, as the case may be, by (c) the applicable percentage from the Surrender Charge Percentage Table on page 28 and then dividing by 1,000. For example, assume that an Insured Age 35 buys a Policy with an initial Face Amount of $100,000. If the Policy is surrendered at any time in the first five Policy Years, the Contingent Deferred Administrative Charge is equal to $3.50 (factor per $1,000 from Appendix D, Age 35) times 100,000 (of initial Face Amount) times 100% (from the Surrender Charge Percentage Table), and then dividing this amount by 1,000 or a total of $350 ($3.50 X 100,000 X 100%/1,000). If the initial Face Amount were $50,000, the Contingent Deferred Administrative Charge would instead be $3.50 X 50 X 100%, or $175 for the first five Policy Years.

The calculation of the Contingent Deferred Administrative Charge for a requested increase in Face Amount is the same as for the initial Face Amount, except that the charges are based on the Insured's Age on the effective date of the increase and the years and months are measured from that date.

CONTINGENT DEFERRED SALES CHARGE. The maximum Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount will be determined on the Policy Date or on the effective date of any requested increase. The maximum charge will remain level for the first five years in the relevant 15 year period, and then reduces in equal monthly increments until it becomes zero at the end of 15 years. The Contingent Deferred Sales Charge will vary depending upon the Insured's Age (on the Policy Date or on the effective date of an increase in Face Amount) and the Insured's sex.

If you surrender the Policy during the first two Policy Years or during the first 24 months following a requested increase in Face Amount, you may be entitled to a refund of a portion of the Contingent Deferred Sales Charge. See "Sales Charge Refund."

The Contingent Deferred Sales Charge will be equal to the lesser of:

(a.) 47.50% of the premiums attributable to the initial Face Amount of the Policy and any premiums attributable to an increase in Face Amount; or

(b.) The result of the Contingent Deferred Sales Charge Calculation described below

CONTINGENT DEFERRED SALES CHARGE CALCULATION. For purposes of b. above, the Contingent Deferred Sales Charge for the initial Face Amount or any requested increase in Face Amount is determined by multiplying (i) the applicable Charge per $1,000 of Face Amount from Appendix E by (ii) the Initial Face Amount or the Face Amount of the increase, as applicable, and by (iii) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1,000.

EXAMPLE. The following example illustrates how the Contingent Deferred Sales Charge is determined. Assume that a male, Age 35 buys a policy with an initial Face Amount of $100,000 and he surrenders the Policy during the third Policy Year at which time he has paid cumulative premiums of $3,000. Based on these assumptions the Contingent Deferred Sales Charge will be the lesser of:

(a.) 47.50% times the cumulative premiums paid on the Policy, which is $1,425
     (47.50 x $3,000); or

(b.) The result of the Contingent Deferred Sales Charge Calculation, which is determined by multiplying (i) $15.18 (from Appendix E for a male age 35) by
     (ii) $100,000 (the Initial Face Amount) and by (iii) 100% (the applicable percentage from the Surrender Charge Percentage Table), and then dividing by 1000, which results in a total of $1,518 ($15.18 x 100,000 x 100%/1000).

The Contingent Deferred Sales Charge for requested increases in Face Amount will be calculated in the same manner as illustrated in the example above. However, for purposes of determining the amount in (a.) in the above example, the cumulative premiums paid is replaced by the premiums attributable to the increase in Face Amount. The premiums attributable to the increase in Face Amount will consist of a portion of the existing Accumulation Value and the portion of the premium payments made after the effective date of the increase. The proportion of existing Accumulation Value and subsequent premium payments attributable to the increase will equal (a) the Surrender Charge Guideline for the increase found in Appendix F, divided by (b) the sum of the Surrender Charge Guideline(s) for the initial Face Amount and each increase in Face Amount.

MONTANA RESIDENTS. Appendix C, Appendix E and the preceding illustrations of the Contingent Deferred Sales Charge do not apply to Policies issued in Montana. The Contingent Deferred Sales Charge applied to Policies issued in Montana is not affected by the Insured's sex. Therefore, the Contingent Deferred Sales Charge made on Policies issued in this state will differ from the charge made in other states.


                        SURRENDER CHARGE PERCENTAGE TABLE

  IF SURRENDER OR LAPSE OCCURS IN         THE FOLLOWING PERCENTAGE OF THE
  THE LAST MONTH OF POLICY YEAR:*        SURRENDER CHARGE WILL BE PAYABLE:**
  -------------------------------        -----------------------------------
             1 through 5                                 100%
                  6                                       90%
                  7                                       80%
                  8                                       70%
                  9                                       60%
                 10                                       50%
                 11                                       40%
                 12                                       30%
                 13                                       20%
                 14                                       10%
            15 and later                                   0%


*    For requested increases, years are measured from the date of the increase.

** The percentages reduce equally for each Policy Month during the years shown. For example, during the seventh Policy Year, the percentage reduces equally each month from 90% at the end of the sixth Policy Year to 80% at the end of the seventh Policy Year.

MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily charge from the Variable Account at an annual rate of .80 of 1% (.80%) of the daily Variable Accumulation Value of the Policy. This deduction is guaranteed not to increase for the duration of the Policy.

The mortality risk assumed is that Insureds may live for a shorter period of time than we estimated and that, as a result, we would have to pay a greater amount in Death Benefits than we collect in premium payments. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than we estimated.

PARTIAL WITHDRAWAL AND TRANSFER CHARGES
There is currently no charge imposed for each transfer but we presently charge $10.00 for each partial withdrawal. The charge for transfers and partial withdrawals is guaranteed not to exceed $10.00 per transfer or partial withdrawal. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights.

REDUCTION OF CHARGES
Any of the charges under the Policy, as well as the minimum Face Amount set forth in this Prospectus, may be reduced because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyholders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.

SALES CHARGE REFUND

During the first two Policy Years and during the first 24 Policy Months following the effective date of any requested increase in Face Amount, we may be required to refund a portion of the Contingent Deferred Sales Charge if you surrender the Policy. This refund is called the Sales Charge Refund.

Any amount used in the calculation described below will be determined on the effective date of surrender.

INITIAL FACE AMOUNT. If the Policy is surrendered during the first two Policy Years, a Sales Charge Refund will be made to the extent that the total sales charge deducted (which consists of the 2.50% sales charge deducted from each premium payment and the Contingent Deferred Sales Charge) exceeds (i) 30% of actual premium payments made in the first Policy Year up to the amount of the Surrender Charge Guideline (see below) for the initial face amount, plus (ii) 9% of any actual premium payments made that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. After the second Policy Year, there is no Sales Charge Refund with respect to the initial Face Amount.

As described above, the Sales Charge Refund is calculated based on percentages of premium payments. While the total sales charge deducted under the Policy is not based solely on premium payments, it is possible to translate the total sales charge into a percentage of premium payments. In general, the total sales charge deducted (before calculating the Sales Charge Refund) will be 50% of each premium payment until premium payments reach a certain level. This level ranges from approximately 80% of a Surrender Charge Guideline (for a male at issue Age
75) to approximately 275% of a Surrender Charge Guideline (at issue Ages 0-52). After premium payments reach this level, the total sales charge will equal 2.50% of each additional premium payment. During the two Policy Years when the Sales Charge Refund applies, however, the total sales charge will be limited to 30% of actual premium payments up to the amount of a Surrender Charge Guideline, 9% of actual premium payments until payments reach the level where the total sales charge drops to 2.50%, and 2.50% of any additional premium payments beyond that level. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

Due to the Sales Charge Refund, the total sales charge for the initial Face Amount will be significantly less if a Policy is surrendered during the first two Policy Years rather than shortly thereafter.

The Surrender Charge Guideline will equal the amount obtained by dividing the Face Amount or the amount of the increase, as the case may be, by $1,000, and multiplying the result by the applicable factor from Appendix F.

REQUESTED INCREASES IN FACE AMOUNT. If you cancel a requested increase in Face Amount during the first 24 Policy Months following the increase (but after the free look period -- see "Free Look and Conversion Rights -- Free Look Rights"), and the Policy is surrendered at any time thereafter, a Sales Charge Refund will be made to the extent that the total sales charge for the increase (which consists of 2.50% of the premiums attributable to the increase and the Contingent Deferred Sales Charge for the increase) exceeds (i) 30% of the premiums attributable to the increase in the 12 Policy Months following the increase up to the amount of 30% of the Surrender Charge Guideline for the increase (see immediately preceding paragraph), plus (ii) 9% of any premiums attributable to the increase that exceed (i). In addition, the amount of the refund will never decrease as the result of the payment of a premium. This refund is only available if the increase is cancelled within the 24 Policy Months following its effective date, and the Policy is subsequently surrendered. No refund is available if the increase is cancelled after the 24-month period.

Calculating total sales charge deducted for an increase as a percentage of premiums attributable to the increase is, in general, the same as described above for the initial Face Amount. Thus, due to the Sales Charge Refund, the total sales charge for a requested increase in Face Amount may be significantly less if the increase is cancelled during the 24-month period following the increase rather than shortly thereafter. If you have any questions regarding the amount of your Sales Charge Refund, please call us.

For the purposes of the preceding paragraph, the premiums attributable to the increase will be determined as described in the section entitled "Deductions and Charges -- Surrender Charge -- Calculation of Contingent Deferred Sales Charge", which means that, in effect, a proportionate amount of the existing Accumulation Value on the effective date of the increase will be deemed to be a premium payment for the increase, and subsequent premium payments will be prorated.

EFFECT OF SALES CHARGE REFUND. The Sales Charge Refund will be applied to maintain the Policy in force when the Cash Surrender Value is insufficient to cover the Monthly Deduction. If the remaining Sales Charge Refund (not already applied to keep the Policy in force) is insufficient to cover the Monthly Deduction, this remaining Sales Charge Refund may be applied for the grace period under the Policy. See "Policy Lapse and Reinstatement". Any Sales Charge Refund not so applied will be refunded to you upon the total surrender of the Policy.

POLICY LAPSE AND REINSTATEMENT

LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse. If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, (a) the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund, less the applicable Surrender Charge, or (b) the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due, and in both cases if a grace period of 61 days expires without a sufficient payment. If (during the first two Policy Years or the first 24 Policy Months after a requested increase in Face Amount) there exists any Sales Charge Refund (see "Sales Charge Refund") sufficient to supplement the Cash Surrender Value so as to cover the Monthly Deduction, then the Sales Charge Refund will be applied by us to keep the Policy in force. The amount of Sales Charge Refund available for such application is reduced on each Monthly Anniversary as so applied. Any payment made by you after we have kept the Policy in force in this manner will first be used to reimburse us for the amount of Sales Charge Refund so applied.

During the early Policy Years, the Cash Surrender Value (even when supplemented by the Sales Charge Refund) will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee".

The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that (a) the Loan Amount is greater than the Accumulation Value plus any Sales Charge Refund, less the applicable Surrender Charge, or (b) the Cash Surrender Value plus any Sales Charge Refund is less than the Monthly Deduction due. Our written notice to you will indicate the amount of the payment required to avoid lapse. Failure to make a sufficient payment within the grace period will result in lapse of the Policy without value.

As discussed above, any Sales Charge Refund will be applied to keep the Policy in force when the Cash Surrender Value is less than the Monthly Deduction. When a total surrender of the Policy is requested after the start of a grace period, any remaining Sales Charge Refund (not already applied to keep the Policy in force) will be so applied for the grace period, and consequently not refunded, unless the surrender request is received by us within 30 days after we mail the grace period notice to you. If such a request is timely received, you will be refunded an amount equal to any unapplied Sales Charge Refund that existed as of the Monthly Anniversary on which the Cash Surrender Value deficiency causing the grace period notice occurred, plus any unearned prepaid loan interest as of such Monthly Anniversary.

If the Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee".

REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us and you must pay a premium large enough to keep the Policy in force for at least two months.

The Death Benefit Guarantee cannot be reinstated. See "Death Benefit
Guarantee".

SURRENDER BENEFITS

Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. The amount available for a total surrender or partial withdrawal will be determined at the end of the Valuation Period during which your written request is received. Any amounts payable from the Variable Account upon total surrender or partial withdrawal will generally be paid within seven days of receipt of your written request. Postponement of payments may, however, occur in certain circumstances. See "General Provisions -- Postponement of Payments".

TOTAL SURRENDER
By making a written request, you may surrender the Policy at any time for its Cash Surrender Value plus any Sales Charge Refund. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee. An illustration of Accumulation Values, Surrender Charges, Cash Surrender Values, and Death Benefits assuming different levels of premium payments and investment returns for selected Ages and Face Amounts, is shown in Appendix C.

PARTIAL WITHDRAWAL
You may also withdraw part of the Policy's Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, the written request must include a Signature Guarantee. Only one partial withdrawal is allowed in any Policy Year. We currently make a charge of $10.00 for each partial withdrawal. This charge is guaranteed not to increase for the duration of the Policy. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request.

Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. These proportions will be determined at the end of the Valuation Period during which your written request is received. For purposes of determining these proportions, any outstanding Loan Amount is first subtracted from the Fixed Accumulation Value.

EFFECT OF PARTIAL WITHDRAWALS. The Accumulation Value will be reduced by the amount of any partial withdrawal. The Death Benefit will also be reduced by the amount of the withdrawal, or, if the

Death Benefit is based on the applicable percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the applicable percentage times the amount of the partial withdrawal.

If the Level Amount Option is in effect, the Face Amount will be reduced by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

(a)  The Face Amount provided by the most recent increase;

(b)  The next most recent increases successively; and

(c)  The Face Amount when the policy was issued.

(This assumption also applies to requested decreases in Face Amount -- see "Death Benefit -- Requested Changes in Face Amount".) Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount", "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection".

We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $25,000).

If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

A partial withdrawal may also cause the termination of the Death Benefit Guarantee because the amount of the partial withdrawal is generally deducted from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. Under certain circumstances, a partial withdrawal may not be deducted from premiums paid for purposes of the Death Benefit Guarantee. See "Death Benefit Guarantee".

Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans". A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Policy Proceeds".

TRANSFERS


You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose. Transfer requests must be in writing. Telephone/fax transfers are available when you complete a telephone/fax authorization form. See "Telephone/Fax Instructions". You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.


To transfer all or part of the Variable Accumulation Value from a Sub-Account, Accumulation Units are redeemed and their values are reinvested in other Sub-Accounts, or the Fixed Account, as directed in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless (i) you have requested the Portfolio Rebalancing service, or (ii) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights".

Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions: (i) your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period, (ii) no more than 50% of the Fixed Accumulation Value, less any Loan Amount, may be transferred unless the balance, after the transfer, would be less than $1,000, in which event the full Fixed Accumulation Value, less any Loan Amount, may be transferred, and (iii) you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount. See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.


TELEPHONE/FAX INSTRUCTIONS. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax: transfers between Sub-Accounts, withdrawals, changes of allocations among fund options, change of Sub-Account for systematic withdrawals, and change of Sub-Account for variable annuitization payouts. If the Owner completes the telephone/fax form, the Owner thereby agrees that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax instructions which are received and, if received by telephone, are recorded on voice recording equipment. If a telephone/fax instruction, processed after the Owner has completed the telephone/fax form, is later determined not to have been made by the Owner or was made without the Owner's authorization, and a loss results, the Owner bears the risk of this loss. Any requests via fax are considered telephone requests and are bound by the conditions in the telephone/fax authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred or withdrawn and the allocation percentage. The Company will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.


TRANSFER LIMITS. We currently allow twelve transfers in a Policy Year, although we reserve the right to limit you to no more than four transfers per year. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.

TRANSFER CHARGES. While there is currently no charge imposed on a transfer we reserve the right to make a charge not to exceed $10.00 per transfer for the duration of the Policy. We do not anticipate that we will make a profit on this charge. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges". In no event, however, will any charge be imposed in connection with the exercise of a conversion right or transfers occurring as the result of Policy Loans. All transfers are also subject to any charges and conditions imposed by the Fund whose shares are involved. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction.

DOLLAR COST AVERAGING SERVICE. You may request this service if your Face Amount is at least $100,000 and your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. No transfers from the Fixed Account are permitted under this service. Transfers of this type may be made on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging", a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

If you are interested in the Dollar Cost Averaging service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

If you are using the Dollar Cost Averaging service, this service will be discontinued immediately (i) on receipt of any request to begin a Portfolio Rebalancing service, (ii) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or (iii) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.

PORTFOLIO REBALANCING SERVICE. You may request this service if your Face Amount is at least $200,000 and your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account; your allocation of future Net Premium payments will also be changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and full information concerning this service and its restrictions from us or our registered representative.

If you are using the Portfolio Rebalancing service, this service will be discontinued immediately (i) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Accounts of the Variable Account, (ii) on receipt of any request to begin a Dollar Cost Averaging service, (iii) upon receipt of any request to transfer Accumulation Value among the accounts, or
(iv) if the policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.

POLICY LOANS

GENERAL. As long as the Policy remains in effect, you may borrow money from us at any time after the first Policy Year using the Policy as security for the loan (except that in Indiana loans may be made during the first Policy Year). The maximum amount that may be borrowed at any time is 75% of the Accumulation Value less any existing Loan Amount, and unpaid Monthly Deductions) except that in Texas the percentage is 100% and in Alabama, Maryland and Virginia, the percentage is 90%. After Age 65, we currently allow 100% of the Cash Value to be borrowed. Each Policy loan must be at least $500, except in Connecticut it must be at least $200.

Loan requests may be made in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a signature guarantee and telephone loan requests cannot exceed $10,000. No election form is currently required to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

Policy loans have priority over the claims of any assignee or other person. A Policy loan may be repaid in whole or in part at any time on or before the Insured reaches Age 95, while the Insured is living.

The loan proceeds will normally be paid to you within seven days after we receive your request. Postponement of loan proceeds may be postponed under certain circumstances. See "General Provisions -- Postponement of Payments".

Payments made by you generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that the payment should be treated otherwise or unless we decide, in our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge".

The total of your outstanding Policy loans is called the "Loan Amount".

IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, an amount equal to the Policy loan (which includes interest payable in advance) will be segregated within the Accumulation Value of your Policy and held in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. The amount segregated in the Fixed Account as security for the Policy loan will be included as part of the Fixed Accumulation Value under the Policy, but will (as described below) be credited with interest on a basis different from other amounts in the Fixed Account.

Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). Assets equal to the portion of the Policy loan coming from the Variable Accumulation Value will be transferred from the Sub-Accounts of the Variable Account to the Fixed Account, THEREBY REDUCING THE POLICY VALUE HELD IN THE SUB-ACCOUNTS. These transfers are not treated as transfers for the purposes of the transfer charge or the transfer limit.

ILLUSTRATION OF DETERMINATION OF PROPORTIONS. The segregated amount that will be security for a Policy loan will come from the Fixed Accumulation Value and the Variable Accumulation Value in the same proportion that the sum of (a) the Policy's Fixed Accumulation Value, less any existing Loan Amount, and (b) the Policy's Variable Accumulation Value, bear to the Policy's total Accumulation Value less any existing Loan Amount (determined, in each case, at the end of the Valuation Period during which your request is received).

This can be illustrated as follows. Assume that the Fixed Accumulation Value is $5,000 and the Variable Accumulation Value is $6,000, with Sub-Account XXX = $2,000, and Sub-Account YYY = $4,000. Assume that the existing Loan Amount is $1,000, and the new Policy loan request is $5,000. For purposes of determining the proportions, we first subtract the existing Loan Amount from the Fixed Accumulation Value, and then we add the Variable Accumulation Value, which in our example would be $(5,000-$1,000) + $6,000 = $10,000. The proportionate percentages of the Policy loan coming from the Fixed Accumulation Value and the Variable Accumulation Value are then determined as a percentage of this total, which would be $4,000/$10,000 = 40% from the Fixed Accumulation Value, and $6,000/$10,000 = 60% from the Variable Accumulation Value. The percentage deducted from the Variable Accumulation Value would be distributed as follows:
$2,000/$10,000 = 20% from Sub-Account XXX; and $4,000/$10,000 = 40% from
Sub-Account YYY. The actual amounts coming from the various Accounts in connection with the new $5,000 Policy loan would be 40% X $5,000 = $2,000 from the Fixed Account; 20% X $5,000 = $1,000 from Sub-Account XXX; and 40% X $5,000 = $2,000 from Sub-Account YYY.

EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. All amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) will only be credited with interest at an effective annual rate equal to 5.75%. NO ADDITIONAL INTEREST WILL BE CREDITED TO THESE AMOUNTS. On the Policy Anniversary, any interest credited on these amounts will be credited to the Fixed Account and Variable Account according to the premium allocation then in effect (see "Payment and Allocation of Premiums -- Allocation of Premiums").

Although Policy loans may be repaid in whole or in part at any time before the Insured's Age 95, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

EFFECT ON POLICY COVERAGE. If, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, plus any Sales Charge Refund, less the then applicable Surrender Charge, we will notify you. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement".

A Policy loan may also cause termination of the Death Benefit Guarantee, because the Loan Amount is deducted from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee".

Proceeds payable upon the death of the Insured will be reduced by any Loan
Amount.

INTEREST. The interest rate charged on Policy loans will be an annual rate of 7.40%, payable in advance. After the tenth Policy Year, we will charge interest at an annual rate of 5.44%, payable in advance, on that portion of your Loan Amount that is not in excess of (a) the Accumulation Value, less (b) the total of all premiums paid and plus (c) the total of all partial withdrawals. Any excess of this amount will be charged interest at the annual rate of 7.40%.

Interest is payable in advance (for the rest of the Policy Year) at the time any Policy loan is made and at the beginning of each Policy Year thereafter (for that entire Policy Year). If interest is not paid when due, it will be deducted from the Accumulation Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and will be added to the existing Loan Amount.

Because we charge interest in advance, any interest that we have not earned will be refunded to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

REPAYMENT OF LOAN AMOUNT. The Loan Amount may be repaid any time while the Insured is living before the Insured reaches Age 95 (see "General Provisions Benefits at Age 95"). If not repaid, the Loan Amount will be deducted by us from any amount payable under the Policy. As described above, unless you provide us with notice to the contrary, any payments on the Policy will generally be treated as premium payments, which are subject to the Premium Expense Charge, rather than repayments on the Loan Amount. Any repayments on the Loan Amount will result in amounts being reallocated to the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

TAX CONSIDERATIONS. A Policy loan may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Policy Proceeds".

FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS
The Policy provides for two types of return or "free look" periods, one after application for and issuance of the Policy and the other after any requested increase in Face Amount.

AT INITIAL ISSUE. The Policy provides for an initial free look period during which you have a right to return the Policy for cancellation and receive a refund of all premiums paid. You must return the Policy to us or your agent and ask us to cancel the Policy by the latest of:

     *    Midnight of the 20th day after receiving it;

     * Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     * Midnight of the 45th day after the date your application for the Policy is signed.

FOLLOWING A REQUESTED INCREASE IN FACE AMOUNT. Any requested increase in Face Amount is also subject to a free look period during which you have a right to cancel the increase and receive a refund. You must notify us or your agent and ask us to cancel the increase by the latest of:

     *    Midnight of the 20th day after receiving a new Policy Data Page;

     * Midnight of the 20th day after a written Notice of Right of Withdrawal is mailed or delivered to you; or

     * Midnight of the 45th day after the date your request for the increase is signed.

Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider costs arising from the increase. This refund or credit will be made within seven days after we receive the request for cancellation on the appropriate form. In addition, the Surrender Charge will be adjusted so that it will be as though no such increase in Face Amount had occurred. Premiums paid after an increase in Face

Amount will not be refunded following cancellation of the increase. If you request an increase in Face Amount you should take this into account in deciding whether to make any premium payments during the free look period for the increase.

CONVERSION RIGHTS
Under applicable SEC rules, we must provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy on the life of the Insured under which the benefits do not vary with the investment experience of the Variable Account. In effect, we make this option available to you at any time while the Policy is in force by permitting you to transfer all or any part of the Policy's Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion rights, the transfer will not be subject to the transfer charge and will not count against the transfer limit. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or issue Age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit", "Accumulation Value" and Appendix A, "The Fixed Account".

If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your conversion rights, we will automatically credit all future premium payments on the Policy to the Fixed Account unless you request a different allocation.

INVESTMENTS OF THE VARIABLE ACCOUNT


There are currently 31 investment alternatives available under the Variable Account. Fidelity Management & Research Company is the investment adviser for the five portfolios of VIP and the four portfolios of VIP II. Putnam Management is the investment adviser for the four funds of Putnam Variable Trust. Northstar Investment Management Corporation, an affiliate of the Company, is the investment adviser for the five funds of the Northstar Variable Account. Certain of the Northstar Funds are sub-advised by third party investment advisers. OpCap Advisors is the investment manager for each of the four OCC Accumulation Trust Portfolios and is a subsidiary of Oppenheimer Capital, a registered investment adviser. N&B Management, with the assistance of Neuberger&Berman, LLC as sub-adviser, selects investments for AMT Partners Investments and AMT Limited Maturity Bond Investments. Alger Management is the investment manager for the three Alger American Funds. Each of the four portfolios of the Janus Aspen Series is advised by Janus Capital.

We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which could invest in a new Fund with a specified investment objective, or to delete Sub-Accounts consistent with laws and regulation. The Variable Account would then consist of more than the current 31 investment options. You would only be permitted, however, to participate in a maximum of seventeen of the then available investment options over the lifetime of your Policy. You would not have to choose your investment options in advance, but upon participation in the seventeenth Fund since issue of the Policy, you would only be able to transfer within the seventeen Funds already utilized and which are still available.

The Company has entered into service agreements with the managers or distributors of certain of the Funds pursuant to which the Company or its affiliates may receive from affiliates of the Funds compensation for providing administrative, recordkeeping, or distribution services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based upon aggregated net asset goals. Currently, the Company has service arrangements with Alger, Fidelity, Janus, Neuberger, and OCC.

The Funds currently offered are described below. A brief summary of investment objectives is contained in the description of each Fund. In addition, you should read the prospectuses of the Funds, which are contained in the accompanying "Select*Product Mutual Funds" book, for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could, in the future, result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts. For a brief explanation of the conflicts that may be involved in such situations, refer to the section entitled "FMR and Its Affiliates" in the VIP and VIP II Prospectuses, the section entitled "Sales And Redemptions" in the Putnam Variable Trust Prospectus, "Participating Insurance Companies and Plans" in The Alger Prospectus, "Management of the Fund" in the OCC Prospectus, "Distribution and Redemption of Trust Shares" in the Neuberger&Berman.

The Funds described below distribute dividends and capital gains. However, distributions are automatically reinvested in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value".

FUND DESCRIPTIONS

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO has the investment objective of long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO has the investment objective of long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P Mid-Cap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO has the investment objective of long term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P Small Cap 600 Index ("S&P Index"). Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of the combined range of these indices, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP)
VIP is a mutual fund trust currently including five investment portfolios, each with a different investment objective.

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (sometimes referred to as "junk bonds"), while also considering growth of capital. Lower-rated fixed-income securities are considered speculative and involve greater risk of default than higher-rated fixed-income securities and are more sensitive to the issuer's capacity to pay. Consult the VIP Prospectus for further information on the risks associated with the portfolio's investment in lower-rated, fixed-income securities.

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable net asset value per share of $1.00.

OVERSEAS PORTFOLIO seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
VIP II is a mutual fund trust currently including five investment portfolios, each with a different investment objective. Presently, only the following three portfolios are available within this Policy.

ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.


CONTRAFUND PORTFOLIO seeks capital appreciation by investing in companies believed to be under-valued due to an overly pessimistic appraisal by the public. The portfolio invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.


INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low.

INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.


JANUS ASPEN SERIES
AGGRESSIVE GROWTH PORTFOLIO is a nondiversified fund that seeks long-term growth of capital by investing primarily in common stocks. The Portfolio intends to normally invest at least 50% of its equity assets in securities issued by medium-sized companies.

GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing in common stocks of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

INTERNATIONAL GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers of any size. The Portfolio normally invests at least 65% of its total assets in issuers from at least five different countries excluding the United States.

WORLDWIDE GROWTH PORTFOLIO is a diversified fund that seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of foreign and domestic issuers of any size. Worldwide Growth Portfolio normally invests in issuers from at least five different countries including the United States.

NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
LIMITED MATURITY BOND PORTFOLIO seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. It invests in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"). Securities in which the portfolio may invest include mortgage-backed and asset backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The portfolio may also invest in fixed, variable or inflation-indexed debt securities.

PARTNERS PORTFOLIO seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. It invests in a portfolio, which in turn, invests principally in common stocks of medium to large capitalization established companies, using a value-oriented approach. Neuberger&Berman Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. Up to 15% of the portfolio's net assets, measured at the time of investment, which may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade, as well as comparable unrated securities, are often considered to be speculative and usually entail greater risk.

NORTHSTAR VARIABLE TRUST (NORTHSTAR)
Northstar is a diversified management investment company currently offering five investment funds, each with a different investment objective. The following five Northstar Funds are available under this contract:

NORTHSTAR GROWTH FUND is a diversified portfolio with an investment objective of long-term growth of capital through investments in equity securities of companies that are believed to provide above average potential for capital appreciation. Navellier Fund Management, Inc. serves as sub-adviser and the Trustees of the Fund. All fees and expenses of the sub-advisory agreement are borne by the investment adviser.

NORTHSTAR HIGH YIELD BOND FUND is a diversified portfolio with an investment objective of seeking high income consistent with the preservation of capital. Under normal market conditions, this Investment Fund invests predominantly in high-yield, high-risk, lower-rated U.S. dollar denominated debt securities. These securities are commonly known as "junk bonds." Most of the securities in which the Investment Fund invests are rated, at the time of investment, at least Caa by Moody's Investors Service, Inc. ("Moody's") or CCC by Standard & Poor's Corporation ("S&P") or, if not rated, are of comparable quality in the opinion of the investment adviser. The Investment Fund may, however, invest in securities in the lowest ratings categories of Moody's and S&P, which are "C" in the case of Moody's and "D" in the case of S&P.

NORTHSTAR INCOME AND GROWTH FUND is a diversified portfolio with an investment objective of seeking current income balanced with the objective of achieving capital appreciation. This Fund will seek to achieve its objective through investments in common and preferred stock, convertible securities, investment grade corporate debt securities, and government securities, selected for their prospects of producing income and capital appreciation. Wilson/Bennett Capital Management, Include ("Wilson/Bennett") is the sub-adviser to this Fund and is responsible for the day to day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the sub-advisory agreement are borne by the investment adviser.

NORTHSTAR INTERNATIONAL VALUE FUND is a diversified portfolio with the objective of long-term capital appreciation. The Fund invests primarily in foreign companies with a market capitalization of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. This Fund will seek to achieve its objective through investments in common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. It may also invest in other higher-risk securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asian and other nations. Up to 25% of its assets may be invested in securities of issuers located in countries with emerging markets. Brandes Investment Partners, L.P. ("Brandes") is the sub-adviser to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the sub-advisory agreement are borne by the investment adviser.

NORTHSTAR MULTI-SECTOR BOND FUND is a diversified portfolio with an investment objective of maximizing current income. This Fund will seek to achieve its objective by investing in the following sectors of the fixed income securities markets: (a) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities; (b) investment grade corporate debt securities; (c) investment grade or comparable quality debt securities issued by foreign corporate issuers, and securities issued by foreign governments and their political subdivisions, limited to

35% of assets determined at the time of investment; and (d) high-yield-high-risk fixed income securities of U.S. and foreign issuers, limited to 50% of assets determined as the time of investment.

OCC ACCUMULATION TRUST
EQUITY PORTFOLIO seeks long term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the manager's intention to invest in securities of companies which in the Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. The Portfolio will invest primarily in stocks listed on the New York Stock exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

GLOBAL EQUITY PORTFOLIO seeks long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities. The Portfolio may invest anywhere in the world with no requirement that any specific percentage of its assets be committed to any given country. Under normal circumstances, at least 65 percent of the Portfolio's total assets will be invested in equity securities in at least three different countries, one of which may be the United States. Opportunities for capital appreciation may also be presented by debt securities. The Portfolio may invest up to 35 percent of its total assets in debt obligations with remaining maturities of one year or more of U.S. or foreign corporate, governmental or bank issuers. It is the present intention of the Portfolio, although not a fundamental policy, not to invest more than 5 percent of its total assets in debt securities rated below investment-grade. Although there is no minimum rating for this category of debt instruments of the Portfolio, the Portfolio does not intend to invest in bonds which are in default.

MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest are likely to be the same as those in which the Equity Portfolio invests, although securities of the type in which the Small Cap Portfolio invests may, to a lesser extent, be included. Debt securities are expected to be predominately investment grade intermediate to long term U.S. Government and corporate debt, although the Portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipt listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

SMALL CAP PORTFOLIO seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations of under $1 billion. The Portfolio may purchase securities in initial public offerings, or shortly after such offerings have been completed, when the Manager believes that such securities have greater-than-average market apprecation potential. Under normal circumstances at least 65% of the Portfolio's assets will be invested in equity securities. The majority of securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell securities. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American depository receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.


PUTNAM VARIABLE TRUST
Putnam Variable Trust is a mutual fund currently offering sixteen investment funds each with a different investment objective. However, only the following four funds are available under this contract.

PUTNAM VT DIVERSIFIED INCOME FUND seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High-Yield Sector, (which invests primarily in securities that are commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust Prospectus for further information on the risks associated with this Fund's investments in high-yield, higher-risk fixed income securities.

PUTNAM VT GROWTH AND INCOME FUND seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VOYAGER FUND seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase. We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company, if the shares of a Fund are no longer available for investment, or if in our judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law. Nothing contained herein shall prevent the Variable Account from purchasing other securities of other Funds or classes of policies, or from permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners.

We also reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in our sole discretion, marketing needs or investment conditions warrant, and any new Sub-Accounts will be made available to existing Policy owners on a basis to be determined by us. We may also eliminate one or more Sub-Accounts if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If all or a portion of your investments are allocated to any of the current funds that are being substituted for on the date such substitution is announced, you may surrender the portion of the Accumulation Value funded by such Fund(s) without payment of the associated Surrender Charge. You may transfer the portion of the Accumulation Value affected without payment of a Transfer Charge. If deemed by us to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with our other separate accounts.

The Company currently plans to discontinue offering certain of the Funds as investment options. It is anticipated that this will occur in the first half of 1998, subject to and contingent upon receipt of various approvals. It is expected that any policyholder monies that are invested in Sub-Accounts investing in the discontinued Funds will be transferred to alternate Funds with similar investment objectives. The proposed discontinued and transferee Funds are as follows: Fidelity VIP Asset Manager to OCC Managed Portfolio; Fidelity VIP Overseas to Northstar International Value Fund; Putnam Asia Pacific to Janus Worldwide Growth; Putnam New Opportunities to Putnam Voyager; Putnam Utility Growth and Income to Putnam Growth and Income. Policyholders who have investments in any of discontinued Funds will be permitted for a period of 30 days to transfer their investment into a non-discontinued Fund without payment of any transfer charge.

VOTING RIGHTS

You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     * The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

     *    The assets of the Variable Account are invested in Fund shares.

If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, will be voted by us in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

Owning the Policy does not give you the right to vote at meetings of our stockholders.

DISREGARD OF VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to owners.

GENERAL PROVISIONS

BENEFITS AT AGE 95
If the Insured is living and the Policy is in force, we will pay the Cash Surrender Value of the Policy to you when the Insured reaches Age 95.

OWNERSHIP
While the Insured is alive, subject to the Policy's provisions you may:

     *    Change the amount and frequency of premium payments.

     *    Change the allocation of premiums.

     *    Change the Death Benefit Option.

     *    Change the Face Amount.

     *    Make transfers between accounts.

     *    Surrender the Policy for cash.

     *    Make a partial withdrawal for cash.

     *    Receive a cash loan.

     *    Assign the Policy as collateral.

     *    Change the beneficiary.

     *    Transfer ownership of the Policy.

     *    Enjoy any other rights the Policy allows.

PROCEEDS
At the Insured's death, the proceeds payable include the Death Benefit then in force:

     * Plus any additional amounts provided by rider on the life of the Insured;

     *    Plus any Policy loan interest that we have collected but not earned;

     *    Minus any Loan Amount; and

     *    Minus any unpaid Monthly Deductions.

BENEFICIARY
You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. If no beneficiary is surviving when the Insured dies, the Death Benefit will be paid to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS
Payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans will generally be made within seven days after we receive all the documents required for the payments.

We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (i) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or trading on the New York Stock Exchange is restricted by the SEC, (ii) the SEC by order permits postponement for the protection of Policyholders, or (iii) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocation to and against any Sub-Account of the Variable Account may also be postponed under these circumstances.

Any of the payments described above which are made from the Fixed Account may be delayed up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of 3.50% if we delay payment more than 30 days. No additional interest will be credited to any delayed payments.

SETTLEMENT OPTIONS
Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

     *    At the Insured's death.

     *    On total surrender of the Policy.

The proceeds are paid to one or more payees. The proceeds may be paid in a lump sum or may be applied to one of the following Settlement Options. A combination of options may be used. At least $2,500 must be applied to any option for each payee under that option. Under an installment Option, each payment must be at least $25.00. We may adjust the interval to make each payment at least $25.00.

Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.

     Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

     Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

     Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

     Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain". The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

     Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

     Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

In determining amounts to be paid under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.

INCONTESTABILITY
After the Policy has been in force during the Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.

If the Policy is reinstated, the contestable period is measured from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX
If the Insured's Age or sex or both are misstated (except where unisex rates apply), we adjust the proceeds by the difference between the Monthly Deductions made and those that should have been made.

ADJUSTMENT OF PROCEEDS
If we make incorrect payments because of incorrect Age or sex information, or any error or miscalculation, we adjust the proceeds. We deduct any overpayments from the next payment or payments or request a refund of the overpayment. We add underpayments to the next payment or pay you that amount immediately. In adjusting the proceeds we use the interest rates in effect for the Fixed Accumulation Value and the applicable Sub-Account Unit Values at the time the Monthly Deduction, error or miscalculation was originally made.

SUICIDE
If the Insured commits suicide, whether sane or insane, within two years of the Policy's Issue Date, we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If the Insured commits suicide, whether sane or insane, within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

In Colorado and North Dakota, the suicide period is shortened to one year.

TERMINATION
The Policy terminates when any of the following occurs:

     *    The Policy lapses. See "Policy Lapse and Reinstatement".

     *    The Insured dies.

     *    The Policy is surrendered for its Cash Surrender Value.

     * The Policy is amended according to the amendment provision described below and you do not accept the amendment.

     *    The Policy matures. See "General Provisions -- Benefits of Age 95".

AMENDMENT
We reserve the right to amend the Policy in order to include any future changes relating to the following:

     *    Any SEC rulings and regulations.

     * The Policy's qualification for treatment as a life insurance policy under the following: -- The Internal Revenue Code of 1986, as amended. -- Internal Revenue Service rulings and regulations. -- Any requirements imposed by the Internal Revenue Service.


REPORTS
ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

Additional statements are available for a fee upon request.

PROJECTION REPORT. Upon request, we will for a fee provide you a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, and the Accumulation Value of your Policy at the end of the prior Policy Year.

DIVIDENDS
The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT
You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice.

OPTIONAL INSURANCE BENEFITS
The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders:

ACCELERATED BENEFIT RIDER. Under certain circumstances a part of the Death Benefit may be paid to you when the Insured has been diagnosed as having a terminal illness. This Rider may not be available in all states. Ask your registered representative about the availability of this Rider in your state.

ACCIDENTAL DEATH BENEFIT RIDER. Provides an additional benefit if the Insured dies from an accidental injury.

ADDITIONAL INSURED RIDER.   Provides a 10 year, guaranteed level premium and
level term coverage for the Insured, the Insured's spouse, or a child of the Insured.

WAIVER OF MONTHLY DEDUCTION RIDER. The Monthly Deduction for the Policy is waived while the Insured is totally disabled under the terms of the rider.

CHILDREN'S INSURANCE RIDER. Provides up to $10,000 of term life insurance on the life of each of the Insured's children.

COST OF LIVING INCREASE RIDER. Provides optional increases in Face Amount on the life of the Insured every two years based on the cost of living without evidence of insurability.

WAIVER OF SPECIFIED PREMIUM RIDER. Contributes a specified amount of premium to the Policy each month while the Insured is totally disabled under the terms of the rider. This rider may not be available in all states. Ask your registered representative about the availability of this rider in your state.

FEDERAL TAX MATTERS

The following discussion is not intended to be a complete description of the tax status of the Policies. Rather, it provides information about how we believe the tax laws apply in the most commonly occurring circumstances. The tax treatment of certain aspects of the Policies, such as surrenders and partial withdrawals, is uncertain or may be changed by regulations adopted in the future. For these reasons, Policy owners are advised to consult with their own tax advisers with regard to the tax implications of the Policies.

POLICY PROCEEDS

GENERAL. The Policy should qualify as a life insurance contract as long as it satisfies certain definitional tests under Section 7702 and 817(d) of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements under Section 817(h) of the Code (see "Diversification Requirements"). Section 7702 of the Code provides that the Policy will so qualify if it satisfies a cash value accumulation test or a guideline premium requirement and falls within a cash value corridor. The qualification of the Policy under Section 7702 depends in part upon the Death Benefit payable under the Policy at any time. To the extent a change in the Policy, such as a decrease in Face Amount or a change in Death Benefit Option, would cause the Policy not to qualify, we will not make the change. Also, if at any time a premium is paid which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum (see "Payment and Allocation of Premiums -- Amount and Timing of Premiums").

MODIFIED ENDOWMENT CONTRACTS. In 1988 Congress created a new classification of life insurance policies known as "Modified Endowment Contracts". Policy loans, partial surrenders and partial withdrawals of cash from a policy which is classified as a Modified Endowment Contract are taxable as ordinary income to the Policy owner. Additionally, taxable distributions, if made before the Policy owner is 59-1/2, are subject to a Federal income tax penalty of 10%.

Modified Endowment Contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you contemplate a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which can be paid into the Policy.


DIVERSIFICATION REQUIREMENTS. Flexible premium variable life insurance policies such as these Policies will be treated as life insurance contracts if they meet the definition of a life insurance contract under the Code and as long as the separate accounts funding them are "adequately diversified" under section 817(h) of the Code and regulations issued by the Internal Revenue Service. If the Variable Account is determined to be not adequately diversified, Policy owners in the Variable Account will be treated as the owners of the underlying assets and thus currently taxable on earnings and gains. The investment adviser of the respective mutual fund investment options has responsibility for maintaining the investment diversification required under the Code.

In connection with the issuance of temporary diversification regulations, the Internal Revenue Service stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the Policy owner is considered the owner of the assets of the separate account, income and gains from the account would be included in the owner's gross income.

The ownership rights under the Policy offered in the Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service, in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Policy has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of the assets of the separate account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Internal Revenue Service has stated it expects to be issued. The number of underlying investment options available under a variable product may also be relevant in determining whether the product qualifies for the desired tax treatment. We reserve the right to modify the Policy as necessary to attempt to prevent the Policy owner from being considered as owner of the assets of the separate account.

DEATH BENEFITS. The Death Benefit proceeds payable under either the Level Amount Option or the Variable Amount Option will be excludable from the gross income of the beneficiary under Section 101(a) of the Code.

TAXATION OF DISTRIBUTIONS
SURRENDERS AND PARTIAL WITHDRAWALS. A surrender or lapse of the Policy may have tax consequences. Upon surrender, the owner will not be taxed on the Cash Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any Policy loan will, upon surrender or lapse, be added to the Cash Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

A complete surrender of the Policy will, and a partial withdrawal may, under
Section 72(e)(5) of the Code, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Withdrawals or partial surrenders generally are not taxable unless the total of such withdrawals exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. During the first 15 Policy Years, however, an additional amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits. A qualified tax adviser should be consulted regarding the tax consequences of any surrender or partial withdrawal during the first 15 Policy Years.

The increase in Accumulation Value of the Policy will not be included in gross income unless and until there is a total surrender or partial withdrawal under the Policy. A complete surrender of the Policy will, and a partial withdrawal may, under Section 72(e)(5) of the Code, be included in your gross income to the extent the distribution exceeds your investment in the Policy.

The Unemployment Compensation Amendments of 1992 require us to withhold Federal income tax at the rate of 20% on most distributions from qualified plans, unless the distribution is an "eligible rollover distribution" as defined by the Unemployment Compensation Act of 1992 and the Policy owner files a written request with us for a direct rollover to an individual retirement account as described in 408(b) of the Code, or as applicable, to another qualified plan or a Section 403(b) arrangement that accepts rollovers.

POLICY LOANS. Under Section 72(e)(5) of the Code, loans received under the Policy will be generally recognized as loans for tax purposes and will not be considered to be distributions subject to tax. Pursuant to Section 163 of the Code, interest paid to us with respect to the loan may or may not be deductible, depending upon a number of factors. If the Policy is a Modified Endowment Contract, a Policy loan or assignment of any portion of the Accumulation Value will be taxable in an amount equal to the lesser of the amount of the loan/assignment or the excess of Accumulation Value over the Owner's investment in the Policy. Due to the complexity of these factors, a Policy owner should consult a competent tax adviser as to the deductibility of interest paid on any Policy loans.

OTHER TAXES. Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary if you or the Insured dies. Any person concerned about the estate implications of the Policy should consult a competent tax adviser.

TAXATION OF POLICIES HELD BY PENSION AND CERTAIN DEFERRED COMPENSATION PLANS

PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a trust which forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the Federal income tax treatment of such Policies will be somewhat different from that described above. A competent tax adviser should be consulted on these matters.

DEFERRED COMPENSATION PLANS FOR PUBLIC EMPLOYEES AND EMPLOYEES OF TAX EXEMPT ORGANIZATIONS. Section 457 of the Code permits state and local government employers and tax exempt employers to establish deferred compensation plans for eligible employees and independent contractors. Eligible plans limit the amount of compensation which may be deferred. Distribution from eligible plans may occur only upon the death of the employee, attainment of age 70 1/2, separation from service or in the event of an unforseeable emergency. Amounts deferred may be transferred directly to another eligible deferred compensation plan. The employer will be the Owner and Beneficiary of all policies issued to an eligible plan. Policies are subject to the claims of the employer's general creditors. Death Benefit proceeds payable to the employer, some or all of which are subsequently paid by the employer to the employee's beneficiary under the plan will not be excludable from gross income under Section 101(a) or Section 101(b) of the Code and will be taxable as ordinary income. An employee has no present legal right or vested interest in such policies; an employee is entitled to distributions only in accordance with eligible plan provisions.

TAXATION OF RELIASTAR LIFE INSURANCE COMPANY
We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, no charge is being made currently to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.

We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account, may be made.

OTHER CONSIDERATIONS
The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of continuation of these current laws and interpretations. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT -- RELATED BENEFIT PLANS

The Policy is based on actuarial tables which distinguish between men and women and therefore provide different benefits to men and women of the same Age. Employers and employee organizations should consider, in consultation with legal counsel, the impact of the Supreme Court decision of July 6, 1983 in ARIZONA GOVERNING COMMITTEE V. NORRIS. That decision stated that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Employers and employee organizations should also consider, in consultation with legal counsel, the impact of Title VII generally, and comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Policy may be purchased.

Because of the NORRIS decision, the charges under the Policy that vary depending on sex may in some cases not vary on the basis of the Insured's sex. Unisex rates to be provided by us will apply if requested on the application, for tax-qualified plans and those plans where an employer believes that the NORRIS decision applies. In this case, references made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

DISTRIBUTION OF THE POLICIES

We intend to sell the Policies in all jurisdictions where we are licensed. The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

The Policies will be distributed by the general distributor, Washington Square Securities, Inc., (WSSI), a Minnesota corporation, which is an affiliate of ours. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of more than mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for other variable life insurance and variable annuity products issued by us.

Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions will be no more than 50% of the premiums paid up to the annualized Minimum Monthly Premium, plus 2% of additional premiums. In any subsequent Policy Year, commissions will be 2% of premiums paid in that year. Corresponding commissions will be paid upon a requested increase in Face Amount. In addition, a commission of .25% of the average monthly Accumulation Value during each Policy Year may be paid. Further, registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

MANAGEMENT


The following list the current directors and executive officers of the company, their principal occupation and business experience.



DIRECTORS

                         TERM                                PRINCIPAL OCCUPATION
                        EXPIRES                            AND BUSINESS EXPERIENCE
                        -------                            -----------------------
R. Michael Conley        1997     Senior Vice President of ReliaStar Financial Corp. since 1991; Senior Vice
                                  President, ReliaStar Employee Benefits of ReliaStar Life Insurance Company
                                  since 1986; President of NWNL Benefits Corporation since 1988; Executive Vice
                                  President of ReliaStar Bankers Security Life Insurance Company since 1996;
                                  Director of subsidiaries of ReliaStar Financial Corp.

Richard R. Crowl         1999     Senior Vice President, General Counsel and Secretary of ReliaStar Financial
                                  Corp. since 1996; Senior Vice President and General Counsel of ReliaStar Life
                                  Insurance Company, ReliaStar Bankers Security Life Insurance Company, Northern
                                  Life Insurance Company, and ReliaStar United Services Life Insurance Company
                                  since 1996; Executive Vice President and General Counsel of Washington Square
                                  Advisers, Inc. since 1986; Vice President and Associate General Counsel of
                                  ReliaStar Financial Corp. from 1989 to 1996; Vice President and Associate
                                  General Counsel of ReliaStar Life Insurance Company from 1985 to 1996; Director and Vice President of subsidiaries of ReliaStar Financial Corp.

John H. Flittie          1999     Vice Chairman, President and Chief Operating Officer of ReliaStar Life Insurance
                                  Company since 1996; President and Chief Operating Officer of ReliaStar Financial
                                  Corp. and ReliaStar Life Insurance Company since 1993; Vice Chairman, Chief
                                  Executive Officer and President of ReliaStar Bankers Security Life Insurance
                                  Company since 1996; Vice Chairman of ReliaStar United Services Life Insurance
                                  Company and ReliaStar Bankers Security Life Insurance Company since 1995;
                                  Senior Executive Vice President and Chief Operating Officer of ReliaStar
                                  Financial Corp. and ReliaStar Life Insurance Company from 1992 to 1993; Senior
                                  Executive Vice President and Chief Operating Officer of ReliaStar Financial
                                  Corp. from 1991 to 1992; Executive Vice President and Chief Financial Officer
                                  of ReliaStar Financial Corp. and ReliaStar Life Insurance Company from 1989 to 1991; Director of Community First BankShares, Inc. and Director and Officer
                                  of various subsidiaries of ReliaStar Financial Corp.




                         TERM                                PRINCIPAL OCCUPATION
                        EXPIRES                            AND BUSINESS EXPERIENCE
                        -------                            -----------------------

Wayne R. Huneke          1998     Senior Vice President, Chief Financial Officer and Treasurer of ReliaStar
                                  Financial Corp. and ReliaStar Life Insurance Company since 1994; Vice President,
                                  Treasurer and Chief Accounting Officer from 1990 to 1994; Director and Officer of subsidiaries of ReliaStar Financial Corp.

Kenneth U. Kuk           1997     Senior Vice President of ReliaStar Financial Corp. and ReliaStar Life Insurance
                                  Company since 1996; Vice President, Strategic Marketing of ReliaStar Financial
                                  Corp. and ReliaStar Life Insurance Company since 1996; Vice President,
                                  Investments of ReliaStar Financial Corp. from 1991 to 1996; President of
                                  Washington Square Advisers, Inc. since 1995; Chairman of ReliaStar Mortgage
                                  Corp. since 1988; Director of National Commercial Finance Association and
                                  subsidiaries of ReliaStar Financial Corp.

William R. Merriam       1999     Senior Vice President, Life & Health Reinsurance of ReliaStar Life Insurance
                                  Company since 1991; Vice President from 1984 to 1991

Robert C. Salipante      1997     Senior Vice President of Personal Financial Services of ReliaStar Financial
                                  Corp. and ReliaStar Life Insurance Company since 1996; Executive Vice President of ReliaStar Bankers Security Life Insurance Company since 1996; Senior Vice
                                  President of Individual Division and Technology of ReliaStar Life Insurance
                                  Company since 1996; Senior Vice President of Strategic Marketing and Technology
                                  of ReliaStar Financial Corp. and ReliaStar Life Insurance Company from 1994 to 1996; Senior Vice President and Chief Financial Officer of ReliaStar Financial
                                  Corp. and ReliaStar Life Insurance Company from 1992 to 1994; Executive Vice
                                  President of Ameritrust Corporation from 1988 to 1992; Director and Officer of various subsidiaries of ReliaStar Financial Corp.

Donald L. Swanson        1997     Senior Vice President, ReliaStar Retirement Plans of ReliaStar Life Insurance
                                  Company since 1993; Vice President from 1990 to 1993

John G. Turner           1998     Chairman and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar
                                  Life Insurance Company since 1993; Chairman of ReliaStar United Services Life
                                  Insurance Company and ReliaStar Bankers Security Life Insurance Company since
                                  1995; Chairman of Northern Life Insurance Company since 1992; Chairman, President and Chief Executive Officer of ReliaStar Financial Corp. and ReliaStar Life
                                  Insurance Company in 1993; President and Chief Executive Officer of ReliaStar
                                  Financial Corp. and ReliaStar Life Insurance Company from 1991 to 1993; President and Chief Operating Officer of ReliaStar Financial Corp. from 1989 to 1991;
                                  President and Chief Operating Officer of ReliaStar Life Insurance Company
                                  from 1986 to 1991; Director of subsidiaries of ReliaStar Financial Corp.

Steven W. Wishart        1999     Senior Vice President and Chief Investment Officer of ReliaStar Financial
                                  Corp. since 1989; Senior Vice President of ReliaStar Life Insurance Company
                                  since 1981; President and Chief Executive Officer of ReliaStar Investment
                                  Research Inc. since 1996; President of Washington Square Capital, Inc. from
                                  1981 to 1996; President of WSCR, Inc. from 1986 to 1996; Director of National
                                  Benefit Resources Group Services Inc. and subsidiaries of ReliaStar Financial
                                  Corp.


The Executive Committee and Finance Committee of our Board of Directors consists of Directors Flittie, Huneke, Salipante, Crowl and Turner.

EXECUTIVE OFFICERS

John G. Turner            Chairman and Chief Executive Officer
John H. Flittie           Vice Chairman, President and Chief Operating Officer
R. Michael Conley         Senior Vice President
Richard R. Crowl          Senior Vice President and General Counsel
Wayne R. Huneke           Senior Vice President, Chief Financial Officer and
                            Treasurer
Kenneth U. Kuk            Senior Vice President
Robert C. Salipante       Senior Vice President
Donald L. Swanson         Senior Vice President
Steven W. Wishart         Senior Vice President and Chief Investment Officer


All of the foregoing executive officers have been officers or employees of ours for the past five years.

STATE REGULATION

We are subject to the laws of the State of Minnesota governing insurance companies and to regulation and supervision by the Insurance Division of the State of Minnesota. An annual statement in a prescribed form is filed with the Insurance Division each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

We are also subject to supervision and verification by the State of Minnesota regarding participating business allocated to the Participation Fund Account, which was established in connection with the reorganization and demutualization of the Company in 1989. The Participation Fund Account was established for the purpose of maintaining the dividend practices relative to certain policies previously issued by the Company's former Mutual Department. The Participation Fund Account is not a separate account as described under Minnesota Statutes Chapter 61A. An annual examination of the Participation Fund Account is made by independent consulting actuaries representing the Insurance Division of the State of Minnesota.

MONTANA RESIDENTS

All Policy provisions described in the prospectus that are based on the sex of the Insured should be disregarded. This Policy will be issued on a unisex basis.

References made to the mortality tables applicable to this Policy are to be disregarded and substituted with an 80% male 20% female blend of the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Last Birthday.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party. We are engaged in litigation of various kinds; however, our management does not believe that any of this litigation is of material importance in relation to our total assets.

BONDING ARRANGEMENTS

An insurance company blanket bond is maintained providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc., subject to a $500,000 deductible.

LEGAL MATTERS

Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by James E. Nelson, Esquire, Attorney for the Company.

EXPERTS

The financial statements of ReliaStar's Select*Life Variable Account as of December 31, 1996 and for each of the three years in the period then ended and the annual financial statements of ReliaStar Life Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority of that firm as experts in accounting and auditing.

Actuarial matters included in this Prospectus have been examined by Craig A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION

A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.

Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge.

FINANCIAL STATEMENTS

The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 1996 and for each of the three years in the period then ended. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

The financial statements of ReliaStar Life Insurance Company which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


These financial statements are as of March 31, 1997, and December 31, 1996 and for each of the two years in the period ended December 31, 1996. The December 31, 1996 financial statements are audited. The March 31, 1997 financial statements are unaudited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                (This page has been left blank intentionally.)

                          INDEPENDENT AUDITOR'S REPORT

Board of Directors
ReliaStar Life Insurance
Company and Policyowners of
Select*Life Variable Account:

We have audited the accompanying statement of assets and liabilities of Select*Life Variable Account as of December 31, 1996 and the related combined statements of operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Select*Life Variable Account as of December 31, 1996, and the results of its operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Minneapolis, Minnesota
February 7, 1997

                                            SELECT*LIFE VARIABLE ACCOUNT
                                        STATEMENT OF ASSETS AND LIABILITIES
                                                 December 31, 1996
                                     (In Thousands, Except Share and Unit Data)

                                                    FIDELITY'S       FIDELITY'S       FIDELITY'S        FIDELITY'S
                                                       VIPF             VIPF             VIPF              VIPF
                                                   MONEY MARKET     HIGH INCOME      EQUITY-INCOME        GROWTH
ASSETS:                                              PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
------                                             ------------     ------------    --------------    --------------
Investments in mutual funds at market value:

FIDELITY'S VIPF AND VIPF II:
 Money Market Portfolio
   8,331,158 shares (cost $8,331)                  $      8,331
 High Income Portfolio
   1,174,765 shares (cost $13,271)                                  $     14,708
 Equity-Income Portfolio
   2,768,870 shares (cost $43,522)                                                  $       58,229
 Growth Portfolio
   2,471,620 shares (cost $57,986)                                                                    $       76,996
 Overseas Portfolio
   1,218,598 shares (cost $19,635)
 Asset Manager Portfolio
   1,698,514 shares (cost $24,709)
 Investment Grade Bond Portfolio
   263,226 shares (cost $3,060)
 Index 500 Portfolio
   85,097 shares (cost $6,398)
 Contrafund Portfolio
   614,293 shares (cost $8,989)

PUTNAM'S VT:
 Diversified Income Fund
   123,850 shares (cost $1,309)
 Growth and Income Fund
   470,133 shares (cost $9,975)
 Utilities Growth and Income Fund
   104,825 shares (cost $1,314)
 Voyager Fund
   872,112 shares (cost $25,432)
 Asia Pacific Growth Fund
   146,046 shares (cost $1,546)
 New Opportunities Fund
   587,344 shares (cost $10,080)

NORTHSTAR'S:
 Income and Growth Fund
   50,357 shares (cost $591)
 Multi-Sector Bond Fund
   56,204 shares (cost $292)
                                                   ------------     ------------    --------------    --------------
 Total Assets                                      $      8,331     $     14,708    $       58,229    $       76,966
                                                   ============     ============    ==============    ==============

LIABILITIES AND POLICYOWNERS' EQUITY:

Due to (from) ReliaStar Life Insurance Company for
accrued  mortality and expense risk:               $          5     $         13    $           22    $           48
Policyowners' Equity:                                     8,326           14,695            58,207            76,918
                                                   ------------     ------------    --------------    --------------
 Total Liabilities and Policyowners' Equity        $      8,331     $     14,708    $       58,229    $       76,966
                                                   ============     ============    ==============    ==============
 Units Outstanding:                                 654,425.374      773,942.356     2,622,030.390     3,452,718.980
Net Asset Value per Unit:
 Select*Life I                                     $  15.890521     $  25.660930    $    27.587247    $    29.496120
 Select*Life Series 2000                           $  11.630991     $  13.428116    $    16.455088    $    15.517378

The accompanying notes are an integral part of the financial statements.



                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED


                                              FIDELITY'S VIPF
                          FIDELITY'S VIPF           II            FIDELITY'S VIPF     FIDELITY'S VIPF
       FIDELITY'S VIPF          II              INVESTMENT              II                  II
          OVERSEAS         ASSET MANAGER        GRADE BOND           INDEX 500          CONTRAFUND
          PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
       --------------     --------------       ------------        ------------        ------------












       $       22,958

                          $       28,756

                                               $      3,222

                                                                   $      7,585

                                                                                       $     10,173




















       --------------     --------------       ------------        ------------        ------------
       $       22,958     $       28,756       $      3,222        $      7,585        $     10,173
       ==============     ==============       ============        ============        ============




       $           10     $           13       $          1        $          2        $         --
               22,948             28,743              3,221               7,583              10,173
       --------------     --------------       ------------        ------------        ------------
       $       22,958     $       28,756       $      3,222        $      7,585        $     10,173
       ==============     ==============       ============        ============        ============
        1,536,316.506      1,892,481.312        247,189.999         441,948.368         686,514.792

       $    18.132967     $    17.774921       $  14.638773        $  17.724683        $         --
       $    12.518269     $    12.498123       $  11.631128        $  16.991905        $  14.817873

The accompanying notes are an integral part of the financial statements.


                                           SELECT*LIFE VARIABLE ACCOUNT
                                  STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                December 31, 1996
                                    (In Thousands, Except Share and Unit Data)

                                                                                      PUTNAM'S VT
                                                     PUTNAM'S VT     PUTNAM'S VT       UTILITIES
                                                     DIVERSIFIED     GROWTH AND         GROWTH          PUTNAM'S VT
                                                       INCOME          INCOME         AND INCOME          VOYAGER
ASSETS:                                                 FUND            FUND             FUND              FUND
                                                     -----------     ----------         ------          -----------
Investments in mutual funds at market value:

FIDELITY'S VIPF AND VIPF II:
 Money Market Portfolio
   8,331,158 shares (cost $8,331)
 High Income Portfolio
   1,174,765 shares (cost $13,271)
 Equity-Income Portfolio
   2,768,870 shares (cost $43,522)
 Growth Portfolio
   2,471,620 shares (cost $57,986)
 Overseas Portfolio
   1,218,598 shares (cost $19,635)
 Asset Manager Portfolio
   1,698,514 shares (cost $24,709)
 Investment Grade Bond Portfolio
   263,226 shares (cost $3,060)
 Index 500 Portfolio
   85,097 shares (cost $6,398)
 Contrafund Portfolio
   614,293 shares (cost $8,989)

PUTNAM'S VT:
 Diversified Income Fund
   123,850 shares (cost $1,309)                     $      1,396
 Growth and Income Fund
   470,133 shares (cost $9,975)                                     $     11,547
 Utilities Growth and Income Fund
   104,825 shares (cost $1,314)                                                      $      1,551
 Voyager Fund
   872,112 shares (cost $25,432)                                                                      $       28,370
 Asia Pacific Growth Fund
   146,046 shares (cost $1,546)
 New Opportunities Fund
   587,344 shares (cost $10,080)

NORTHSTAR'S:
 Income and Growth Fund
   50,357 shares (cost $591)
 Multi-Sector Bond Fund
   56,204 shares (cost $292)
                                                    ------------    ------------     ------------     --------------
 Total Assets                                       $      1,396    $     11,547     $      1,551     $       28,370
                                                    ============    ============     ============     ==============

LIABILITIES AND POLICYOWNERS' EQUITY:
Due to (from) ReliaStar Life Insurance Company for
  accrued mortality and expense risks:              $          1    $         --     $          4     $            6
Policyowners' Equity:                                      1,395          11,547            1,547             28,364
                                                    ------------    ------------     ------------     --------------
 Total Liabilities and Policyowners' Equity         $      1,396    $     11,547     $      1,551     $       28,370
                                                    ============    ============     ============     ==============
 Units Outstanding:                                  112,611.941     691,973.875      107,970.108      1,750,710.230
Net Asset Value per Unit:
 Select*Life I                                      $  12.597066    $  16.669506     $  14.583970     $    16.420248
 Select*Life Series 2000                            $  12.377481    $  16.688048     $  14.292632     $    16.172504

The accompanying notes are an integral part of the financial statements.




                   STATEMENT OF ASSETS AND LIABILITIES, CONTINUED



        PUTNAM'S VT      PUTNAM'S VT     NORTHSTAR'S      NORTHSTAR'S
        ASIA PACIFIC         NEW            INCOME        MULTI-SECTOR
           GROWTH       OPPORTUNITIES     AND GROWTH          BOND
            FUND             FUND            FUND             FUND             TOTAL
        -----------      -----------     -----------      -----------          -----




                                                                          $         8,331

                                                                                   14,708

                                                                                   58,229

                                                                                   76,966

                                                                                   22,958

                                                                                   28,756

                                                                                    3,222

                                                                                    7,585

                                                                                   10,173



                                                                                    1,396

                                                                                   11,547

                                                                                    1,551

                                                                                   28,370

       $       1,608                                                                1,608

                         $    10,114                                               10,114



                                         $       590                                  590

                                                          $       295                 295
       -------------     -----------     -----------      -----------     ---------------
       $       1,608     $    10,114     $       590      $       295     $       286,399
       =============     ===========     ===========      ===========     ===============



       $          --     $         1     $        --      $        --     $           126
               1,608          10,113             590              295             286,273
       -------------     -----------     -----------      -----------     ---------------
       $       1,608     $    10,114     $       590      $       295     $       286,399
       =============     ===========     ===========      ===========     ===============
         144,086.091      68,263.859      42,551.251       22,576.638      15,861,312.069

       $          --     $        --     $        --      $        --
       $   11.161174     $ 14.844820     $ 13.870191      $ 13.078392

The accompanying notes are an integral part of the financial statements.


                                  SELECT*LIFE VARIABLE ACCOUNT
                              STATEMENT OF OPERATIONS AND CHANGES
                                    IN POLICYOWNERS' EQUITY
                                         (In Thousands)


                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1996            1995            1994
                                                      ------------    ------------    ------------
Net investment income:
  Reinvested dividend income                            $  2,990        $  2,259        $  1,454
  Reinvested capital gains                                 8,110           1,456           2,880
  Mortality and expense risk charge                       (1,935)         (1,186)           (692)
                                                        --------        --------        --------
   Net investment income and capital gains                 9,165           2,529           3,642
                                                        --------        --------        --------
Realized and unrealized gains (losses):
  Net realized gains on redemptions of fund shares         3,085           1,345             896
  Increase (decrease) in unrealized appreciation
  of  investments                                         15,731          27,857          (4,458)
                                                        --------        --------        --------
   Net realized and unrealized gains (losses)             18,816          29,202          (3,562)
                                                        --------        --------        --------
    Net additions from operations                         27,981          31,731              80
                                                        --------        --------        --------
Policyowner transactions:
  Net premium payments                                   108,108          66,506          49,268
  Transfers from (to) Fixed Accounts                          95            (401)            (35)
  Policy loans                                            (2,266)         (1,582)           (781)
  Loan collateral interest crediting                         174             101              69
  Surrenders                                              (5,080)         (3,576)         (2,080)
  Death benefits                                            (203)           (220)            (87)
  Cost of insurance charges                              (19,202)        (12,860)         (8,762)
  Death benefit guarantee charges                           (459)           (488)           (531)
  Monthly expense charges                                 (2,932)         (1,831)         (1,057)
                                                        --------        --------        --------
   Additions for policyowner transactions                 78,235          45,649          36,004
                                                        --------        --------        --------
    Net additions for the year                           106,216          77,380          36,084
Policyowners' Equity, beginning of the year              180,057         102,677          66,593
                                                        --------        --------        --------
Policyowners' Equity, end of the year                   $286,273        $180,057        $102,677
                                                        ========        ========        ========


The accompanying notes are an integral part of the financial statements.


                          SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND CONTRACTS:

ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the Funds listed below during the year:

FIDELITY'S VIPF AND VIPF II:   PUTNAM VT:                 NORTHSTAR FUNDS:
----------------------------   ----------                 ----------------
Money Market Portfolio         Diversified Income Fund    Income and Growth Fund
High Income Portfolio          Growth and Income Fund     Multi-Sector Bond Fund
Equity-Income Portfolio        Utilities Growth and
Growth Portfolio                Income Fund
Overseas Portfolio             Voyager Fund
Asset Manager Portfolio        Asia Pacific Growth Fund
Investment Grade Bond          New Opportunities Fund
 Portfolio
Index 500 Portfolio
Contrafund Portfolio


Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the two Northstar Funds and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid for its services by the VIPF and VIPF II Portfolios. Putnam Investment Management, Inc. is the investment adviser for the Putnam VT Funds and is paid fees for its services by the Putnam VT Funds. On May 3, 1993, ReliaStar Life added the Sub-Account investing in the VIPF II Index 500 Portfolio. On January 1, 1994, Sub-Accounts investing in Putnam VT's Diversified Income Fund, Growth and Income Fund, Utilities Growth and Income Fund and Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, Sub-Accounts investing in these Putnam VT Funds were made available to Select*Life I policies. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to Select*Life Series 2000 policies. On April 30, 1995 Sub-Accounts investing in the VIPF II Contrafund Portfolio, the Putnam VT Asia Pacific Growth Fund and the Putnam VT New Opportunities Fund were made available to Select*Life Series 2000 policies.

SECURITIES VALUATION AND TRANSACTIONS:

The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund's share costs. Net investment income and realized and unrealized gain (loss) on investments of each Sub-Account are allocated to the Policies on each valuation date based on each policy's pro-rata share of the net assets of each Sub-Account as of the beginning of the valuation period.

2. FEDERAL INCOME TAXES:

Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3. POLICY CHARGES:

Certain charges are made by ReliaStar Life to Policyowners' Variable Accumulation Values in the Account in accordance with the terms of the Policies. These charges may include: Cost of Insurance, computed as set forth in the Policies; a Monthly Expense Charge as set forth in the Policies: Death Benefit Guarantee Charge; Optional Insurance benefit charges based upon the policy terms for optional benefits; and Surrender Charges and Sales Charge Refunds, as set forth in the Policies.

4. RELIASTAR LIFE'S SELECT FUNDS:

On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

                (This page has been left blank intentionally.)

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENTS:

The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1996, 1995 and 1994 were as follows, (in thousands):

                                                                                              SELECT
                                                                                          CAPITAL GROWTH
                                                   TOTAL                                    FUND, INC.
                                  ---------------------------------------     ---------------------------------------
                                  YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                   DEC. 31,      DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,      DEC. 31,
                                     1996          1995           1994           1996           1995          1994
                                  ----------    ----------     ----------     ----------     ----------    ----------
Proceeds from redemptions           $19,497       $18,128       $ 7,424         $  --         $ 2,470       $   347
Cost                                 16,412        16,783         6,528            --           2,608           385
                                    -------       -------       -------         -------       -------       -------
Net realized gains (losses) on
 redemptions of fund shares         $ 3,085       $ 1,345       $   896         $  --         $  (138)      $   (38)
                                    =======       =======       =======         =======       =======       =======

                                               FIDELITY'S VIPF                              FIDELITY'S VIPF
                                                 HIGH INCOME                                 EQUITY INCOME
                                                  PORTFOLIO                                    PORTFOLIO
                                   ----------------------------------------     ----------------------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                      1996           1995           1994           1996           1995           1994
                                   ----------     ----------     ----------     ----------     ----------     ----------
Proceeds from redemptions            $1,328        $1,149          $  551          $2,160        $1,111         $1,079
Cost                                  1,166           947             407           1,348           821            877
                                     ------        ------          ------          ------        ------         ------
Net realized gains (losses) on
 redemptions of fund shares          $  162        $  202          $  144          $  812        $  290         $  202
                                     ======        ======          ======          ======        ======         ======

                                              FIDELITY'S VIPF II                           FIDELITY'S VIPF II
                                                ASSET MANAGER                               INVESTMENT GRADE
                                                  PORTFOLIO                                  BOND PORTFOLIO
                                   ----------------------------------------     ----------------------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                      1996           1995           1994           1996           1995           1994
                                   ----------     ----------     ----------     ----------     ----------     ----------
Proceeds from redemptions            $1,703         $2,494         $  941         $  483         $  329         $  247
Cost                                  1,534          2,326            839            471            327            254
                                     ------         ------         ------         ------         ------         ------
Net realized gains (losses) on
 redemptions of fund shares          $  169         $  168         $  102         $   12         $    2         $   (7)
                                     ======         ======         ======         ======         ======         ======

                         SELECT*LIFE VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED






                   SELECT                                  FIDELITY'S VIPF
                  MANAGED                                    MONEY MARKET
                 FUND, INC.                                   PORTFOLIO
 -----------------------------------------     ----------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
     1996           1995           1994           1996           1995           1994
 ----------      ----------     ----------     ----------     ----------     ----------
  $   --          $4,660         $  820          $7,266         $2,499         $1,572
      --           4,677            741           7,266          2,499          1,572
  ------          ------         ------          ------         ------         ------

  $   --          $  (17)        $   79          $   --         $   --         $   --
  ======          ======         ======          ======         ======         ======

              FIDELITY'S VIPF                              FIDELITY'S VIPF
                   GROWTH                                      OVERSEAS
                 PORTFOLIO                                    PORTFOLIO
 -----------------------------------------     ----------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
     1996           1995           1994           1996           1995           1994
 ----------      ----------     ----------     ----------     ----------     ----------
   $2,114          $  967         $1,007         $1,483         $1,486         $  729
    1,134             538            717          1,129          1,219            606
   ------          ------         ------         ------         ------         ------

   $  980          $  429         $  290         $  354         $  267         $  123
   ======          ======         ======         ======         ======         ======

             FIDELITY'S VIPF II                           FIDELITY'S VIPF II
                 INDEX 500                                    CONTRAFUND
                 PORTFOLIO                                    PORTFOLIO
 -----------------------------------------     ----------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
     1996           1995           1994           1996           1995           1994
 ----------      ----------     ----------     ----------     ----------     ----------
   $  261         $  208         $   53          $  235         $   92         $   --
      181            168             53             210             79             --
   ------         ------         ------          ------         ------         ------

   $   80         $   40         $   --          $   25         $   13         $   --
   ======         ======         ======          ======         ======         ======

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. INVESTMENTS (CONTINUED):

The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1996, 1995 and 1994 were as follows, (in thousands):

                                                 PUTNAM'S VT                                  PUTNAM'S VT
                                              DIVERSIFIED INCOME                           GROWTH AND INCOME
                                                     FUND                                         FUND
                                   ----------------------------------------     ----------------------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                      1996           1995           1994           1996           1995           1994
                                   ----------     ----------     ----------     ----------     ----------     ----------
Proceeds from redemptions            $  293         $   40         $    9         $  464         $  102          $    7
Cost                                    283             38              9            339             85               7
                                     ------         ------         ------         ------         ------          ------
Net realized gains (losses) on
 redemptions of fund shares          $   10         $    2         $   --         $  125         $   17          $   --
                                     ======         ======         ======         ======         ======          ======

                                                 PUTNAM'S VT                                  PUTNAM'S VT
                                                 ASIA PACIFIC                              NEW OPPORTUNITIES
                                                 GROWTH FUND                                      FUND
                                   ---------------------------------------      ----------------------------------------
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                      1996           1995           1994           1996           1995           1994
                                   ----------     ----------     ----------     ----------     ----------     ----------
Proceeds from redemptions           $  259          $   23         $   --         $  517         $  113         $   --
Cost                                   245              23             --            418             91             --
                                    ------          ------         ------         ------         ------         ------
Net realized gains (losses) on
 redemptions of fund shares         $   14          $   --         $   --         $   99         $   22         $   --
                                    ======          ======         ======         ======         ======         ======

                         SELECT*LIFE VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED






                PUTNAM'S VT                                  PUTNAM'S VT
        UTILITIES GROWTH AND INCOME                            VOYAGER
                    FUND                                         FUND
 -----------------------------------------     ----------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
     1996           1995           1994           1996           1995           1994
 ----------      ----------     ----------     ----------     ----------     ----------
   $  354          $  184         $   49         $  517         $  154         $   13
      283             164             48            348            126             13
   ------          ------         ------         ------         ------         ------

   $   71          $   20         $    1         $  169         $   28         $   --
   ======          ======         ======         ======         ======         ======

                NORTHSTAR'S                                  NORTHSTAR'S
             INCOME AND GROWTH                            MULTI-SECTOR BOND
                    FUND                                         FUND
 -----------------------------------------     ----------------------------------------
 YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
   DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
     1996           1995           1994           1996           1995           1994
 ----------      ----------     ----------     ----------     ----------     ----------
   $   30         $    3         $   --          $   30         $   44         $   --
       28              3             --              29             44             --
   ------         ------         ------          ------         ------         ------

   $    2         $   --         $   --          $    1         $   --         $   --
   ======         ======         ======          ======         ======         ======

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. POLICYOWNERS' TRANSACTIONS:

Unit transactions in each Sub-Account for the years ended December 31, 1996, 1995 and 1994 were as follows:

                                              SELECT CAPITAL                               SELECT
                                                 GROWTH                                    MANAGED
                                                FUND, INC.                                FUND, INC.
                                ----------------------------------------    ----------------------------------------
                                YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                 DEC. 31,      DEC. 31,        DEC. 31,      DEC. 31,      DEC. 31,        DEC. 31,
                                   1996          1995            1994          1996          1995            1994
                                ----------    ----------      ----------    ----------    ----------      ----------
Units outstanding, beginning
 of year                            --        157,399.779    162,138.780        --        286,168.977    311,725.041
Units purchased                     --          9,126.623     27,211.524        --         12,895.412     43,556.351
Units redeemed                      --         (7,913.917)   (21,989.106)       --        (10,403.233)   (46,804.601)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                      --       (158,612.485)    (9,961.419)       --       (288,661.156)   (22,307.814)
                               -----------    -----------    -----------   -----------    -----------    -----------
Units outstanding,
 end of year                        --                 --    157,399.779        --                 --    286,168.977
                               ===========    ===========    ===========   ===========    ===========    ===========

                                            FIDELITY'S VIPF                            FIDELITY'S VIPF
                                                GROWTH                                     OVERSEAS
                                              PORTFOLIO                                   PORTFOLIO
                              ----------------------------------------      ----------------------------------------
                              YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DEC. 31,       DEC. 31,       DEC. 31,        DEC. 31,       DEC. 31,       DEC. 31,
                                 1996           1995           1994            1996           1995           1994
                              ----------     ----------     ----------      ----------     ----------     ----------
Units outstanding, beginning
 of year                     2,622,289.757  1,761,649.810  1,096,817.909   1,229,928.330    900,424.038   379,052.212
Units purchased              1,248,929.016  1,030,790.587    953,158.878     536,747.626    617,148.362   556,399.917
Units redeemed                (429,120.324)  (342,106.549)  (244,337.361)   (188,865.914)  (177,939.623) (111,750.664)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                  10,620.532    171,955.909    (43,989.616)    (41,493.536)  (109,704.447)   76,722.573
                             -------------  -------------  -------------   -------------    -----------   -----------
Units outstanding,
 end of year                 3,452,718.980  2,622,289.757  1,761,649.810   1,536,316.506  1,229,928.330   900,424.038
                             =============  =============  =============   =============  =============   ===========

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED






              FIDELITY'S VIPF                          FIDELITY'S VIPF                           FIDELITY'S VIPF
                MONEY MARKET                             HIGH INCOME                              EQUITY-INCOME
                 PORTFOLIO                                PORTFOLIO                                 PORTFOLIO
---------------------------------------    --------------------------------------    -----------------------------------------
YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
 DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,        DEC. 31,       DEC. 31,
   1996           1995          1994          1996          1995          1994          1996            1995           1994
----------     ----------    ----------    ----------    ----------    ----------    ----------      ----------     ----------

 454,516.667   240,089.964   156,045.604   577,083.123   397,251.963   254,797.519  2,023,713.030  1,463,010.155  1,055,644.747
 680,738.566   409,244.895   165,487.964   307,417.472   262,813.321   211,773.478    931,595.789    749,089.473    601,244.662
 (88,518.792)  (51,202.041)  (28,807.773)  (91,762.343)  (82,813.141)  (56,358.865)  (293,135.228)  (256,323.181)  (192,736.128)


(392,311.067) (143,616.151)  (52,635.831)  (18,795.895)     (169.020)  (12,960.169)   (40,143.201)    67,936.583     (1,143.126)
 -----------   -----------   -----------   -----------   -----------   -----------  -------------  -------------  -------------

 654,425.374   454,516.667   240,089.964   773,942.356   577,083.123   397,251.963  2,622,030.390  2,023,713.030  1,463,010.155
 ===========   ===========   ===========   ===========   ===========   ===========  =============  =============  =============

               FIDELITY'S VIPF II                         FIDELITY'S VIPF II                      FIDELITY'S VIPF II
                 ASSET MANAGER                             INVESTMENT GRADE                            INDEX 500
                   PORTFOLIO                                BOND PORTFOLIO                             PORTFOLIO
  -----------------------------------------     --------------------------------------   --------------------------------------
  YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
   DEC. 31,       DEC. 31,        DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,     DEC. 31,       DEC. 31,     DEC. 31,
     1996           1995            1994           1996          1995         1994          1996          1995          1994
  ----------     ----------      ----------     ----------    ----------    ----------   ----------    ----------    ----------

1,704,151.254  1,132,373.018     397,491.821   214,771.624   153,890.893    73,061.118   181,509.017   70,686.713    23,356.992
  516,081.976    711,584.303     860,156.216    83,199.869    89,695.793    93,970.791   235,038.604   108,548.505   53,563.087
 (233,834.183)  (245,931.324)   (135,570.699)  (26,334.967)  (25,144.781)  (15,634.489)  (42,862.946)  (20,962.032)  (8,321.224)


  (93,917.735)   106,125.257      10,295.680   (24,446.527)   (3,670.281)    2,493.473    68,263.694    23,235.831    2,087.858
-------------  -------------   -------------   -----------   -----------   -----------   -----------   -----------   ----------

1,892,481.312  1,704,151.254   1,132,373.018   247,189.999   214,771.624   153,890.893   441,948.368   181,509.017   70,686.713
=============  =============   =============   ===========   ===========   ===========   ===========   ===========   ==========


                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. POLICYOWNERS' TRANSACTIONS (CONTINUED):

Unit transactions in each Sub-Account for the years ended December 31, 1996, 1995 and 1994 were as follows:

                                           FIDELITY'S VIPF II                                PUTNAM'S VT
                                               CONTRAFUND                                 DIVERSIFIED INCOME
                                               PORTFOLIO                                         FUND
                               -------------------------------------------    ------------------------------------------
                               YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                DEC. 31,         DEC. 31,        DEC. 31,      DEC. 31,        DEC. 31,        DEC. 31,
                                  1996             1995            1994          1996            1995            1994
                               ----------       ----------      ----------    ----------      ----------      ----------
Units outstanding,
 beginning of year            160,147.180               --          --        70,401.445      25,076.593              --
Units purchased               558,061.891      131,616.362          --        60,427.261      37,489.819      18,122.626
Units reedeemed               (83,680.846)     (12,028.370)         --       (11,808.045)     (7,437.939)     (1,598.271)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                 51,986.567       40,559.188          --        (6,408.720)     15,272.972       8,552.238
                              -----------      -----------     -----------   -----------      ----------      ----------
Units outstanding,
 end of year                  686,514.792      160,147.180          --       112,611.941      70,401.445      25,076.593
                              ===========      ===========     ===========   ===========      ==========      ==========

                                              PUTNAM'S VT                                  PUTNAM'S VT
                                          ASIA PACIFIC GROWTH                           NEW OPPORTUNITIES
                                                 FUND                                          FUND
                               ------------------------------------------    -----------------------------------------
                               YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                                DEC. 31,        DEC. 31,        DEC. 31,      DEC. 31,        DEC. 31,       DEC. 31,
                                  1996            1995            1994          1996            1995           1994
                               ----------      ----------      ----------    ----------      ----------     ----------
Units outstanding,
 beginning of year.            29,436.771              --          --       110,223.166              --         --
Units purchased               111,743.026      25,202.823          --       536,749.300      86,605.419         --
Units redeemed                (15,459.659)     (2,640.223)         --       (71,815.080)     (8,233.093)        --
Units transferred between
 Sub-Accounts and/or
 Fixed Account                 18,365.954       6,874.171          --       106,106.472      31,850.840         --
                              -----------      ----------     ----------    -----------     -----------    ----------
Units outstanding,
 end of year                  144,086.091      29,436.771          --       681,263.859     110,223.166         --
                              ===========      ==========     ==========    ===========     ===========    ==========

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED






                PUTNAM'S VT                             PUTNAM'S VT                                PUTNAM'S VT
             GROWTH AND INCOME                      UTILITIES GROWTH AND                             VOYAGER
                   FUND                                 INCOME FUND                                    FUND
--------------------------------------     --------------------------------------     ----------------------------------------
YEAR ENDED     YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
 DEC. 31,       DEC. 31,     DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,        DEC. 31,       DEC. 31,
   1996          1995         1994           1996          1995           1994          1996            1995            1994
----------     ----------   ----------     ----------    ----------    ----------     ----------     ----------     ----------

282,045.753    64,421.965           --     81,748.531    46,807.467            --     781,013.273    199,880.663             --
406,240.138   209,131.345   61,265.475     52,797.542    47,951.821    30,500.830   1,040,657.483    611,602.541    191,562.886
(74,223.988)  (32,341.113)  (6,093.938)   (16,817.701)  (10,123.479)   (3,408.255)   (220,017.675)  (101,392.794)   (18,498.061)


 77,911.972    40,833.556    9,250.428     (9,758.265)   (2,887.278)   19,714.892     149,057.148     70,922.863     26,815.838
-----------   -----------   ----------    -----------    ----------    ----------   -------------    -----------    -----------

691,973.875   282,045.753   64,421.965    107,970.108    81,748.531    46,807.467   1,750,710.230    781,013.273    199,880.663
===========   ===========   ==========    ===========    ==========    ==========   =============    ===========    ===========

                 NORTHSTAR'S                                   NORTHSTAR'S
              INCOME AND GROWTH                             MULTI-SECTOR BOND
                    FUND                                          FUND
  -----------------------------------------     -----------------------------------------
  YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
   DEC. 31,        DEC. 31,       DEC. 31,       DEC. 31,        DEC. 31,       DEC. 31,
     1996            1995           1994           1996            1995           1994
  ----------      ----------     ----------     ----------      ----------     ----------

  8,746.326               --          --          9,904.096             --          --
 33,180.420        6,057.272          --         10,103.684      3,255.666          --
 (3,841.706)        (537.367)         --         (1,468.579)      (424.093)         --


  4,466.211        3,226.421          --          4,037.437      7,072.523          --
 ----------        ---------      ---------      ----------      ---------      ---------

 42,551.251        8,746.326          --         22,576.638      9,904.096          --
 ==========        =========      =========      ==========      =========      =========

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY:

Operations and changes in Policyowners' equity for the year ended December 31, 1996 were as follows, (in thousands):

                                                     FIDELITY'S   FIDELITY'S   FIDELITY'S                            FIDELITY'S
                                                       VIPF         VIPF         VIPF      FIDELITY'S   FIDELITY'S     VIPF II
                                                       MONEY        HIGH        EQUITY-       VIPF         VIPF         ASSET
                                                       MARKET       INCOME      INCOME       GROWTH      OVERSEAS      MANAGER
                                          TOTAL      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net investment income:
 Reinvested dividend income ........... $   2,990    $     417    $     832    $      67    $     156    $     202    $     840
 Reinvested capital gains .............     8,110         --            163        1,929        3,939          223          692
 Mortality and expense risk charge ....    (1,935)         (68)        (103)        (458)        (557)        (119)        (210)
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
  Net investment income (loss)
   and capital gains ..................     9,165          349          892        1,538        3,538          306        1,322
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
Realized and unrealized gains (losses):
 Net realized gains on redemptions
  of fund shares ......................     3,085         --            162          812          980          354          169
Increase (decrease) in unrealized
 appreciation on investments ..........    15,731         --            473        3,943        3,837        1,706        1,834
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
  Net realized and
   unrealized gains (losses) ..........    18,816         --            635        4,755        4,817        2,060        2,003
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
   Net additions
     from operations ..................    27,981          349        1,527        6,293        8,355        2,366        3,325
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
Policyowner transactions:
 Net premium payments .................   108,108        7,798        4,359       15,950       21,247        6,819        6,607
 Transfers from (to) Fixed Account ....        95       (4,502)        (267)        (782)         329         (582)      (1,215)
 Policy loans .........................    (2,266)         (97)         (67)        (576)        (758)        (235)        (209)
 Loan collateral interest crediting ...       174            7            9           49           57           16           26
 Surrenders ...........................    (5,080)        (164)        (286)        (977)      (1,807)        (493)        (545)
 Death benefits .......................      (203)          (1)         (10)         (72)         (53)         (17)         (25)
 Cost of insurance charges ............   (19,202)        (698)        (995)      (3,423)      (4,894)      (1,500)      (1,948)
 Death benefit guarantee charges ......      (459)          (8)         (32)        (115)        (173)         (47)         (61)
 Monthly expense charges ..............    (2,932)         (62)        (121)        (475)        (739)        (227)        (262)
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
   Net additions for
    policyowner transactions ..........    78,235        2,273        2,590        9,579       13,209        3,734        2,368
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
    Net additions
     for the year .....................   106,216        2,622        4,117       15,872       21,564        6,100        5,693
Policyowners' Equity,
 beginning of the year ................   180,057        5,704       10,578       42,335       55,354       16,848       23,050
                                        ---------    ---------    ---------    ---------    ---------    ---------    ---------
Policyowners' Equity,
 end of the year ...................... $ 286,273    $   8,326    $  14,695    $  58,207    $  76,918    $  22,948    $  28,743
                                        =========    =========    =========    =========    =========    =========    =========


                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED





    FIDELITY'S
      VIPF II                             PUTNAM'S    PUTNAM'S
    INVESTMENT   FIDELITY'S  FIDELITY'S      VT          VT
       GRADE      VIPF II     VIPF II    DIVERSIFIED  GROWTH AND
        BOND     INDEX 500   CONTRAFUND    INCOME      INCOME
     PORTFOLIO   PORTFOLIO   PORTFOLIO      FUND        FUND
      --------    --------    --------    --------    --------

      $    139    $     33    $   --      $     63    $    117
          --            84          22        --           204
           (24)        (40)        (48)        (10)        (60)
      --------    --------    --------    --------    --------

           115          77         (26)         53         261
      --------    --------    --------    --------    --------


            12          80          25          10         125

           (51)        793       1,155          25       1,043
      --------    --------    --------    --------    --------

           (39)        873       1,180          35       1,168
      --------    --------    --------    --------    --------

            76         950       1,154          88       1,429
      --------    --------    --------    --------    --------

           986       3,577       7,406         696       6,047
          (300)      1,125         730         (65)      1,274
           (19)         (9)        (21)         (4)        (38)
             1           1        --          --             1
           (47)        (76)        (60)        (17)       (109)
            (5)         (4)       --            (1)         (5)
          (211)       (447)       (837)        (92)       (784)
            (6)         (5)       --            (1)         (2)
           (27)        (86)       (155)        (15)       (130)
      --------    --------    --------    --------    --------

           372       4,076       7,063         501       6,254
      --------    --------    --------    --------    --------

           448       5,026       8,217         589       7,683

         2,773       2,557       1,956         806       3,864
      --------    --------    --------    --------    --------

      $  3,221    $  7,583    $ 10,173    $  1,395    $ 11,547
      ========    ========    ========    ========    ========

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY (CONTINUED):

Operations and changes in Policyowners' equity for the year ended December 31, 1996 were as follows, (in thousands):

                                          PUTNAM'S
                                             VT                               PUTNAM'S
                                          UTILITIES   PUTNAM'S    PUTNAM'S       VT      NORTHSTAR'S NORTHSTAR'S
                                           GROWTH        VT          VT          NEW     INCOME AND  MULTI-SECTOR
                                         AND INCOME   VOYAGER  ASIA PACIFIC OPPORTUNITIES  GROWTH       BOND
                                            FUND        FUND        FUND        FUND        FUND        FUND
                                          --------    --------    --------    --------    --------    --------
Net investment income:
 Reinvested dividend income               $     41    $     48    $      8    $   --      $     13    $     14
 Reinvested capital gains                     --           811        --          --            38           5
 Mortality and expense risk charge             (11)       (171)         (8)        (44)         (3)         (1)
                                          --------    --------    --------    --------    --------    --------
   Net investment income
   (loss) and capital gains                     30         688        --           (44)         48          18
                                          --------    --------    --------    --------    --------    --------
Realized and unrealized gains (losses):
 Net realized gains on
  redemptions of fund shares                    71         169          14          99           2           1
Increase (decrease) in unrealized
 appreciation on investments                    83         921          54         (86)         (2)          3
                                          --------    --------    --------    --------    --------    --------
   Net realized and
    unrealized gains                           154       1,090          68          13        --             4
                                          --------    --------    --------    --------    --------    --------
    Net additions (reductions)
     from operations                           184       1,778          68         (31)         48          22
                                          --------    --------    --------    --------    --------    --------
Policyowner transactions:
 Net premium payments                          663      16,198       1,193       8,025         413         124
 Transfers (to) from Fixed Account            (104)      2,466         204       1,664          68          52
 Policy loans                                  (36)       (187)         (2)         (8)       --          --
 Loan collateral interest crediting              1           6        --          --          --          --
 Surrenders                                    (35)       (395)         (5)        (64)       --          --
 Death benefits                                 (4)         (6)       --          --          --          --
 Cost of insurance charges                    (117)     (2,268)       (130)       (804)        (39)        (15)
 Death benefit guarantee charges                (1)         (8)       --          --          --          --
 Monthly expense charges                       (19)       (430)        (21)       (154)         (7)         (2)
                                          --------    --------    --------    --------    --------    --------
   Net additions for
    policyowner transactions                   348      15,376       1,239       8,659         435         159
                                          --------    --------    --------    --------    --------    --------
    Net additions
     for the year                              532      17,154       1,307       8,628         483         181
Policyowners' Equity,
 beginning of the year                       1,015      11,210         301       1,485         107         114
                                          --------    --------    --------    --------    --------    --------
Policyowners' Equity,
 end of the year                          $  1,547    $ 28,364    $  1,608    $ 10,113    $    590    $    295
                                          ========    ========    ========    ========    ========    ========

                (This page has been left blank intentionally.)

                                    SELECT*LIFE VARIABLE ACCOUNT
                               STATEMENT OF ASSETS AND LIABILITIES
                                           March 31, 1997
                           (In Thousands, Except Share and Unit Data)
                                            (unaudited)

                                                 FIDELITY'S       FIDELITY'S       FIDELITY'S        FIDELITY'S
                                                    VIPF             VIPF             VIPF              VIPF
                                                MONEY MARKET     HIGH INCOME      EQUITY-INCOME        GROWTH
ASSETS:                                           PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                ------------     ------------    --------------    --------------
Investments in mutual funds at market value:

FIDELITY'S VIPF AND VIPF II:
 Money Market Portfolio
   9,829,463 shares (cost $9,829)               $      9,829
 High Income Portfolio
   1,339,895 shares (cost $15,275)                               $     15,462
 Equity-Income Portfolio
   3,177,087 shares (cost $52,060)                                               $       60,905
 Growth Portfolio
   2,645,079 shares (cost $63,781)                                                                 $       77,527
 Overseas Portfolio
   1,394,773 shares (cost $22,813)
 Asset Manager Portfolio
   1,945,981 shares (cost $28,606)
 Investment Grade Bond Portfolio
   285,764 shares (cost $3,327)
 Index 500 Portfolio
   107,226 shares (cost $8,478)
 Contrafund Portfolio
   779,612 shares (cost $11,741)

PUTNAM'S VT:
 Diversified Income Fund
   147,380 shares (cost $1,568)
 Growth and Income Fund
   587,358 shares (cost $12,936)
 Utilities Growth and Income Fund
   122,693 shares (cost $1,574)
 Voyager Fund
   1,045,407 shares (cost $31,017)
 Asia Pacific Growth Fund
   179,455 shares (cost $1,908)
 New Opportunities Fund
   729,132 shares (cost $12,571)

NORTHSTAR'S:
 Income and Growth Fund
   57,980 shares (cost $685)
 Multi-Sector Bond Fund
   68,765 shares (cost $359)
                                                ------------     ------------    --------------    --------------
 Total Assets                                   $      9,829     $     15,462    $       60,905    $       77,527
                                                ============     ============    ==============    ==============

LIABILITIES AND POLICYOWNERS' EQUITY:
Due to (from) ReliaStar Life Insurance
  Company for accrued mortality and
  expense risk:                                 $          2     $          7    $           17    $           31
Policyowners' Equity:                                  9,827           15,455            60,888            77,496
                                                ------------     ------------    --------------    --------------
 Total Liabilities and Policyowners' Equity     $      9,829     $     15,462    $       60,905    $       77,527
                                                ============     ============    ==============    ==============
 Units Outstanding:                              767,828.651      831,081.056     2,749,165.493     3,617,059.138
Net Asset Value per Unit:
  Select*Life I                                 $  16.064185     $  25.607692    $    27.848139    $    28.717365
  Select*Life Series 2000                       $  11.781403     $  13.426826    $    16.643623    $    15.137671

The accompanying notes are an integral part of the financial statements.


                                 (unaudited)



                                              FIDELITY'S VIPF
                          FIDELITY'S VIPF           II            FIDELITY'S VIPF     FIDELITY'S VIPF
       FIDELITY'S VIPF          II              INVESTMENT              II                  II
          OVERSEAS         ASSET MANAGER        GRADE BOND           INDEX 500          CONTRAFUND
          PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
       --------------     --------------       ------------        ------------        ------------












       $       24,785

                          $       29,034

                                               $      3,269

                                                                   $      9,470

                                                                                       $     12,318




















       --------------     --------------       ------------        ------------        ------------
       $       24,785     $       29,034       $      3,269        $      9,470        $     12,318
       ==============     ==============       ============        ============        ============




       $           15     $           13       $          1        $          2        $          0
               24,770             29,021              3,268               9,468              12,318
       --------------     --------------       ------------        ------------        ------------
       $       24,785     $       29,034       $      3,269        $      9,470        $     12,318
       ==============     ==============       ============        ============        ============
        1,617,088.517      1,921,216.847        253,100.172         539,195.817         845,068.431

       $    18.684625     $    17.730941       $  14.512768        $  18.123847        $         --
       $    12.924675     $    12.491905       $  11.553866        $  17.408995        $  14.575875

The accompanying notes are an integral part of the financial statements.


                          SELECT*LIFE VARIABLE ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                 March 31, 1997
                   (In Thousands, Except Share and Unit Data)
                                   (unaudited)

                                                                                  PUTNAM'S VT
                                                 PUTNAM'S VT     PUTNAM'S VT       UTILITIES
                                                 DIVERSIFIED     GROWTH AND         GROWTH          PUTNAM'S VT
                                                   INCOME          INCOME         AND INCOME          VOYAGER
ASSETS:                                             FUND            FUND             FUND              FUND
                                                ------------    ------------     ------------     --------------
Investments in mutual funds at market value:

FIDELITY'S VIPF AND VIPF II:
 Money Market Portfolio
   9,829,463 shares (cost $9,829)
 High Income Portfolio
   1,339,895 shares (cost $15,275)
 Equity-Income Portfolio
   3,177,087 shares (cost $52,060)
 Growth Portfolio
   2,645,079 shares (cost $63,781)
 Overseas Portfolio
   1,394,773 shares (cost $22,813)
 Asset Manager Portfolio
   1,945,981 shares (cost $28,606)
 Investment Grade Bond Portfolio
   285,764 shares (cost $3,327)
 Index 500 Portfolio
   107,226 shares (cost $8,478)
 Contrafund Portfolio
   779,612 shares (cost $11,741)

PUTNAM'S VT:
 Diversified Income Fund
   147,380 shares (cost $1,568)                 $      1,531
 Growth and Income Fund
   587,358 shares (cost $12,936)                                $     13,762
 Utilities Growth and Income Fund
   122,693 shares (cost $1,574)                                                  $      1,637
 Voyager Fund
   1,045,407 shares (cost $31,017)                                                                $       30,631
 Asia Pacific Growth Fund
   179,455 shares (cost $1,908)
 New Opportunities Fund
   729,132 shares (cost $12,571)

NORTHSTAR'S:
 Income and Growth Fund
   57,980 shares (cost $685)
 Multi-Sector Bond Fund
   68,765 shares (cost $359)
                                                ------------    ------------     ------------     --------------
 Total Assets                                   $      1,531    $     13,762     $      1,637     $       30,631
                                                ============    ============     ============     ==============

LIABILITIES AND POLICYOWNERS' EQUITY:
Due to (from) ReliaStar Life Insurance Company
 for accrued mortality and expense risks:       $         --    $          3     $         --     $            2
Policyowners' Equity:                           $      1,531    $     13,759     $      1,637     $       30,629
                                                ------------    ------------     ------------     --------------
 Total Liabilities and Policyowners' Equity     $      1,531    $     13,762     $      1,637     $       30,631
                                                ============    ============     ============     ==============
Units Outstanding:                               125,306.638     803,012.543      115,451.482      1,993,699.324
 Net Asset Value per Unit:
  Select*Life I                                 $  12.401465    $  17.087692     $  14.388135     $    15.544384
  Select*Life Series 2000                       $  12.209445    $  17.140580     $  14.128668     $    15.340266

The accompanying notes are an integral part of the financial statements.


                                   (unaudited)





        PUTNAM'S VT     PUTNAM'S VT     NORTHSTAR'S      NORTHSTAR'S
       ASIA PACIFIC         NEW            INCOME        MULTI-SECTOR
          GROWTH       OPPORTUNITIES     AND GROWTH          BOND
           FUND             FUND            FUND             FUND           TOTAL
       ------------     ------------    -----------      -----------       --------




                                                                           $  9,829

                                                                             15,462

                                                                             60,905

                                                                             77,527

                                                                             24,785

                                                                             29,034

                                                                              3,269

                                                                              9,470

                                                                             12,318



                                                                              1,531

                                                                             13,762

                                                                              1,637

                                                                             30,631

       $      1,857                                                           1,857

                        $     11,571                                         11,571



                                        $       676                             676

                                                         $       353            353
       ------------     ------------    -----------      -----------       --------
       $      1,857     $     11,571    $       676      $       353       $304,617
       ============     ============    ===========      ===========       ========



       $         --     $         --    $        --      $        --       $     93
              1,857           11,571            676              353        304,524
       ------------     ------------    -----------      -----------       --------
       $      1,857     $     11,571    $       676      $       353       $304,617
       ============     ============    ===========      ===========       ========
        173,295.658      845,849.966     48,599.544       27,052.664

       $         --     $         --    $        --      $        --
       $  10.716148     $  13.681026    $ 13.896791      $ 13.048663

The accompanying notes are an integral part of the financial statements.


                          SELECT*LIFE VARIABLE ACCOUNT
                       STATEMENT OF OPERATIONS AND CHANGES
                             IN POLICYOWNERS' EQUITY
                                 (In Thousands)
                                   (unaudited)

                                                    PERIOD ENDED
                                                      MARCH 31,
                                                        1997
                                                      --------
Net investment income:
  Reinvested dividend income                          $  5,070
  Reinvested capital gains                              14,448
  Mortality and expense risk charge                       (595)
                                                      --------
   Net investment income and capital gains              18,923
                                                      --------
Realized and unrealized gains (losses):
  Net realized gains on redemptions of fund
   shares                                                  950
  Increase (decrease) in unrealized appreciation
   of investments                                      (23,870)
                                                      --------
   Net realized and unrealized gains (losses)          (22,920)
                                                      --------
    Net Additions (Reductions) from operations          (3,997)
                                                      --------

Policyowner transactions:
  Net premium payments                                  32,155
  Transfers (to) from Fixed Accounts                       (27)
  Policy loans                                            (920)
  Loan collateral interest crediting                        54
  Surrenders                                            (1,849)
  Death benefits                                          (189)
  Cost of insurance charges                             (5,930)
  Death benefit guarantee charges                         (112)
  Monthly expense charges                                 (934)
                                                      --------
   Net Additions for policyowner transactions           22,248
                                                      --------
    Net additions for the period                        18,251
Policyowners' Equity, beginning of the year            286,273
                                                      --------
Policyowners' Equity, end of the period               $304,524
                                                      ========

The accompanying notes are an integral part of the financial statements.

                          SELECT*LIFE VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND CONTRACTS:

ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the Funds listed below during the year:


FIDELITY'S VIPF AND VIPF II:   PUTNAM VT:                 NORTHSTAR FUNDS:
----------------------------   ----------                 ----------------
Money Market Portfolio         Diversified Income Fund    Income and Growth Fund
High Income Portfolio          Growth and Income Fund     Multi-Sector Bond Fund
Equity-Income Portfolio        Utilities Growth and
Growth Portfolio                Income Fund
Overseas Portfolio             Voyager Fund
Asset Manager Portfolio        Asia Pacific Growth Fund
Investment Grade Bond          New Opportunities Fund
 Portfolio
Index 500 Portfolio
Contrafund Portfolio

Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the two Northstar Funds and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid for its services by the VIPF and VIPF II Portfolios. Putnam Investment Management, Inc. is the investment adviser for the Putnam VT Funds and is paid fees for its services by the Putnam VT Funds. On May 3, 1993, ReliaStar Life added the Sub-Account investing in the VIPF II Index 500 Portfolio. On January 1, 1994, Sub-Accounts investing in Putnam VT's Diversified Income Fund, Growth and Income Fund, Utilities Growth and Income Fund and Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, Sub-Accounts investing in these Putnam VT Funds were made available to Select*Life I policies. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to Select*Life Series 2000 policies. On April 30, 1995 Sub-Accounts investing in the VIPF II Contrafund Portfolio, the Putnam VT Asia Pacific Growth Fund and the Putnam VT New Opportunities Fund were made available to Select*Life Series 2000 policies.

SECURITIES VALUATION AND TRANSACTIONS:

The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund's share costs. Net investment income and realized and unrealized gain (loss) on investments of each Sub-Account are allocated to the Policies on each valuation date based on each policy's pro-rata share of the net assets of each Sub-Account as of the beginning of the valuation period.

2. FEDERAL INCOME TAXES:

Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3. POLICY CHARGES:

Certain charges are made by ReliaStar Life to Policyowners' Variable Accumulation Values in the Account in accordance with the terms of the Policies. These charges may include: Cost of Insurance, computed as set forth in the Policies; a Monthly Expense Charge as set forth in the Policies: Death Benefit Guarantee Charge; Optional Insurance benefit charges based upon the policy terms for optional benefits; and Surrender Charges and Sales Charge Refunds, as set forth in the Policies.

4. RELIASTAR LIFE'S SELECT FUNDS:

On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (unaudited)


5. INVESTMENTS:

The net realized gains (losses) on redemptions of fund shares during the period ended March 31, 1997, were as follows, (in thousands):

                                                                                                     FIDELITY'S
                                                                    SELECT            SELECT            VIPF
                                                                CAPITAL GROWTH       MANAGED        MONEY MARKET
                                                    TOTAL         FUND, INC.        FUND, INC.       PORTFOLIO
                                                 ------------    ------------      ------------     ------------
                                                 PERIOD ENDED    PERIOD ENDED      PERIOD ENDED     PERIOD ENDED
                                                  MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                     1997            1997              1997             1997
                                                 ------------    ------------      ------------     ------------
Proceeds from redemptions                           $5,047          $   --            $   --            $2,055
Cost                                                 4,097              --                --             2,055
                                                    ------          ------            ------            ------
Net realized gains (losses) on redemptions of
 fund shares                                        $  950          $   --            $   --            $   --
                                                    ======          ======            ======            ======

                                                   FIDELITY'S       FIDELITY'S       FIDELITY'S       FIDELITY'S
                                                      VIPF             VIPF             VIPF             VIPF
                                                  HIGH INCOME     EQUITY INCOME        GROWTH          OVERSEAS
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                  ------------     ------------     ------------     ------------
                                                  PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                   MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                      1997             1997             1997             1997
                                                  ------------     ------------     ------------     ------------
Proceeds from redemptions                            $  323           $  781           $  531           $  281
Cost                                                    286              424              227              204
                                                     ------           ------           ------           ------
Net realized gains (losses) on redemptions of
 fund shares                                         $   37           $  357           $  304           $   77
                                                     ======           ======           ======           ======

                                                 FIDELITY'S VIPF   FIDELITY'S VIPF   FIDELITY'S VIPF   FIDELITY'S VIPF
                                                       II                II                II                II
                                                  ASSET MANAGER   INVESTMENT GRADE      INDEX 500        CONTRAFUND
                                                    PORTFOLIO      BOND PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                  ------------      ------------      ------------      ------------
                                                  PERIOD ENDED      PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                    MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                                                      1997              1997              1997              1997
                                                  ------------      ------------      ------------      ------------
Proceeds from redemptions                           $  506             $   90            $   65            $    7
Cost                                                   452                 86                40                 6
                                                    ------             ------            ------            ------
Net realized gains (losses) on redemptions of
 fund shares                                        $   54             $    4            $   25            $    1
                                                    ======             ======            ======            ======

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (unaudited)

5. INVESTMENTS (CONTINUED):

The net realized gains (losses) on redemptions of fund shares during the period ended March 31, 1997, were as follows, (in thousands):

                                                                                          PUTNAM'S VT
                                                    PUTNAM'S VT        PUTNAM'S VT         UTILITIES
                                                    DIVERSIFIED         GROWTH AND          GROWTH         PUTNAM'S VT
                                                      INCOME              INCOME          AND INCOME         VOYAGER
                                                       FUND                FUND              FUND              FUND
                                                   ------------        ------------      ------------      ------------
                                                   PERIOD ENDED        PERIOD ENDED      PERIOD ENDED      PERIOD ENDED
                                                     MARCH 31,          MARCH 31,          MARCH 31,        MARCH 31,
                                                       1997                1997              1997              1997
                                                   ------------        ------------      ------------      ------------
Proceeds from redemptions                            $   39               $  100            $   40            $  130
Cost                                                     36                   69                30                92
                                                     ------               ------            ------            ------
Net realized gains (losses) on redemptions of
 fund shares                                         $    3               $   31            $   10            $   38
                                                     ======               ======            ======            ======

                                                                   PUTNAM'S VT        NORTHSTAR'S        NORTHSTAR'S
                                                  PUTNAM'S VT          NEW             INCOME AND        MULTI-SECTOR
                                                 ASIA PACIFIC     OPPORTUNITIES          GROWTH              BOND
                                                  GROWTH FUND          FUND               FUND               FUND
                                                 ------------      ------------       ------------       ------------
                                                 PERIOD ENDED      PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                                   MARCH 31,         DEC. 31,          MARCH 31,          MARCH 31,
                                                     1997              1997               1997               1997
                                                 ------------      ------------       ------------       ------------
Proceeds from redemptions                           $   26           $    17             $   33             $   23
Cost                                                    23                14                 31                 22
                                                    ------           -------             ------             ------
Net realized gains (losses) on redemptions of
 fund shares                                        $    3           $     3             $    2             $    1
                                                    ======           =======             ======             ======

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (unaudited)

6. POLICYOWNERS' TRANSACTIONS:

Unit transactions in each Sub-Account for the period ended March 31, 1997, were as follows:

                                                                   FIDELITY'S       FIDELITY'S       FIDELITY'S
                               SELECT CAPITAL       SELECT            VIPF             VIPF             VIPF
                                   GROWTH           MANAGED       MONEY MARKET     HIGH INCOME     EQUITY-INCOME
                                 FUND, INC.       FUND, INC.       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                ------------     ------------     ------------     ------------     ------------
                                PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                  MARCH 31,        MARCH 31,       MARCH 31,        MARCH 31,        MARCH 31,
                                    1997             1997             1997             1997             1997
                                ------------     ------------     ------------     ------------     ------------
Units outstanding,
 beginning of year                   --               --           654,425.374     773,942.356     2,622,030.390
Units purchased                      --               --           331,645.983     117,501.370       283,347.073
Units redeemed                       --               --           (66,957.143)    (44,947.890)     (110,096.484)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                       --               --          (151,285.563)    (15,414.780)      (46,115.486)
                                -----------      -----------       -----------     -----------     -------------
Units outstanding,
 end of period                       --               --           767,828.651     831,081.056     2,749,165.493
                                ===========      ===========       ===========     ===========     =============

                                 FIDELITY'S       FIDELITY'S      FIDELITY'S VIPF     FIDELITY'S VIPF     FIDELITY'S VIPF
                                    VIPF             VIPF               II                  II                  II
                                   GROWTH          OVERSEAS        ASSET MANAGER     INVESTMENT GRADE        INDEX 500
                                 PORTFOLIO        PORTFOLIO          PORTFOLIO        BOND PORTFOLIO         PORTFOLIO
                                ------------     ------------      ------------       --------------       ------------
                                PERIOD ENDED     PERIOD ENDED      PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                 MARCH 31,        MARCH 31,          MARCH 31,           MARCH 31,           MARCH 31,
                                    1997             1997              1997                1997                1997
                                ------------     ------------      ------------       --------------       ------------
Units outstanding,
 beginning of year             3,452,718.980    1,536,316.506      1,892,481.312        247,189.999         441,948.368
Units purchased                  390,647.384      180,857.892        148,311.804         22,187.727         123,097.120
Units redeemed                  (161,340.776)     (68,027.701)       (76,486.579)        (9,697.806)        (23,511.998)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                   (64,966.450)     (32,058.180)       (43,089.690)        (6,579.748)         (2,337.673)
                               -------------    -------------      -------------        -----------         -----------
Units outstanding,
 end of period                 3,617,059.138    1,617,088.517      1,921,216.847        253,100.172         539,195.817
                               =============    =============      =============        ===========         ===========


                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (unaudited)

6. POLICYOWNERS' TRANSACTIONS (CONTINUED):

Unit transactions in each Sub-Account for the period ended March 31, 1997, were as follows:

                              FIDELITY'S VIPF      PUTNAM'S VT        PUTNAM'S VT         PUTNAM'S VT
                                    II             DIVERSIFIED         GROWTH AND      UTILITIES GROWTH      PUTNAM'S VT
                                CONTRAFUND           INCOME              INCOME               AND              VOYAGER
                                 PORTFOLIO            FUND                FUND            INCOME FUND           FUND
                               ------------       ------------        ------------       ------------       ------------
                               PERIOD ENDED       PERIOD ENDED        PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                 MARCH 31,          MARCH 31,          MARCH 31,           MARCH 31,          MARCH 31,
                                   1997               1997                1997               1997               1997
                               ------------       ------------        ------------       ------------       ------------
Units outstanding,
 beginning of year              686,514.792        112,611.941        691,973.875         107,970.108       1,750,710.230
Units purchased                 239,665.917         21,867.122        163,897.836          14,860.840         418,904.657
Units reedeemed                 (46,306.786)        (5,000.875)       (35,146.990)         (5,489.576)       (103,636.348)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                  (34,805.492)        (4,171.550)       (17,712.178)         (1,889.890)        (72,279.215)
                                -----------        -----------        -----------         -----------       -------------
Units outstanding,
 end of period                  845,068.431        125,306.638        803,012.543         115,451.482       1,993,699.324
                                ===========        ===========        ===========         ===========       =============

                                PUTNAM'S VT        PUTNAM'S VT        NORTHSTAR'S       NORTHSTAR'S
                                ASIA PACIFIC           NEW             INCOME AND       MULTI-SECTOR
                                   GROWTH         OPPORTUNITIES          GROWTH             BOND
                                    FUND               FUND               FUND              FUND
                                ------------       ------------       ------------      ------------
                                PERIOD ENDED       PERIOD ENDED       PERIOD ENDED      PERIOD ENDED
                                 MARCH 31,          MARCH 31,          MARCH 31,         MARCH 31,
                                    1997               1997               1997              1997
                                ------------       ------------       ------------      ------------
Units outstanding,
 beginning of year.             144,086.091        681,263.859         42,551.251        22,567.638
Units purchased                  40,032.144        281,104.190         14,616.945         6,408.451
Units redeemed                   (7,637.884)       (50,588.453)        (3,038.795)       (1,572.634)
Units transferred between
 Sub-Accounts and/or
 Fixed Account                   (3,184.693)       (65,929.630)        (5,529.857)         (350.791)
                                -----------        -----------         ----------        ----------
Units outstanding,
 end of period                  173,295.658        845,849.966         48,599.544        27,052.664
                                ===========        ===========         ==========        ==========


                (This page has been left blank intentionally.)

                          SELECT*LIFE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (unaudited)

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY:

Operations and changes in Policyowners' equity for the period ended March 31, 1997 were as follows, (in thousands):

                                                     FIDELITY'S    FIDELITY'S    FIDELITY'S                             FIDELITY'S
                                                        VIPF          VIPF          VIPF       FIDELITY'S    FIDELITY'S   VIPF II
                                                        MONEY         HIGH         EQUITY-        VIPF          VIPF       ASSET
                                                       MARKET        INCOME        INCOME        GROWTH       OVERSEAS    MANAGER
                                          TOTAL       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO
                                          -----       ---------     ---------     ---------     ---------     ---------  ---------
Net investment income:
 Reinvested dividend income              $  5,070      $   115       $ 1,063       $ 1,013       $   527       $   411   $ 1,010
 Reinvested capital gains                  14,448           --           132         5,096         2,357         1,630     2,533
 Mortality and expense risk charge           (595)         (16)          (30)         (122)         (161)          (49)      (62)
                                         --------      -------       -------       -------       -------       -------   -------
  Net investment income (loss)
   and capital gains                       18,923           99         1,165         5,987         2,723         1,992     3,481
                                         --------      -------       -------       -------       -------       -------   -------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
 redemptions of fund shares                   950           --            37           357           304            77        54
Increase (decrease) in unrealized
 appreciation on investments              (23,870)          --        (1,250)       (5,862)       (5,234)       (1,351)   (3,619)
                                         --------      -------       -------       -------       -------       -------   -------
  Net realized and
   unrealized gains (losses)              (22,920)          --        (1,213)       (5,505)       (4,930)       (1,274)   (3,565)
                                         --------      -------       -------       -------       -------       -------   -------
   Net additions (reductions)
     from operations                       (3,997)          99           (48)          482        (2,207)          718       (84)
                                         --------      -------       -------       -------       -------       -------   -------
Policyowner transactions:
 Net premium payments                      32,155        3,027         1,245         3,998         5,320         1,861     1,577
 Transfers (to) from Fixed Account            (27)      (1,137)          164          (166)          (89)          (54)     (380)
 Policy loans                                (920)         (91)         (120)         (182)         (285)          (71)      (72)
 Loan collateral interest crediting            54            2             4            16            14             4        10
 Surrenders                                (1,849)        (191)         (149)         (259)         (493)         (169)     (160)
 Death benefits                              (189)         (12)          (14)          (53)          (61)           (4)      (28)
 Cost of insurance charges                 (5,930)        (177)         (280)         (988)       (1,370)         (392)     (505)
 Death benefit guarantee charges             (112)          (2)           (8)          (28)          (41)          (11)      (14)
 Monthly expense charges                     (934)         (17)          (34)         (139)         (210)          (60)      (66)
                                         --------      -------       -------       -------       -------       -------   -------
   Net additions for
    policyowner transactions               22,248        1,402           808         2,199         2,785         1,104       362
                                         --------      -------       -------       -------       -------       -------   -------
    Net additions
     for the period                        18,251        1,501           760         2,681           578         1,822       278
Policyowners' Equity,
 beginning of the period                  286,273        8,326        14,695        58,207        76,918        22,948    28,743
                                         --------      -------       -------       -------       -------       -------   -------
Policyowners' Equity,
 end of the period                       $304,524      $ 9,827       $15,455       $60,888       $77,496       $24,770   $29,021
                                         ========      =======       =======       =======       =======       =======   =======


                       SELECT*LIFE VARIABLE ACCOUNT
                 NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               (unaudited)





 FIDELITY'S
   VIPF II                                   PUTNAM'S      PUTNAM'S
 INVESTMENT    FIDELITY'S    FIDELITY'S         VT            VT
    GRADE        VIPF II       VIPF II     DIVERSIFIED    GROWTH AND
    BOND        INDEX 500    CONTRAFUND       INCOME        INCOME
 PORTFOLIO      PORTFOLIO     PORTFOLIO        FUND          FUND
 ---------      ---------     ---------    -----------    ----------

   $193             $   95        $    94        $   86        $   283
     --                193            247            14            690
     (6)               (15)           (21)           (3)           (24)
 ------             ------        -------        ------        -------

    187                273            320            97            949
 ------             ------        -------        ------        -------


      4                 25              1             3             31

   (220)              (195)          (607)         (124)          (746)
 ------             ------        -------        ------        -------

   (216)              (170)          (606)         (121)          (715)
 ------             ------        -------        ------        -------

    (29)               103           (286)          (24)           234
 ------             ------        -------        ------        -------

    216              1,412          2,643           213          1,982
    (51)               648            263            (9)           415
     (2)                (4)            (9)           --            (12)
     --                  1             --            --              0
    (22)               (33)           (45)           (9)           (44)
     --                 (1)            --            (1)            (8)
    (56)              (201)          (355)          (29)          (304)
     (2)                (2)            --            --             (1)
     (7)               (38)           (66)           (5)           (50)
 ------             ------        -------        ------        -------

     76              1,782          2,431           160          1,978
 ------             ------        -------        ------        -------

     47              1,885          2,145           136          2,212

  3,221              7,583         10,173         1,395         11,547
 ------             ------        -------        ------        -------

 $3,268             $9,468        $12,318        $1,531        $13,759
 ======             ======        =======        ======        =======


                         SELECT*LIFE VARIABLE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                 (unaudited)

7. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY (CONTINUED):

Operations and changes in Policyowners' equity for the period ended March 31, 1997 were as follows, (in thousands):

                                           PUTNAM'S
                                               VT                       PUTNAM'S      PUTNAM'S
                                           UTILITIES      PUTNAM'S         VT           VT        NORTHSTAR'S   NORTHSTAR'S
                                             GROWTH          VT       ASIA PACIFIC      NEW        INCOME AND   MULTI-SECTOR
                                           AND INCOME     VOYAGER        GROWTH     OPPORTUNITIES    GROWTH         BOND
                                              FUND          FUND          FUND          FUND          FUND          FUND
                                            --------      --------      --------      --------      --------      --------
Net investment income:
 Reinvested dividend income                 $     61      $     68      $     39      $   --        $      5      $      7
 Reinvested capital gains                         84         1,472          --            --            --            --
 Mortality and expense risk charge                (3)          (58)           (4)          (19)           (1)           (1)
                                            --------      --------      --------      --------      --------      --------
   Net investment income
    (loss) and capital gains                     142         1,482            35           (19)            4             6
                                            --------      --------      --------      --------      --------      --------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares                      10            38             3             3             2             1
Increase (decrease) in unrealized
 appreciation on investments                    (174)       (3,324)         (113)       (1,034)           (8)           (9)
                                            --------      --------      --------      --------      --------      --------
   Net realized and
    unrealized gains (losses)                   (164)       (3,286)         (110)       (1,031)           (6)           (8)
                                            --------      --------      --------      --------      --------      --------
    Net additions (reductions)
     from operations                             (22)       (1,804)          (75)       (1,050)           (2)           (2)
                                            --------      --------      --------      --------      --------      --------
Policyowner transactions:
 Net premium payments                            152         4,929           348         3,052           118            62
 Transfers (to) from Fixed Account                16           335            33           (34)            4            15
 Policy loans                                     (5)          (44)           (1)           (4)          (10)           (8)
 Loan collateral interest crediting                0             2          --               1          --            --
 Surrenders                                       (9)         (211)           (3)          (48)           (4)         --
 Death benefits                                    0            (4)         --              (3)         --            --
 Cost of insurance charges                       (36)         (786)          (45)         (381)          (17)           (8)
 Death benefit guarantee charges                   0            (3)         --            --            --
 Monthly expense charges                          (6)         (149)           (8)          (75)           (3)           (1)
                                            --------      --------      --------      --------      --------      --------
   Net additions for
    policyowner transactions                     112         4,069           324         2,508            88            60
                                            --------      --------      --------      --------      --------      --------
    Net additions
     for the period                               90         2,265           249         1,458            86            58
Policyowners' Equity,
 beginning of the period                       1,547        28,364         1,608        10,113           590           295
                                            --------      --------      --------      --------      --------      --------
Policyowners' Equity,
 end of the period                          $  1,637      $ 30,629      $  1,857      $ 11,571      $    676      $    353
                                            ========      ========      ========      ========      ========      ========

                         INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
ReliaStar Life Insurance Company
(A Wholly Owned Subsidiary of ReliaStar Financial Corp.)
Minneapolis, Minnesota

We have audited the accompanying consolidated balance sheets of ReliaStar Life Insurance Company, formerly known as Northwestern National Life Insurance Company, and Subsidiaries as of December 31, 1996 and 1995, and the related statements of income, shareholder's equity, and cash flows for each of the two years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995 and the results of their operations and their cash flows for each of the two years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Minneapolis, Minnesota
January 31, 1997, except for Note 14,
as to which the date is February 23, 1997

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                           CONSOLIDATED BALANCE SHEETS

                                  (IN MILLIONS)

                                                                    DECEMBER 31
                                                              -----------------------
                                                                1996           1995
                                                              ---------     ---------
                                     ASSETS
Investments
  Fixed Maturity Securities (Amortized Cost: 1996,
    $8,993.5; 1995, $8,485.4)                                 $ 9,298.2     $ 9,053.7
  Equity Securities (Cost: 1996, $32.0; 1995, $34.8)               36.9          35.9
  Mortgage Loans on Real Estate                                 1,855.4       1,948.4
  Real Estate and Leases                                           77.5          97.9
  Policy Loans                                                    549.0         499.8
  Other Invested Assets                                            60.2          47.0
  Short-Term Investments                                           99.3         122.4
                                                              ---------     ---------
   Total Investments                                           11,976.5      11,805.1
Cash                                                               15.9          43.0
Accounts and Notes Receivable                                     136.9         150.9
Reinsurance Receivable                                            199.0         162.9
Deferred Policy Acquisition Costs                               1,006.0         860.7
Present Value of Future Profits                                   220.2         192.0
Property and Equipment, Net                                       118.2         122.6
Accrued Investment Income                                         164.7         164.7
Other Assets                                                      319.5         275.0
Participation Fund Account Assets.                                316.2         319.6
Assets Held in Separate Accounts                                2,096.0       1,369.0
                                                              ---------     ---------
  Total Assets                                                $16,569.1     $15,465.5
                                                              =========     =========
                                   LIABILITIES

Future Policy and Contract Benefits                           $11,332.2     $11,033.2
Pending Policy Claims                                             287.6         257.7
Other Policyholder Funds                                          190.6         174.4
Notes and Mortgages Payable -- Unaffiliated                       170.8         144.6
Note Payable -- Parent                                            100.0         100.0
Income Taxes                                                      135.3         169.2
Other Liabilities                                                 338.4         328.9
Participation Fund Account Liabilities                            316.2         319.6
Liabilities Related to Separate Accounts                        2,090.5       1,362.9
                                                              ---------     ---------
  Total Liabilities                                            14,961.6      13,890.5
                                                              ---------     ---------
                              SHAREHOLDER'S EQUITY

Common Stock (2.0 Million Shares Issued in 1996 and 1995)           2.5           2.5
Additional Paid-In Capital                                        538.9         538.9
Net Unrealized Investment Gains                                   140.8         246.8
Retained Earnings                                                 925.3         786.8
                                                              ---------     ---------
  Total Shareholder's Equity                                    1,607.5       1,575.0
                                                              ---------     ---------
   Total Liabilities and Shareholder's Equity                 $16,569.1     $15,465.5
                                                              =========     =========

The accompanying notes are an integral part of the consolidated financial statements.


                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                        CONSOLIDATED STATEMENTS OF INCOME

                                 (IN MILLIONS)

                                                        YEAR ENDED DECEMBER 31
                                                        ----------------------
                                                           1996        1995
                                                        ---------    ---------
REVENUES
Premiums                                                 $  836.9    $  851.5
Net Investment Income                                       937.2       890.3
Realized Investment Gains                                    11.2         7.4
Policy and Contract Charges                                 245.9       218.5
Other Income                                                 81.8        94.4
                                                         --------    --------
 Total                                                    2,113.0     2,062.1
                                                         --------    --------
BENEFITS AND EXPENSES
Benefits to Policyholders                                 1,288.3     1,321.9
Sales and Operating Expenses                                370.3       344.4
Amortization of Deferred Policy Acquisition Costs and
 Present Value of Future Profits                            113.0        90.5
Interest Expense                                             16.2        13.5
Dividends and Experience Refunds to Policyholders            19.7        23.4
                                                         --------    --------
 Total                                                    1,807.5     1,793.7
                                                         --------    --------
Income from Continuing Operations before Income Taxes       305.5       268.4
Income Tax Expense                                          105.9        94.4
                                                         --------    --------
Income from Continuing Operations                           199.6       174.0
                                                         --------    --------
Loss from Discontinued Operations, Net of Tax                  --        (5.4)
                                                         --------    --------
 Net Income                                              $  199.6    $  168.6
                                                         ========    ========

The accompanying notes are an integral part of the consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                 (IN MILLIONS)

                                           YEAR ENDED DECEMBER 31
                                           ----------------------
                                              1996        1995
                                           ---------    ---------
COMMON STOCK
Beginning and End of Year                   $    2.5    $    2.5
                                            --------    --------
ADDITIONAL PAID-IN CAPITAL
Beginning of Year                              538.9       216.4
Capital Contributions from Parent                 --       322.5
                                            --------    --------
 End of Year                                   538.9       538.9
                                            --------    --------
NET UNREALIZED INVESTMENT GAINS
 (LOSSES)
Beginning of Year                              246.8       (79.4)
Change for the Year                           (106.0)      326.2
                                            --------    --------
 End of Year                                   140.8       246.8
                                            --------    --------
RETAINED EARNINGS
Beginning of Year                              786.8       670.2
Net Income                                     199.6       168.6
Dividends to Shareholder                       (61.1)      (52.0)
                                            --------    --------
 End of Year                                   925.3       786.8
                                            --------    --------
Total Shareholder's Equity                  $1,607.5    $1,575.0
                                            ========    ========

The accompanying notes are an integral part of the consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (IN MILLIONS)

                                                                      YEAR ENDED DECEMBER 31
                                                                      ----------------------
                                                                        1996          1995
                                                                      ---------    ---------
OPERATING ACTIVITIES
Net Income                                                            $   199.6    $   168.6
Adjustments to Reconcile Net Income to Net
 Cash Provided by Operating Activities
   Interest Credited to Insurance Contracts                               500.1        500.1
   Future Policy Benefits                                                (238.9)      (117.5)
   Capitalization of Policy Acquisition Costs                            (196.2)      (176.6)
   Amortization of Deferred Policy Acquisition Costs and
    Present Value of Future Profits                                       113.0         90.5
   Deferred Income Taxes                                                   22.3         11.5
   Net Change in Receivables and Payables                                  47.2          8.5
   Other Assets                                                           (48.4)       (83.4)
   Realized Investment Gains, Net                                         (11.2)        (7.4)
   Other                                                                    1.6         (3.1)
                                                                      ---------    ---------
     Net Cash Provided by Operating Activities                            389.1        391.2
                                                                      ---------    ---------
INVESTING ACTIVITIES
Proceeds from Sales of Fixed Maturity Securities                          204.1        190.5
Proceeds from Maturities or Repayment of Fixed Maturity
Securities  Available-for-Sale                                            882.3        329.9
 Held-to-Maturity                                                            --        415.6
Cost of Fixed Maturity Securities Acquired
 Available-for-Sale                                                    (1,594.7)      (971.4)
 Held-to-Maturity                                                            --       (519.8)
Sales of Equity Securities, Net                                             5.6         31.0
Proceeds of Mortgage Loans Sold, Matured or Repaid                        483.8        314.2
Cost of Mortgage Loans Acquired.                                         (407.3)      (385.2)
Sales of Real Estate and Leases, Net                                       35.7         28.8
Policy Loans Issued, Net                                                  (49.2)       (63.0)
Sales (Purchases) of Other Invested Assets, Net                             (.4)        39.0
Sales (Purchases) of Short-Term Investments, Net                           11.4        (56.4)
                                                                      ---------    ---------
   Net Cash Used by Investing Activities                                 (428.7)      (646.8)
                                                                      ---------    ---------
FINANCING ACTIVITIES
Deposits to Insurance Contracts                                         1,173.3      1,265.6
Maturities and Withdrawals from Insurance Contracts                    (1,133.0)    (1,015.3)
Increase in Notes and Mortgages Payable                                    26.8         72.1
Repayment of Notes and Mortgages Payable                                    (.6)        (2.3)
Dividends to Shareholder                                                  (54.0)       (41.3)
                                                                      ---------    ---------
   Net Cash Provided by Financing Activities                               12.5        278.8
                                                                      ---------    ---------
Increase (Decrease) in Cash                                               (27.1)        23.2
Cash at Beginning of Year                                                  43.0         19.8
                                                                      ---------    ---------
Cash at End of Year                                                   $    15.9    $    43.0
                                                                      =========    =========

The accompanying notes are an integral part of the consolidated financial statements.


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 1. CHANGES IN ACCOUNTING PRINCIPLES

ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS
  TO BE DISPOSED OF
Effective January 1, 1996, ReliaStar Life Insurance Company (ReliaStar Life) and its subsidiaries (the Company) adopted Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of." SFAS No. 121 establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. This Statement requires that long-lived assets and certain identifiable intangibles to be held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impairment loss for long-lived assets and identifiable intangibles that an entity expects to hold and use should be based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of must be reported at the lower of carrying amount or fair value less cost to sell. The adoption of this standard did not have a significant effect on the financial results of the Company.

ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN
Effective January 1, 1995, the Company adopted SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures." SFAS No. 114 and SFAS No. 118 require a company to measure impairment based upon the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. If foreclosure is probable, the measurement of impairment must be based upon the fair value of the collateral. The adoption of these standards did not have a significant effect on the financial results of the Company.

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS
The Company is principally engaged in the business of providing life insurance and related financial services products. Through its subsidiaries, the Company issues and distributes individual life insurance and annuities; group life and health insurance; and life and health reinsurance. The Company operates primarily in the United States and, through its subsidiaries, is authorized to do business in all 50 states.

PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of ReliaStar Life and its subsidiaries. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar). ReliaStar Life's principal subsidiaries are Northern Life Insurance Company (Northern), ReliaStar United Services Life Insurance Company (United Services), ReliaStar Bankers Security Life Insurance Company (Bankers Security) and ReliaStar Mortgage Corporation. United Services and Bankers Security were formerly known as United Services Life Insurance Company and Bankers Security Life Insurance Society, respectively. During 1995, The North Atlantic Life Insurance Company of America was merged into Bankers Security. These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS
Fixed maturity securities (bonds and redeemable preferred stocks) are classified as available-for-sale and are valued at fair value.

Equity securities (common stocks and nonredeemable preferred stocks) are valued at fair value.

Mortgage loans on real estate are carried at amortized cost less an impairment allowance for estimated uncollectible amounts.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation and allowances for estimated losses. Investments in real estate joint ventures are accounted for using the equity method. Real estate acquired through foreclosure is carried at the lower of fair value minus estimated costs to sell or cost.

Short-term investments are carried at amortized cost.

Unrealized investment gains and losses of equity securities and fixed maturity securities classified as available-for-sale, net of related deferred acquisition costs (DAC), present value and future profits (PVFP) and tax effects, are accounted for as a direct increase or decrease in shareholder's equity.

Realized investment gains and losses enter into the determination of net income. Realized investment gains and losses on sales of securities are determined on the specific identification method. Write-offs of investments that decline in value below cost on other than a temporary basis and the change in the allowance for mortgage loans and wholly owned real estate are included with realized investment gains and losses in the Consolidated Statements of Income.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets (including marketable bonds, private placements, mortgage loans and real estate investments) to identify investments where the Company has credit concerns. Investments with credit concerns include those the Company has identified as problem investments, which are issues delinquent in a required payment of principal or interest, issues in bankruptcy or foreclosure and restructured or foreclosed assets. The Company also identifies investments as potential problem investments, which are investments where the Company has serious doubts as to the ability of the borrowers to comply with the present loan repayment terms.

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost, net of accumulated depreciation of $90.7 million and $79.8 million at December 31, 1996 and 1995, respectively. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over 35 to 50 years. Depreciation expense for 1996 and 1995 amounted to $5.9 million and $9.1 million, respectively.

PARTICIPATION FUND ACCOUNT
On January 3, 1989, the Commissioner of Commerce of the State of Minnesota approved a Plan of Conversion and Reorganization (the Plan) which provided, among other things, for the conversion of ReliaStar Life from a combined stock and mutual insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (PFA) for the benefit of certain participating individual life insurance policies and annuities issued by ReliaStar Life prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets with respect to such policies are segregated in the accounting records of ReliaStar Life to assure the continuation of current policyholder dividend practices. Assets and liabilities of the PFA are presented in accordance with statutory accounting practices. Earnings derived from the operation of the PFA will inure solely to the benefit of the policies covered by the PFA and no benefit will inure to the Company. Accordingly, results of operations for the PFA are excluded from the Company's Consolidated Statements of Income.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In the event that the assets of the PFA are insufficient to provide the contractual benefits guaranteed by the affected policies, ReliaStar Life must provide such contractual benefits from its general assets.

SEPARATE ACCOUNTS
The Company operates separate accounts. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS
RECOGNITION OF TRADITIONAL LIFE, GROUP AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS -- Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life insurance policies and certain annuities with life contingencies (immediate annuities). Life insurance premiums and immediate annuity premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and PVFP.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO POLICYHOLDERS -- Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYHOLDERS -- Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are referred to as investment contracts. Guaranteed Investment Contracts (GICs) and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for investment contracts consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting and certain variable agency expenses.

Costs deferred related to traditional life insurance are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to universal life-type policies and investment contracts are amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment, surrender and expense margins.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PRESENT VALUE OF FUTURE PROFITS
The present value of future profits reflects the estimated fair value of the acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The weighted average discount rate used to determine such value was approximately 15%.

An analysis of the PVFP asset account is presented below:

                                                               YEAR ENDED
                                                               DECEMBER 31
                                                            -----------------
                                                             1996       1995
                                                            ------     ------
                                                              (IN MILLIONS)
Balance, Beginning of Year                                  $192.0     $   --
Additions Arising from Acquisitions of Life Insurance
 Companies                                                      --      300.0
Imputed Interest                                              16.4       17.6
Amortization                                                 (37.5)     (32.6)
Impact of Net Unrealized Investment Gains and Losses.         49.3      (93.0)
                                                            ------     ------
Balance, End of Year                                        $220.2     $192.0
                                                            ======     ======

Based on current conditions and assumptions as to future events on acquired policies in force, the Company expects that the net amortization of the initial PVFP balance will be between 5% and 6% in each of the years 1997 through 2001. The interest rates used to determine the amount of imputed interest on the unamortized PVFP balance ranged from 5% to 8%.

GOODWILL
Goodwill is the excess of the amount paid to acquire a company over the fair value of the net assets acquired and is amortized on a straight-line basis over 40 years. The carrying value of goodwill is monitored for impairment of value based on the Company's estimate of future earnings. The carrying value of goodwill is reduced and a charge to income is recorded when an impairment in value is identified. No such goodwill impairment charges have been recorded.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy benefits for traditional life contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued or, for purchased contracts, at the date of acquisition.

Liabilities for future policy and contract benefits on universal life-type and investment contracts are based on the policy account balance.

The liabilities for future policy and contract benefits for group disabled life reserves and long-term disability reserves are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

INCOME TAXES
The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in the assets and liabilities determined on a tax return and financial statement basis.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INTEREST RATE SWAP AGREEMENTS
Interest rate swap agreements are used as hedges for asset/liability management of adjustable rate and short-term invested assets. The Company does not enter into any interest rate swap agreements for trading purposes. The interest rate swap transactions involve the exchange of fixed and floating rate interest payments without the exchange of underlying principal amounts and do not contain other optional provisions. The difference between amounts paid and amounts received on interest rate swaps is reflected in net investment income.

INTEREST RATE FUTURES CONTRACTS
Futures contracts are used as hedges for asset/liability management of fixed maturity securities and liabilities arising from GICs. Realized and unrealized gains and losses on futures contracts are deferred and amortized over the life of the hedged asset or liability.

NOTE 3. ACQUISITION

On January 17, 1995, ReliaStar acquired USLICO Corporation (USLICO). USLICO was a holding company with two primary subsidiaries: United Services and Bankers Security. ReliaStar contributed all of the capital stock of United Services and Bankers Security to the Company. The acquisition was accounted for using the purchase method of accounting and, therefore, the consolidated financial statements include the accounts of United Services and Bankers Security since the date of acquisition. At the acquisition date, goodwill totaling $44.3 million was recorded, representing the excess of the amount paid and allocated to United Services and Bankers Security over the fair value of the net assets acquired.

NOTE 4. INVESTMENTS

Investment income summarized by type of investment was as follows:


                                     YEAR ENDED
                                     DECEMBER 31
                                  -----------------
                                   1996       1995
                                  ------     ------
                                    (IN MILLIONS)
Fixed Maturity Securities         $709.4     $673.4
Equity Securities                    4.1        3.1
Mortgage Loans on Real Estate      187.6      184.3
Real Estate and Leases              18.0       16.8
Policy Loans                        32.2       28.9
Other Invested Assets                7.3        7.8
Short-Term Investments               5.7        7.6
                                  ------     ------
 Gross Investment Income           964.3      921.9
Investment Expenses                 27.1       31.6
                                  ------     ------
 Net Investment Income            $937.2     $890.3
                                  ======     ======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 4. INVESTMENTS (CONTINUED)

Net pretax realized investment gains (losses) were as follows:

                                        YEAR ENDED
                                        DECEMBER 31
                                     -----------------
                                      1996       1995
                                     ------     ------
                                       (IN MILLIONS)
Net Gains (Losses) on Sales
  Fixed Maturity Securities          $  3.2     $  3.3
  Equity Securities                     1.3       15.1
  Mortgage Loans                         .1        (.1)
  Foreclosed Real Estate                1.8         .6
  Real Estate                           2.7        1.7
  Other                                13.2        2.2
                                     ------     ------
                                       22.3       22.8
                                     ------     ------
Provisions for Losses
  Fixed Maturity Securities            (2.6)      (3.0)
  Equity Securities                      --        (.1)
  Mortgage Loans                       (3.5)      (6.3)
  Foreclosed Real Estate               (3.5)      (5.2)
  Real Estate                          (1.1)       (.8)
  Other                                 (.4)        --
                                     ------     ------
                                      (11.1)     (15.4)
                                     ------     ------
  Pretax Realized Investment Gains   $ 11.2     $  7.4
                                     ======     ======

Gross realized investment gains of $8.7 million and $8.3 million and gross realized investment losses of $5.5 million and $5.0 million were recognized on sales of fixed maturity securities during the years ended December 31, 1996 and 1995, respectively. All 1996 and 1995 fixed maturity security sales were from the available-for-sale portfolio.

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:

                                                                    DECEMBER 31, 1996
                                                      ----------------------------------------------
                                                                    GROSS UNREALIZED
                                                      AMORTIZED    -----------------
                                                         COST      GAINS     (LOSSES)     FAIR VALUE
                                                       --------    ------     ------       --------
                                                                     (IN MILLIONS)
United States Government and Government Agencies
 and Authorities                                      $  130.8     $  6.5     $  (.1)      $  137.2
States, Municipalities and Political Subdivisions         56.7        2.8        (.2)          59.3
Foreign Governments                                       82.9        4.2        (.1)          87.0
Public Utilities                                         754.6       42.2       (3.0)         793.8
Corporate Securities                                   5,800.4      223.9      (29.1)       5,995.2
Mortgage-Backed/Structured Finance Securities          2,166.0       66.0       (8.3)       2,223.7
Redeemable Preferred Stock                                 2.1         --        (.1)           2.0
                                                      --------     ------     ------       --------
 Total                                                $8,993.5     $345.6     $(40.9)      $9,298.2
                                                      ========     ======     ======       ========

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 4. INVESTMENTS (CONTINUED)

                                                                    DECEMBER 31, 1995
                                                      ----------------------------------------------
                                                                    GROSS UNREALIZED
                                                      AMORTIZED    -----------------
                                                         COST      GAINS     (LOSSES)     FAIR VALUE
                                                       --------    ------     ------       --------
                                                                      (IN MILLIONS)
United States Government and Government Agencies
 and Authorities                                      $  172.8     $ 13.2         --       $  186.0
States, Municipalities and Political Subdivisions         64.4        4.2     $  (.1)          68.5
Foreign Governments                                       82.1        6.8        (.2)          88.7
Public Utilities                                         775.3       74.5        (.9)         848.9
Corporate Securities                                   5,330.7      392.2      (21.6)       5,701.3
Mortgage-Backed/Structured Finance Securities          2,058.0      102.7       (2.4)       2,158.3
Redeemable Preferred Stock                                 2.1         --        (.1)           2.0
                                                      --------     ------     ------       --------
 Total                                                $8,485.4     $593.6     $(25.3)      $9,053.7
                                                      ========     ======     ======       ========

The amortized cost and fair value of fixed maturity securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31, 1996        DECEMBER 31, 1995
                                                  ---------------------     --------------------
                                                 AMORTIZED       FAIR       AMORTIZED      FAIR
                                                    COST        VALUE         COST        VALUE
                                                  --------     --------     --------    --------
                                                                  (IN MILLIONS)
Due in One Year or Less                           $  155.8     $  157.4     $  123.1    $  122.8
Due After One Year Through Five Years              2,967.6      3,057.0      2,497.4     2,634.3
Due After Five Years Through Ten Years             2,622.4      2,723.6      2,750.4     2,965.4
Due After Ten Years                                1,055.3      1,108.7      1,056.5     1,172.9
Mortgage-Backed/Structured Finance Securities      2,192.4      2,251.5      2,058.0     2,158.3
                                                  --------     --------     --------    --------
 Total                                            $8,993.5     $9,298.2     $8,485.4    $9,053.7
                                                  ========     ========     ========    ========

The fair values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds which are not considered problems are determined utilizing a commercially available pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds which are considered problems are determined though consideration of factors such as the net worth of borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in the relevant market.

At December 31, 1996, the largest industry concentration of the private placement portfolio was financial services, where 18.6% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance securities, where 32.2% of the portfolio was invested. At December 31, 1996, the largest geographic concentration of commercial mortgage loans was in the midwest region of the United States, where approximately 31.6% of the commercial mortgage loan portfolio was invested.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 4. INVESTMENTS (CONTINUED)

At December 31, 1996 and 1995, gross unrealized appreciation of equity securities was $5.2 million and $3.0 million, respectively, and gross unrealized depreciation was $.3 million and $1.9 million, respectively.

Invested assets which were nonincome producing (no income received for the 12 months preceding the balance sheet date) were as follows:

                                   DECEMBER 31
                                  --------------
                                  1996      1995
                                  -----    -----
                                  (IN MILLIONS)
Fixed Maturity Securities         $  .6    $  .7
Mortgage Loans on Real Estate       1.2      2.8
Real Estate and Leases             16.0     17.6
                                  -----    -----
 Total                            $17.8    $21.1
                                  =====    =====

Allowances for losses on investments are reflected on the Consolidated Balance Sheets as a reduction of the related assets and were as follows:

                             DECEMBER 31
                           ---------------
                           1996      1995
                           -----     -----
                            (IN MILLIONS)
Mortgage Loans             $11.7     $12.4
Foreclosed Real Estate      11.2      10.6
Investment Real Estate       2.1       1.0
Other Invested Assets        2.6       2.3

At December 31, 1996 and 1995, the total investment in impaired mortgage loans (before allowances for credit losses), the related allowance for credit losses and the average investment related to impaired mortgage loans and the interest income recognized on impaired mortgage loans during 1996 and 1995 were as follows:

                                  DECEMBER 31
                                ---------------
                                1996      1995
                                -----     -----
                                 (IN MILLIONS)
Impaired Mortgage Loans
  Total Investment              $22.3     $25.4
  Allowance for Credit Losses    11.7      12.4
  Average Investment              1.9       2.0
  Interest Income Recognized      1.4       1.7

Increases to the allowance for credit losses account were $2.9 million and $6.3 million, and the amount of decreases to the allowance account were $3.6 million and $9.5 million for the years ended December 31, 1996 and 1995, respectively. The Company does not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. Cash receipts for interest payments are recognized as income in the period received.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 4. INVESTMENTS (CONTINUED)

Noncash investing activities consisted of the following:

                                                             DECEMBER 31
                                                             -----------
                                                            1996     1995
                                                           -----     -----
                                                            (IN MILLIONS)
Real Estate Assets Acquired Through Foreclosure            $14.8     $28.0
Mortgage Loans Acquired in Sales of Real Estate
 Assets.                                                    11.2      15.3

Effective December 31, 1995, the Company adopted the implementation guidance contained in the Financial Accounting Series Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." Concurrent with the adoption of this implementation guidance, the Company reclassified all of its held-to-maturity securities to available-for-sale based upon a reassessment of the appropriateness of the classifications of all securities held at that time. The amortized cost and net unrealized appreciation of the securities reclassified were $2.42 billion and $108.1 million, respectively, at December 31, 1995.

The components of net unrealized investment gains reported in shareholder's equity are shown below:

                                        DECEMBER 31
                                     ------------------
                                      1996       1995
                                     ------     -------
                                       (IN MILLIONS)
Unrealized Investment Gains          $310.5     $ 569.9
DAC/PVFP Adjustment                   (93.8)     (189.4)
Deferred Income Taxes.                (75.9)     (133.7)
                                     ------     -------
 Net Unrealized Investment Gains     $140.8     $ 246.8
                                     ======     =======

NOTE 5. INCOME TAXES

The income tax liability as reflected on the Consolidated Balance Sheets consisted of the following:

                             DECEMBER 31
                           ----------------
                            1996      1995
                           ------    ------
                            (IN MILLIONS)
Current Income Taxes       $  7.8    $  6.4
Deferred Income Taxes.      127.5     162.8
                           ------    ------
 Total                     $135.3    $169.2
                           ======    ======

The provision for income taxes reflected on the Consolidated Statements of Income consisted of the following:

                        DECEMBER 31
                      ----------------
                       1996      1995
                      ------     -----
                       (IN MILLIONS)
Currently Payable     $ 83.6     $82.9
Deferred                22.3      11.5
                      ------     -----
 Total.               $105.9     $94.4
                      ======     =====

The Internal Revenue Service has completed its review of the Company's tax return for all years through 1991.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 5. INCOME TAXES (CONTINUED)

Deferred income taxes reflect the impact for financial statement reporting purposes of "temporary differences" between the financial statement carrying amounts and tax bases of assets and liabilities. The "temporary differences" that give rise to a significant portion of the deferred tax liabilities relate to the following:

                                                  DECEMBER 31
                                             --------------------
                                               1996         1995
                                             -------      -------
                                                 (IN MILLIONS)
Future Policy and Contract Benefits          $(265.1)     $(269.7)
Investment Write-Offs and Allowances           (39.0)       (35.0)
Pension and Postretirement Benefit Plans        (9.0)        (8.3)
Employee Benefits                              (11.1)        (9.3)
Deferred Futures Gains                          (1.8)        (1.8)
Other                                          (50.5)       (42.0)
                                             -------      -------
Gross Deferred Tax Asset                      (376.5)      (366.1)
                                             -------      -------
Deferred Policy Acquisition Costs              296.0        267.9
Present Value of Future Profits                 92.4         99.0
Net Unrealized Investment Gains                 32.1         90.2
Property and Equipment                          28.5         27.1
Real Estate Joint Ventures                      12.0         12.2
Accrual of Market Discount                       7.9          8.4
Policyholder Dividends                           5.2          4.4
Other                                           29.9         19.7
                                             -------      -------
Gross Deferred Tax Liability                   504.0        528.9
                                             -------      -------
 Net Deferred Tax Liability                  $ 127.5      $ 162.8
                                             =======      =======

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1996, ReliaStar Life and its life insurance subsidiaries have accumulated approximately $51 million in their separate policyholders' surplus accounts. Deferred taxes have not been provided on this temporary difference.

There have been no deferred taxes recorded for the unremitted equity in subsidiaries as the earnings are considered to be permanently invested or will be remitted only when tax effective to do so.

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                          DECEMBER 31
                        --------------
                        1996      1995
                        ----      ----
                         (IN MILLIONS)
Statutory Tax Rate      35.0%     35.0%
Other                    (.3)       .2
                        ----      ----
 Effective Tax Rate     34.7%     35.2%
                        ====      ====


Cash paid to ReliaStar for federal income taxes was $74.5 million and $90.3 million for the years ended December 31, 1996 and 1995, respectively.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 6. NOTES AND MORTGAGES PAYABLE

A summary of notes and mortgages payable is as follows:

                                               DECEMBER 31
                                            -----------------
                                             1996       1995
                                            ------     ------
                                              (IN MILLIONS)
Unaffiliated: Commercial Paper              $146.5     $135.6
  Bank Borrowings                             15.9         --
  Other Indebtedness -- Current Portion         .1         .1
                                            ------     ------
   Short-Term Debt                           162.5      135.7
                                            ------     ------
  Other Indebtedness -- Noncurrent Portion     8.3        8.9
                                            ------     ------
   Total Unaffiliated                       $170.8     $144.6
                                            ======     ======
   Note Payable to Parent                   $100.0     $100.0
                                            ======     ======

At December 31, 1996 and 1995, other indebtedness is primarily mortgage notes assumed in connection with certain real estate investments with interest rates ranging from 6.2% to 9.6%.

The weighted average interest rate on the commercial paper outstanding at December 31, 1996 and 1995 was 5.56% and 6.06%, respectively, with maturities ranging from 2 to 55 days at December 31, 1996.

The Company has unsecured revolving credit facilities with banks totaling $200.0 million for commercial paper back-up and general corporate purposes. At December 31, 1996, $15.9 million was borrowed under these facilities at an interest rate of 5.8%. One of the facilities requires an annual commitment fee of 1/10%.

Principal payments required on notes and mortgages payable to unaffiliated companies in each of the next five years and thereafter are as follows:

                   (IN MILLIONS)
                   -------------
1997 -- $162.5                        2000 -- $5.8
1998 -- $   .1                        2001 -- $1.9
1999 -- $   .2         2002 and thereafter -- $ .3


ReliaStar has loaned $100.0 million to ReliaStar Life under a surplus note. The original note, dated April 1, 1989, was issued in connection with ReliaStar Life's demutualization and was used to offset the surplus reduction related to the cash distribution to the mutual policyholders in the demutualization. This original note was replaced by a successor surplus note (the 1994 Note) dated November 1, 1994. The 1994 Note provides, subject to the regulatory constraints discussed below, that (i) it is a surplus note which will mature on September 15, 2003 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (ii) interest is at 6-5/8 % payable semi-annually; and (iii) in the event that ReliaStar Life is in default in the payment of any required interest or principal, ReliaStar Life cannot pay cash dividends on its capital stock (all of which is owned directly by ReliaStar). The 1994 Note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce.

Interest paid on debt was $9.3 million and $14.2 million for 1996 and 1995, respectively.

NOTE 7. EMPLOYEE BENEFIT PLANS

PENSION PLANS
The Company has noncontributory defined benefit retirement plans covering substantially all employees. The plans, which may be terminated as to accrual of additional benefits at any time by the Board of Directors, provide benefits to employees upon retirement.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

The benefits under the plans are based on years of service and the employee's compensation during the last five years of employment. The Company's policy is to fund the minimum required contribution necessary to meet the present and future obligations of the plans. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Contributions are made to a tax-exempt trust. Plan assets consist principally of investments in stock and bond mutual funds, common stock and corporate bonds. Included in plan assets are 616,491 shares of ReliaStar common stock with a fair value of $35.6 million.

The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans and for benefits to nonemployee members of the ReliaStar Board of Directors.

Net periodic pension expense for ReliaStar and its subsidiaries included the following components:

                                                     DECEMBER 31
                                                  -----------------
                                                   1996       1995
                                                  ------     ------
                                                    (IN MILLIONS)
Service Cost -- Benefits Earned During the
 Year                                             $  3.8     $  3.4
Interest Cost on Projected Benefit Obligation       13.6       11.9
Actual Return on Plan Assets                       (23.0)     (33.7)
Net Amortization and Deferral                        8.4       19.1
                                                  ------     ------
 Net Periodic Pension Expense                     $  2.8     $   .7
                                                  ======     ======

The following table sets forth for ReliaStar and its subsidiaries the funded status of the plans as of December 31:

                                                          FUNDED PLANS            UNFUNDED PLANS
                                                      --------------------      ------------------
                                                        1996         1995        1996        1995
                                                      -------      -------      ------      ------
                                                                      (IN MILLIONS)
Accumulated Benefit Obligation
 Vested                                               $(164.7)     $(157.1)     $(11.8)     $(10.7)
 Nonvested                                            $  (4.0)        (5.1)        (.5)       (1.2)
Effect of Projected Future Compensation Increases       (12.7)       (10.6)       (2.1)       (2.1)
                                                      -------      -------      ------      ------
Projected Benefit Obligation                           (181.4)      (172.8)      (14.4)      (14.0)
Plan Assets at Fair Value                               184.9        169.9          --          --
                                                      -------      -------      ------      ------
Plan Assets Greater (Less) Than Projected Benefit
 Obligation                                               3.5         (2.9)      (14.4)      (14.0)
Unrecognized Net Loss and Prior Service Cost             19.0         24.2         5.3         6.2
Unrecognized Transition Obligation (Asset)                (.4)         (.8)         --          .1
Additional Minimum Liability                               --           --        (3.5)       (4.2)
                                                      -------      -------      ------      ------
 Net Pension Asset (Liability)                        $  22.1      $  20.5      $(12.6)     $(11.9)
                                                      =======      =======      ======      ======

The above amounts are for ReliaStar and its subsidiaries as the Company's portion is not determinable. The net periodic pension expense relating to and billed to ReliaStar was insignificant.

The projected benefit obligation was determined using an assumed discount rate of 7.50% and 7.25% at January 1, 1997 and 1996, respectively, and a weighted-average assumed long-term rate of compensation increase of 4.5%. The assumed long-term rate of return on plan assets was 10%.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides certain health care and life insurance benefits to retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

benefits if they meet specified age and service requirements and reach retirement age while working for the Company, unless the plans are terminated or amended. The postretirement health care plan is contributory, with retiree contributions adjusted annually; the life insurance plan provides a flat amount of noncontributory life benefits and optional contributory coverage.

During 1996, the Company amended its plans to reduce the level of benefits provided to current and future retirees. The amendment resulted in a reduction of the accumulated postretirement benefit obligation for ReliaStar and its subsidiaries of approximately $9.9 million. The plan amendment will also reduce current and future net periodic postretirement benefit costs as the unrecognized prior service cost is amortized.

The Company's postretirement health care plans currently are not funded. The accumulated postretirement benefit obligation (APBO) and the accrued postretirement benefit liability were as follows:

                                                DECEMBER 31
                                              ---------------
                                              1996      1995
                                              -----     -----
                                               (IN MILLIONS)
Retirees                                      $ 7.3     $10.3
Fully Eligible Active Plan Participants          .9       4.5
Other Active Plan Participants                  1.6       4.9
                                              -----     -----
 Unfunded APBO                                  9.8      19.7
Unrecognized Prior Service Cost                 8.9        .1
Unrecognized Gain (Loss)                        1.5       (.3)
                                              -----     -----
 Accrued Postretirement Benefit Liability     $20.2     $19.5
                                              =====     =====

Net periodic postretirement benefit costs consisted of the following components:

                                               DECEMBER 31
                                              --------------
                                              1996      1995
                                              -----     ----
                                              (IN MILLIONS)
Service Cost -- Benefits Earned               $  .6     $1.2
Interest Cost on APBO                           1.0      1.3
Amortization of Prior Service Cost             (1.2)     (.1)
                                              -----     ----
Net Periodic Postretirement Benefit Costs     $  .4     $2.4
                                              =====     ====

The above amounts for 1996 are for ReliaStar and its subsidiaries as the Company's portion is not determinable. Prior period amounts reflect the Company's accrued postretirement benefit liability and net periodic postretirement benefit costs.

The assumed health care cost trend rate used in measuring the APBO as of January 1, 1997 was 7.0%, decreasing gradually to 5.0% in the year 1999 and thereafter. The assumed health care cost trend rate used in measuring the APBO as of January 1, 1996 was 10.0%, decreasing gradually to 5.0% in the year 2010 and thereafter. The assumed discount rate used in determining the APBO was 7.50% and 7.25% at January 1, 1997 and 1996, respectively. The assumed health care cost trend rate has a significant effect on the amounts reported. For example, a one-percentage-point increase in the assumed health care cost trend rate for each year would increase the APBO as of December 31, 1996 by approximately $.3 million and 1996 net postretirement health care costs by approximately $.1 million.

SUCCESS SHARING PLAN AND ESOP
The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 7. EMPLOYEE BENEFIT PLANS (CONTINUED)

employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award, with 25% contributed to a deferred investment account and the remaining 50% contributed to the ESOP portion of the Success Sharing Plan. Costs charged to expense for the Success Sharing Plan were $9.4 million and $8.6 million in 1996 and 1995, respectively.

STOCK-BASED COMPENSATION
Officers and key employees of the Company participate in stock-based compensation plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations in accounting for its stock-based compensation plans. Accordingly, the Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards. Had compensation cost for ReliaStar's stock option plans been determined based upon fair value at the grant date for awards under these plans consistent with the optional accounting methodology prescribed under SFAS No. 123, "Accounting for Stock-Based Compensation," ReliaStar's net income would have been reduced by approximately $2.3 million and $.9 million for the years ended December 31, 1996 and 1995, respectively. The pro forma effect on net income for 1996 and 1995 is not representative of the pro forma effect on net income in future years because it does not take into consideration pro forma compensation expense related to grants prior to 1995. The fair value of the options granted by ReliaStar during 1996 and 1995 is estimated as $9.45 and $8.64, respectively, on the date of grant using a Black-Scholes option-pricing model with the following assumptions regarding ReliaStar stock: dividend yield 2.0%, volatility ranging from .19% to .21%, risk-free interest rates of 5.1% to 5.3% for 1996 and 7.4% for 1995, and an expected life of 3.65 to 5.65 years. The Company's portion of ReliaStar's pro forma impact on net income is not determinable.

NOTE 8. RELATED PARTY TRANSACTIONS

The Company and ReliaStar have entered into agreements whereby ReliaStar and the Company provide certain management, administrative, legal, and other services to each other. The net amounts billed resulted in the Company making payments of $28.3 million and $25.1 million to ReliaStar in 1996 and 1995, respectively. During 1996 and 1995, the Company paid dividends of $61.1 million and $52.0 million, respectively to ReliaStar consisting of cash dividends totaling $54.0 million and $41.3 million and noncash dividends of $7.1 million and $10.7 million, respectively.

NOTE 9. SHAREHOLDER'S EQUITY

DIVIDEND RESTRICTIONS
The ability of ReliaStar Life to pay cash dividends to ReliaStar is restricted by law or subject to approval of the insurance regulatory authorities of Minnesota. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.

Under Minnesota insurance law regulating the payment of dividends by ReliaStar Life, any such payment must be an amount deemed prudent by ReliaStar Life's Board of Directors and, unless otherwise approved by the Commissioner of the Minnesota Department of Commerce (the Commissioner), must be paid solely from the adjusted earned surplus of ReliaStar Life. Adjusted earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds) less 25% of the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Commissioner, ReliaStar Life may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (i) 10% of ReliaStar Life's statutory surplus at the prior year-end or (ii) 100% of ReliaStar Life's

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 9. SHAREHOLDER'S EQUITY (CONTINUED)

statutory net gain from operations (not including realized capital gains) for the prior calendar year. For 1997, the amount of dividends which can be paid by ReliaStar Life without Commissioner approval is $144.0 million.

STATUTORY SURPLUS AND NET INCOME
Net income of ReliaStar Life and its subsidiaries, as determined in accordance with statutory accounting practices was $150.4 million and $97.8 million for 1996 and 1995, respectively. ReliaStar Life's statutory capital and surplus was $783.4 million and $728.3 million at December 31, 1996 and 1995, respectively.

NOTE 10. REINSURANCE

The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. In addition, the Life and Health Reinsurance Division of ReliaStar Life assumes and cedes reinsurance on certain life and health risks as its primary business. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1996 and 1995. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $500,000 per life for individual coverage and, to the extent that ReliaStar Life reinsures life policies written by Northern and Bankers Security, the limit is increased to $600,000 per life. For group coverage and reinsurance assumed, the retention is $500,000 per life with per occurrence limitations, subject to certain maximums. As of December 31, 1996, $12.5 billion of life insurance in force was ceded to other companies. The Company has assumed $38.5 billion of life insurance in force as of December 31, 1996 (including $33.3 billion of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance). Also included in these amounts are $722.5 million of reinsurance ceded and $5.2 billion of reinsurance assumed by the Life and Health Reinsurance Division of ReliaStar Life.

The effect of reinsurance on premiums and recoveries is as follows:

                               DECEMBER 31
                            ------------------
                             1996        1995
                            -------     ------
                               (IN MILLIONS)
Direct Premiums             $ 609.9     $643.8
Reinsurance Assumed           334.3      297.6
Reinsurance Ceded            (107.3)     (89.9)
                            -------     ------
  Net Premiums              $ 836.9     $851.5
                            =======     ======
 Reinsurance Recoveries     $  96.3     $ 80.4
                            =======     ======

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 11. LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT EXPENSE

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                     DECEMBER 31
                                  -----------------
                                   1996       1995
                                  ------     ------
                                    (IN MILLIONS)
Balance at January 1              $369.4     $322.9
Less Reinsurance Recoverables       81.6       59.5
                                  ------     ------
Net Balance at January 1           287.8      263.4
Incurred Related to:
 Current Year                      223.5      273.1
 Prior Year                         (5.7)      (2.7)
                                  ------     ------
Total Incurred                     217.8      270.4
Paid Related to:
 Current Year                      127.8      157.0
 Prior Year                         97.1       89.0
                                  ------     ------
Total Paid                         224.9      246.0
Net Balance at December 31         280.7      287.8
Plus Reinsurance Recoverables      102.6       81.6
                                  ------     ------
 Balance at December 31           $383.3     $369.4
                                  ======     ======

The liability for unpaid accident and health claims and claim adjustment expenses is included in Future Policy and Contract Benefits on the Consolidated Balance Sheets.

NOTE 12. COMMITMENTS AND CONTINGENCIES

LITIGATION
The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the operations or financial condition of the Company.

JOINT GROUP LIFE AND ANNUITY CONTRACTS
ReliaStar Life has issued certain participating group annuity and group life insurance contracts jointly with another insurance company. ReliaStar Life has entered into an arrangement with this insurer whereby ReliaStar Life will gradually transfer these liabilities (approximately $281.9 million at December 31, 1996) to the other insurer over a ten-year period which commenced in 1993. The terms of the arrangement specify the interest rate on the liabilities and provide for a transfer of assets and liabilities scheduled in a manner consistent with the expected cash flows of the assets allocated to support the liabilities. A contingent liability exists with respect to the joint obligor's portion of the contractual liabilities attributable to contributions received prior to July 1, 1993 in the event the joint obligor is unable to meet its obligations.

RESERVE INDEMNIFICATION AGREEMENT
In connection with the March 1992 sale of Chartwell Re Corporation (Chartwell), the Company and the acquiring company entered into a separate reciprocal reserve indemnification agreement with respect to the adequacy of the loss and loss adjustment expense reserves of Chartwell. On June 28, 1996, a final settlement of the reserve indemnification agreement was reached. The Company's previous accruals for this liability were adequate.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Amounts previously charged against income for the reserve indemnification agreement are presented as discontinued operations in the Consolidated Statements of Income.

FINANCIAL INSTRUMENTS
The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, financial guarantees, futures contracts and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees written is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For futures contracts and interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain. For futures contracts, the Company has no exposure to credit risk as the contracts are marked to market daily.

Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

                                                                             CONTRACT OR NOTIONAL
                                                                                    AMOUNT
                                                                                 DECEMBER 31
                                                                             --------------------
                                                                               1996        1995
                                                                             --------    --------
                                                                                (IN MILLIONS)
Financial Instruments Whose Contract Amounts Represent Credit Risk
 Commitments to Extend Credit                                                $  181.6    $   82.6
 Financial Guarantees                                                            40.9        41.8
Financial Instruments Whose Notional or Contract Amounts Exceed the
 Amount of Credit Risk
 Futures Contracts                                                               76.6        80.4
 Interest Rate Swap Agreements                                                1,109.5     1,222.5

COMMITMENTS TO EXTEND CREDIT -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

FINANCIAL GUARANTEES -- Financial guarantees are conditional commitments issued by the Company guaranteeing the performance of the borrower to a third party. Those guarantees are primarily issued to support public and private commercial mortgage borrowing arrangements. The credit risk involved is essentially the same as that involved in issuing commercial mortgage loans.

ReliaStar Life is a partner in eight real estate joint ventures where it has guaranteed the repayment of loans of the partnership. As of December 31, 1996, ReliaStar Life had guaranteed repayment of $40.9 million ($41.8 million at December 31, 1995) of such loans including the portion allocable to the PFA. If any payments were made under these guarantees, ReliaStar Life would be allowed to make a claim for repayment from the joint venture, foreclose on the assets of the joint venture including its real estate investment and, in certain instances, make a claim against the joint venture's general partner.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 12. COMMITMENTS AND CONTINGENCIES (CONTINUED)

For certain of these partnerships, ReliaStar Life has made capital contributions from time to time to provide the partnerships with sufficient cash to meet its obligations, including operating expenses, tenant improvements and debt service. Capital contributions during 1996 and 1995 were insignificant. Further capital contributions are likely to be required in future periods for certain of the joint ventures with the guarantees. The Company cannot predict the amount of such future contributions.

FUTURES CONTRACTS -- Futures contracts are contracts for delayed delivery of securities or money market instruments in which the seller agrees to make delivery at a specified future date of a specified instrument, at a specified price or yield. These contracts are entered into to manage interest rate risk as part of the Company's asset and liability management. Risks arise from the movements in securities values and interest rates.

INTEREST RATE SWAP AGREEMENTS -- The Company also enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.

LEASES
The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $13.9 million and $13.6 million for 1996 and 1995, respectively.

Future minimum aggregate rental commitments at December 31, 1996 for operating leases were as follows:

                  (IN MILLIONS)
                  -------------
1997 -- $7.6                        2000 -- $4.6
1998 -- $6.8                        2001 -- $3.9
1999 -- $5.7         2002 and thereafter -- $4.7


NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made in accordance with the requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

FIXED MATURITY SECURITIES -- The estimated fair value disclosures for debt securities satisfy the fair value disclosure requirements of SFAS No. 107 (see Note 4).

EQUITY SECURITIES -- Fair value equals carrying value as these securities are carried at quoted market value.

MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENT AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.

OTHER FINANCIAL INVESTMENTS AND POLICY LOANS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date, as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair value for GICs was estimated using discounted cash flow analyses. The discount rate used was based upon current industry offering rates on GICs of similar durations.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts, which includes participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair value.

NOTES AND MORTGAGES PAYABLE -- The fair value for the note payable to ReliaStar was based upon the quoted market price of the related ReliaStar publicly traded debt. For other debt obligations, discounted cash flow analyses were used. The discount rate was based upon the Company's estimated current incremental borrowing rates.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

FINANCIAL GUARANTEES -- The fair values for financial guarantees were estimated using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 13. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

INTEREST RATE SWAPS -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 1996 and 1995 are as follows:

                                                                 1996                        1995
                                                        -----------------------     -----------------------
                                                        CARRYING        FAIR        CARRYING        FAIR
                                                         AMOUNT         VALUE        AMOUNT         VALUE
                                                        ---------     ---------     ---------     ---------
                                                                           (IN MILLIONS)
Financial Instruments Recorded as Assets
  Fixed Maturity Securities                             $ 9,298.2     $ 9,298.2     $ 9,053.7     $ 9,053.7
  Equity Securities                                          36.9          36.9          35.9          35.9
  Mortgage Loans on Real Estate
   Commercial                                             1,359.6       1,391.9       1,465.0       1,525.8
   Residential and Other                                    495.8         507.4         483.4         496.1
  Policy Loans                                              549.0         549.0         499.8         499.8
  Cash and Short-Term Investments                           115.2         115.2         165.4         165.4
  Other Financial Instruments Recorded as Assets            534.7         534.7         503.3         503.3
Financial Instruments Recorded as Liabilities
  Investment Contracts
   Deferred Annuities                                    (6,970.9)     (6,547.9)     (6,704.9)     (6,285.6)
   GICs                                                     (74.7)       (102.0)       (115.0)       (148.6)
   Supplementary Contracts and Immediate  Annuities        (134.5)       (131.4)        (99.8)        (99.7)
   Other Investment Contracts                              (488.3)       (488.3)       (529.2)       (529.2)
  Claim and Other Deposit Funds                            (123.6)       (123.6)       (114.9)       (114.9)
  Notes and Mortgages Payable                              (169.8)       (170.4)       (243.6)       (244.4)
  Other Financial Instruments Recorded as
   Liabilities                                             (229.0)       (229.0)       (224.8)       (224.8)
Off-Balance Sheet Financial Instruments
  Financial Guarantees                                         --          (4.5)           --          (4.6)
  Interest Rate Swaps                                          --          10.8            --          42.7


Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

NOTE 14. SUBSEQUENT EVENT

On February 23, 1997, ReliaStar signed a definitive agreement to acquire and merge Security-Connecticut Corporation (SRC) into ReliaStar. SRC is a holding company with two primary subsidiaries: Security-Connecticut Life Insurance Company of Avon, Connecticut, and Lincoln Security Life Insurance Company of Brewster, New York. As of December 31, 1996, SRC had assets of $2.3 billion and total shareholders' equity of $355 million. Completion of the merger is expected in the second or third quarter

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (A WHOLLY OWNED SUBSIDIARY OF RELIASTAR FINANCIAL CORP.)

NOTE 14. SUBSEQUENT EVENT (CONTINUED)

of 1997, and is subject to normal closing conditions, including approval by SRC shareholders and various regulatory approvals. The acquisition will be accounted for as a purchase and SRC's two life insurance company subsidiaries will be contributed to the Company by ReliaStar.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONDENSED CONSOLIDATED BALANCE SHEET

                                  (IN MILLIONS)
                                   (UNAUDITED)

                                                 MARCH 31,
                                                   1997
                                                 ---------
ASSETS
Fixed Maturity Securities,
 Available-for-Sale                              $ 9,212.4
Equity Securities                                     25.1
Mortgage Loans on Real Estate                      1,859.1
Real Estate and Leases                                76.9
Policy Loans                                         555.1
Other Invested Assets                                 68.5
Short-Term Investments                               106.2
                                                 ---------
 Total Investments                                11,903.3
Cash                                                   7.9
Accounts and Notes Receivable                        155.7
Reinsurance Receivable                               209.8
Deferred Policy Acquisition Costs                  1,064.7
Present Value of Future Profits                      234.3
Property and Equipment, Net                          116.5
Accrued Investment Income                            175.3
Other Assets                                         352.9
Participation Fund Account Assets                    315.9
Assets Held in Separate Accounts                   2,254.6
                                                 ---------
 TOTAL ASSETS                                    $16,790.9
                                                 =========

LIABILITIES
Future Policy and Contract Benefits              $11,400.5
Pending Policy Claims                                292.7
Other Policyholder Funds                             209.0
Notes and Mortgages Payable -- Unaffiliated          204.3
Notes Payable -- Parent                              100.0
Income Taxes                                         117.7
Other Liabilities                                    337.4
Participation Fund Account Liabilities               315.9
Liabilities Related to Separate Accounts           2,249.1
                                                 ---------
 TOTAL LIABILITIES                                15,226.6
                                                 ---------

SHAREHOLDER'S EQUITY
Common Stock                                           2.5
Additional Paid-In Capital                           538.9
Net Unrealized Investment Gains                       60.1
Retained Earnings                                    962.8
                                                 ---------
 TOTAL SHAREHOLDER'S EQUITY                        1,564.3
                                                 ---------
 TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY      $16,790.9
                                                 =========

See accompanying notes to condensed consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   CONDENSED CONSOLIDATED STATEMENT OF INCOME

                                  (IN MILLIONS)
                                   (UNAUDITED)

                                                      THREE MONTHS
                                                     ENDED MARCH 31
                                                     --------------
                                                          1997
                                                     --------------
REVENUES
Premiums                                                 $204.7
Net Investment Income                                     234.2
Realized Investment Gains                                   2.2
Policy and Contract Charges                                64.9
Other Income                                               21.6
                                                         ------
 Total                                                    527.6
                                                         ------

BENEFITS AND EXPENSES
Benefits to Policyholders                                 317.6
Sales and Operating Expenses                               91.0
Amortization of Deferred Policy Acquisition Costs
 and Present Value of Future Profits                       28.4
Interest Expense                                            4.4
Dividends and Experience Refunds to Policyholders           7.1
                                                         ------
 Total                                                    448.5
                                                         ------
Income Before Income Taxes                                 79.1
Income Tax Expense                                         27.6
                                                         ------
 Net Income                                              $ 51.5
                                                         ======

See accompanying notes to condensed consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

                                  (IN MILLIONS)
                                   (UNAUDITED)

                                                                  THREE MONTHS
                                                                 ENDED MARCH 31
                                                                 --------------
                                                                      1997
                                                                    -------
OPERATING ACTIVITIES
Net Income                                                          $  51.5
Adjustments to Reconcile Net Income to Net Cash Provided
 by Operating Activities
    Interest Credited to Insurance Contracts                          122.9
    Future Policy Benefits                                            (58.5)
    Capitalization of Deferred Policy Acquisition Costs               (50.5)
    Amortization of Deferred Policy Acquisition Costs
     and Present Value of Future Profits                               28.4
    Deferred Income Taxes                                               3.9
    Net Change in Receivables and Payables                             16.3
    Other Assets                                                      (44.0)
    Realized Investment Gains, Net                                     (2.2)
    Other                                                               1.6
                                                                    -------
     Net Cash Provided by Operating Activities                         69.4
                                                                    -------

INVESTING ACTIVITIES
Proceeds from Sales of Available-for-Sale Fixed Maturity
 Securities                                                            83.8
Proceeds from Maturities or Repayment of Fixed Maturity
 Securities                                                           173.5
Cost of Fixed Maturity Securities Acquired                           (353.1)
Sales of Equity Securities, Net                                        13.6
Proceeds of Mortgage Loans Sold, Matured or Repaid                    124.5
Cost of Mortgage Loans Acquired                                      (132.5)
Sales of Real Estate and Leases, Net                                    2.7
Policy Loans Issued, Net                                               (6.1)
Sales (Purchases) of Other Invested Assets, Net                        (3.1)
Sales (Purchases) of Short-Term Investments, Net                       (6.9)
                                                                    -------
   Net Cash Used by Investing Activities                             (103.6)
                                                                    -------

FINANCING ACTIVITIES
Deposits to Insurance Contracts                                       311.2
Maturities and Withdrawals from Insurance Contracts                  (304.5)
Increase in Notes and Mortgages Payable                                33.6
Repayment of Notes and Mortgages Payable                               (0.1)
Dividends to Shareholder                                              (14.0)
                                                                    -------
   Net Cash Provided (Used) by Financing Activities                    26.2
                                                                    -------
Decrease in Cash                                                       (8.0)
Cash at Beginning of Period                                            15.9
                                                                    -------
Cash at End of Period                                               $   7.9
                                                                    =======

See accompanying notes to condensed consolidated financial statements.

                RELIASTAR LIFE INSURANCE COMPANY AND SUBSIDIARIES

              NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

                                   (UNAUDITED)

NOTE 1. BASIS OF PRESENTATION

The condensed consolidated financial statements of ReliaStar Life Insurance Company (the Company) have been prepared in conformity with generally accepted accounting principles and such principles were applied on a basis consistent with that reflected in the Consolidated Financial Statements For the Years Ended December 31, 1996 and 1995. The financial information included herein, has been prepared by management without audit by independent certified public accountants.

The interim information furnished includes all adjustments and accruals consisting only of normal, recurring actual adjustments which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for any interim period are not necessarily indicative of results for the full year. The unaudited interim condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto contained in the Consolidated Financial Statements For the Years Ended December 31, 1996 and 1995.

NOTE 2. ACQUISITION

On July 1, 1997, ReliaStar Financial Corp., the Company's parent (ReliaStar), completed the acquisition of Security-Connecticut Corporation (SRC). SRC is a holding company with two primary subsidiaries: Security-Connecticut Life Insurance Company of Avon, Connecticut, and Lincoln Security Life Insurance Company of Brewster, New York. As of December 31, 1996, SRC had assets of $2.3 billion and total shareholders' equity of $355 million. The acquisition will be accounted for as a purchase and SRC's two life insurance company subsidiaries will be contributed to the Company by ReliaStar.

                                   APPENDIX A

                                THE FIXED ACCOUNT

The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.

We do not use a specific formula for determining excess interest credits. However, we consider the following:

     *    General economic trends,

     *    Rates of return currently available on our investments,

     * Rates of return anticipated in our investments, Regulatory and tax factors, and

     *    Competitive factors.

We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     * The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.

     * The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.

     * No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.

     *    You must transfer at least:

          -- $500, or

          -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                   APPENDIX B

                        CALCULATION OF ACCUMULATION VALUE

The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.

VARIABLE ACCUMULATION VALUE

The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

A multiplied by B, where:

A
is your current number of Accumulation Units (described below).

B
is the current Unit Value (described below).

The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in A and B above.

ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

The number of Accumulation Units for a Sub-Account increases when:

     *    Net Premiums are credited to that Sub-Account; or

     * Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

The number of Accumulation Units for a Sub-Account decreases when:

     *    You take out a Policy loan from that Sub-Account;

     *    You take a partial withdrawal from that Sub-Account;

     * We take a portion of the Monthly Deduction or the Mortality and Expense Risk Charge from that Sub-Account; or

     * Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net Investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing A by B and then subtracting C from the result,

(A / B) - C, where:

A
is the result of:

     * the net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

     * plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

     * plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

B
is the result of:

     * the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     * plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

C
is a factor representing the Mortality and Expense Risk Charge deducted from the Sub-Account (see "Deductions and Charges -- Charges Against the Variable Account"), which factor is equal, on an annual basis, to .80 of 1% (.80%) of the daily net asset value of the Sub-Account.

VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.

FIXED ACCUMULATION VALUE

The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

After the Policy Date, the Fixed Accumulation Value is calculated as:

A + B + C + D - E - F, where:

A
is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

B
is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

C
is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

D
is the total of your Loan Amounts transferred from the Variable Account since the preceding Monthly Anniversary.

E
is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

F
is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C

             ILLUSTRATION OF ACCUMULATION VALUES, SURRENDER CHARGES,
                    CASH SURRENDER VALUES, AND DEATH BENEFITS

The following tables illustrate how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy may change with the investment experience of the Variable Account. In addition, the tables illustrate the levels of the Surrender Charges which would be imposed if the Policy lapses or was surrendered in the years indicated. The tables show how the Accumulation Values, Cash Surrender Values, and Death Benefits of a Policy issued to an Insured of a given Age (who pays the given Planned Periodic Premiums annually) would vary over time if the investment return on the assets held in the Funds were a uniform, gross, after-tax, annual rate of 0 percent, 6 percent, or 12 percent. The tables on pages C-3 through C-14 illustrate a Policy issued to either a male Age 30 or a male Age 45 (as indicated in each table), in a standard Rate Class, and qualifying for the non-smoker rate. The Accumulation Values, Cash Surrender Values, and Death Benefits would be lower if the Insured were in a substandard Rate Class or did not qualify for the non-smoker discount because the cost of insurance would be increased. The Accumulation Values, Cash Surrender Values, and Death Benefits would be different from those shown if the gross annual investment returns averaged 0 percent, 6 percent, and 12 percent over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of the tables shows the accumulated value of the premiums paid at the stated interest rate. The third and fourth columns illustrate the Accumulation Value of the Policy over the designated period. The Accumulation Value is the total amount that a Policy provides for investment at any time. The fifth and sixth columns illustrate the Surrender Charges that would apply if the Policy was surrendered at the end of the designated period. The seventh and eighth columns illustrate the Cash Surrender Value of a Policy over the designated period. The Cash Surrender Value is equal to the Accumulation Value less any Surrender Charges, Loan Amount (assumed to be 0 in these illustrations) and unpaid Monthly Deductions (also assumed to be 0 in these illustrations). The last two columns illustrate the Death Benefit of a Policy over the designated period. The third, fifth, seventh and ninth columns assume that throughout the life of the Policy, the monthly charge for the cost of insurance is based upon the current cost-of-insurance rates. The fourth, sixth, eighth and tenth columns assume that the monthly charge for the cost of insurance is based on the maximum level permitted under the Policy. These maximum allowable rates are based on 100% of the 1980 Commissioners Standard Ordinary Mortality Table. The death benefit values also vary between tables depending upon whether the Level Amount Death Benefit Option (Tables at pages C-3 through C-8) or the Variable Amount Death Benefit Option (Tables at pages C-9 through C-14) is illustrated.


The amounts shown for the Accumulation Values, Cash Surrender Values, and Death Benefits reflect the fact that the net investment return of the Sub-Accounts of the Variable Account is lower than the gross, after-tax return on the assets held in the Funds as a result of the Funds' operating expenses and charges made against the Sub-Accounts. The values shown take into account the daily total operating expenses paid by the portfolios of VIP and VIP II, the four funds of Putnam Variable Trust, the five funds available through Northstar Variable Trust, the four funds available through The Alger American Trust, the four funds of the Janus Aspen Trust, the two funds of Neuberger&Berman Advisers Management Trust and the four funds of the OCC Accumulation Trust, which together are assumed to be at an average annual rate of 0.79% for all years. This figure is derived based on an average of the Funds' (investment choices under the policy) current operating expenses net of any limitations on such expenses paid by the Funds. In addition, the daily charge to each Sub-Account for assuming mortality and expense risks has been deducted (which is equivalent to a charge at an annual rate of 0.79% of the average assets of the Sub-Accounts). After deduction of these amounts, the illustrated gross annual investment rates of return of 0 percent, 6 percent, and 12 percent correspond to approximate net annual rates of (1.59)%, 4.41%, and 10.41%, respectively. Hypothetical Cash Surrender Value, Accumulation Values and the Death Benefit may be lower without the expense reimbursement. Expense reimbursements are voluntary. While it is currently anticipated that the expense reimbursements will be continued past the current year, there is no assurance of ongoing reimbursement.


The hypothetical values shown in the tables do not reflect any charges for Federal income taxes attributable to the Variable Account because we do not currently make any such charges. However, such charges may be made in the future and, in that event, the gross annual investment return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and values illustrated. (See section entitled "Federal Tax Matters" in the Prospectus).

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in the Face Amount, that no partial withdrawals have been made, that no transfers have been made, no transfer charges incurred, and total operating expenses of the Funds continue as anticipated. Actual results will depend on the expenses and performance of the investment choice made by the owner.

Upon request, we will provide a comparable illustration based upon the proposed Insured's Age, sex, underwriting classification, the Face Amount and Planned Periodic Premium schedule requested, and any available riders requested.

                                       RELIASTAR LIFE INSURANCE COMPANY
                                   FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                             MALE ISSUE AGE: 30
                                                 NON-SMOKER
                                          $922.00 ANNUAL PREMIUM
                                           $100,000 FACE AMOUNT
                                        LEVEL DEATH BENEFIT OPTION

                                     ASSUMED HYPOTHETICAL GROSS ANNUAL
                                       INVESTMENT RATE OF RETURN: 0%

                                         GUARANTEED COSTS                                CURRENT COSTS
                          ------------------------------------------     ------------------------------------------
                          ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY    ACCUMULATED        VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR       PREMIUM         (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
 ------    -----------        -----            -----         -------         -----            -----         -------
    1            968            625                0         100,000*          650                0         100,000*
    2          1,985          1,236               61         100,000         1,287              111         100,000
    3          3,052          1,832              334         100,000         1,911              413         100,000
    4          4,173          2,412              914         100,000         2,522            1,024         100,000
    5          5,349          2,974            1,476         100,000         3,119            1,621         100,000
    6          6,585          3,517            2,169         100,000         3,701            2,353         100,000
    7          7,882          4,038            2,840         100,000         4,269            3,071         100,000
    8          9,245          4,537            3,488         100,000         4,822            3,773         100,000
    9         10,675          5,010            4,112         100,000         5,358            4,459         100,000
   10         12,177          5,457            4,708         100,000         5,876            5,127         100,000
   11         13,754          5,875            5,276         100,000         6,376            5,777         100,000
   12         15,409          6,263            5,813         100,000         6,857            6,408         100,000
   13         17,148          6,619            6,319         100,000         7,316            7,017         100,000
   14         18,973          6,941            6,791         100,000         7,752            7,602         100,000
   15         20,890          7,228            7,228         100,000         8,164            8,164         100,000
   20         32,011          8,084            8,084         100,000         9,810            9,810         100,000
  AGE
   60         64,320          5,043            5,043         100,000        10,065           10,065         100,000
   65         87,439              0                0               0         7,581            7,581         100,000
   70        116,946              0                0               0         2,158            2,158         100,000
   **

------------------------------
(1) Assumes a $922.00 premium (which exceeds the Annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.

** Policy terminates prior to Age 75.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 30
                                                   NON-SMOKER
                                             $922.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                           LEVEL DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 6%

                                        GUARANTEED COSTS                                CURRENT COSTS
                          ------------------------------------------     ------------------------------------------
                          ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY    ACCUMULATED        VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR       PREMIUM         (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
 ------    -----------        -----            -----         -------         -----            -----         -------
    1            968            670                0         100,000*           695                0        100,000*
    2          1,985          1,366              190         100,000          1,419              243        100,000
    3          3,052          2,086              588         100,000          2,172              674        100,000
    4          4,173          2,832            1,334         100,000          2,955            1,457        100,000
    5          5,349          3,603            2,105         100,000          3,768            2,270        100,000
    6          6,585          4,397            3,049         100,000          4,613            3,265        100,000
    7          7,882          5,214            4,016         100,000          5,490            4,292        100,000
    8          9,245          6,052            5,004         100,000          6,400            5,351        100,000
    9         10,675          6,912            6,013         100,000          7,343            6,444        100,000
   10         12,177          7,791            7,042         100,000          8,319            7,570        100,000
   11         13,754          8,689            8,089         100,000          9,330            8,730        100,000
   12         15,409          9,604            9,154         100,000         10,374            9,925        100,000
   13         17,148         10,536           10,236         100,000         11,453           11,153        100,000
   14         18,973         11,483           11,334         100,000         12,565           12,415        100,000
   15         20,890         12,447           12,447         100,000         13,711           13,711        100,000
   20         32,011         17,470           17,470         100,000         19,968           19,968        100,000
  AGE
   60         64,320         27,290           27,290         100,000         35,115           35,115        100,000
   65         87,439         30,597           30,597         100,000         43,962           43,962        100,000
   70        116,946         30,548           30,548         100,000         53,842           53,842        100,000
   75        154,606         22,438           22,438         100,000         64,777           64,777        100,000
   80        202,670              0                0         100,000         77,211           77,211        100,000
   85        264,013              0                0               0         94,518           94,518        100,000
   90        342,305              0                0               0        118,818          118,818        124,760
   95        442,227              0                0               0        149,149          149,149        150,641

------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender value is zero.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 30
                                                   NON-SMOKER
                                             $922.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                           LEVEL DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                         INVESTMENT RATE OF RETURN: 12%

                                        GUARANTEED COSTS                                  CURRENT COSTS
                          ------------------------------------------      ------------------------------------------
                          ACCUMULATION    CASH SURRENDER       DEATH      ACCUMULATION    CASH SURRENDER       DEATH
 POLICY    ACCUMULATED        VALUE            VALUE          BENEFIT         VALUE            VALUE          BENEFIT
  YEAR       PREMIUMS        (1) (2)          (1) (2)         (1) (2)        (1) (2)          (1) (2)         (1) (2)
  ----       --------        -------          -------         -------        -------          -------         -------
    1            968              715                0         100,000*           741                3         100,000
    2          1,985            1,500              325         100,000          1,557              381         100,000
    3          3,052            2,362              864         100,000          2,456              958         100,000
    4          4,173            3,307            1,809         100,000          3,444            1,946         100,000
    5          5,349            4,343            2,845         100,000          4,533            3,035         100,000
    6          6,585            5,476            4,128         100,000          5,730            4,382         100,000
    7          7,882            6,716            5,517         100,000          7,048            5,849         100,000
    8          9,245            8,071            7,022         100,000          8,497            7,449         100,000
    9         10,675            9,553            8,654         100,000         10,092            9,194         100,000
   10         12,177           11,173           10,424         100,000         11,847           11,098         100,000
   11         13,754           12,943           12,344         100,000         13,777           13,178         100,000
   12         15,409           14,880           14,431         100,000         15,900           15,450         100,000
   13         17,148           17,001           16,701         100,000         18,236           17,936         100,000
   14         18,973           19,323           19,173         100,000         20,805           20,656         100,000
   15         20,890           21,869           21,869         100,000         23,633           23,633         100,000
   20         32,011           38,925           38,925         100,000         42,732           42,732         100,000
  AGE
   60         64,320          112,158          112,158         150,292        124,922          124,922         167,396
   65         87,439          184,813          184,813         225,473        207,157          207,157         252,732
   70        116,946          300,425          300,425         348,494        339,774          339,774         394,139
   75        154,606          485,895          485,895         519,908        554,471          554,471         593,285
   80        202,670          788,162          788,162         827,570        904,919          904,919         950,165
   85        264,013        1,262,556        1,262,556       1,325,684      1,463,981        1,463,981       1,537,181
   90        342,305        1,990,357        1,990,357       2,089,875      2,344,575        2,344,575       2,461,804
   95        442,227        3,167,035        3,167,035       3,198,706      3,775,962        3,775,962       3,813,722

------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 30
                                                   NON-SMOKER
                                             $922.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                          VARIABLE DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 0%

                                        GUARANTEED COSTS                                CURRENT COSTS
                          ------------------------------------------     ------------------------------------------
                          ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY      PREMIUMS         VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR     ACCUMULATED       (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
  ----     -----------       -------          -------        -------        -------          -------        -------
    1            968            624                0         100,624*          648                0         100,649*
    2          1,985          1,233               57         101,233         1,284              108         101,284
    3          3,052          1,826              327         101,826         1,905              407         101,905
    4          4,173          2,401              902         102,401         2,511            1,013         102,511
    5          5,349          2,957            1,458         102,957         3,103            1,605         103,103
    6          6,585          3,492            2,143         103,492         3,679            2,311         103,679
    7          7,882          4,004            2,805         104,004         4,239            3,041         104,239
    8          9,245          4,491            3,442         104,491         4,783            3,734         104,783
    9         10,675          4,952            4,052         104,952         5,309            4,410         105,309
   10         12,177          5,383            4,634         105,383         5,816            5,067         105,816
   11         13,754          5,783            5,183         105,783         6,303            5,704         106,303
   12         15,409          6,150            5,700         106,150         6,768            6,319         106,768
   13         17,148          6,483            6,183         106,483         7,210            6,911         107,210
   14         18,973          6,778            6,628         106,778         7,627            7,477         107,627
   15         20,890          7,036            7,035         107,036         8,017            8,017         108,017
   20         32,011          7,686            7,686         107,686         9,506            9,506         109,506
  AGE
   60         64,320          3,954            3,954         103,954         9,111            9,111         109,111
   65         87,439              0                0               0         6,121            6,121         106,121
   70        116,946              0                0               0           304              304         100,304
   **

------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the policy remains in force even though the Cash
   Surrender Value is zero.

** Policy terminates prior to Age 75.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 30
                                                   NON-SMOKER
                                             $922.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                          VARIABLE DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 6%

                                        GUARANTEED COSTS                                CURRENT COSTS
                          ------------------------------------------     ------------------------------------------
                          ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY      PREMIUMS         VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR     ACCUMULATED       (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
  ----     -----------       -------          -------        -------        -------          -------        -------
    1            968            669                0         100,669*          694                0         100,694*
    2          1,985          1,362              186         101,362         1,416              240         101,416
    3          3,052          2,078              580         102,078         2,165              667         102,165
    4          4,173          2,818            1,320         102,818         2,942            1,444         102,942
    5          5,349          3,580            2,082         103,580         3,749            2,251         103,749
    6          6,585          4,364            3,015         104,364         4,585            3,236         104,585
    7          7,882          5,167            3,968         105,167         5,450            4,252         105,450
    8          9,245          5,988            4,939         105,988         6,346            5,297         106,346
    9         10,675          6,826            5,926         106,826         7,272            6,373         107,272
   10         12,177          7,678            6,929         107,678         8,227            7,478         108,228
   11         13,754          8,543            7,943         108,543         9,213            8,614         109,213
   12         15,409          9,418            8,968         109,418        10,228            9,778         110,228
   13         17,148         10,302           10,002         110,302        11,271           10,971         111,271
   14         18,973         11,192           11,042         111,192        12,341           12,191         112,341
   15         20,890         12,087           12,087         112,087        13,438           13,438         113,438
   20         32,011         16,549           16,549         116,549        19,279           19,279         119,279
  AGE
   60         64,320         22,833           22,833         122,833        31,704           31,704         131,704
   65         87,439         21,736           21,736         121,736        36,892           36,892         136,892
   70        116,946         13,982           13,982         113,982        39,795           39,795         139,795
   75        154,606              0                0               0        37,232           37,232         137,232
   80        202,670              0                0               0        23,190           23,190         123,190
   **

------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.

** Policy terminates prior to Age 85.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 30
                                                   NON-SMOKER
                                             $922.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                          VARIABLE DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                         INVESTMENT RATE OF RETURN: 12%

                                        GUARANTEED COSTS                                  CURRENT COSTS
                          ------------------------------------------     ------------------------------------------
                          ACCUMULATION    CASH SURRENDER       DEATH      ACCUMULATION    CASH SURRENDER       DEATH
 POLICY      PREMIUMS         VALUE            VALUE          BENEFIT         VALUE            VALUE          BENEFIT
  YEAR     ACCUMULATED       (1) (2)          (1) (2)         (1) (2)        (1) (2)          (1) (2)         (1) (2)
  ----     -----------       -------          -------         -------        -------          -------         -------
    1            968              714                0         100,714*           740                2         100,740
    2          1,985            1,496              320         101,496          1,553              377         101,553
    3          3,052            2,353              855         102,353          2,447              949         102,447
    4          4,173            3,290            1,792         103,290          3,429            1,931         103,429
    5          5,349            4,315            2,816         104,315          4,508            3,010         104,509
    6          6,585            5,433            4,085         105,433          5,693            4,345         105,693
    7          7,882            6,652            5,453         106,652          6,994            5,795         106,994
    8          9,245            7,981            6,931         107,981          8,422            7,373         108,422
    9         10,675            9,427            8,528         109,427          9,989            9,090         109,989
   10         12,177           11,001           10,252         111,001         11,708           10,959         111,708
   11         13,754           12,713           12,113         112,713         13,593           12,993         113,593
   12         15,409           14,574           14,124         114,574         15,659           15,210         115,659
   13         17,148           16,599           16,299         116,599         17,924           17,625         117,924
   14         18,973           18,801           18,651         118,801         20,405           20,255         120,405
   15         20,890           21,196           21,196         121,196         23,123           23,123         123,123
   20         32,011           36,761           36,761         136,761         41,138           41,138         141,138
  AGE
   60         64,320           96,466           96,466         196,466        114,350          114,350         214,350
   65         87,439          150,945          150,945         250,945        185,045          185,045         285,045
   70        116,946          233,058          233,058         333,058        297,009          297,009         397,009
   75        154,606          356,181          356,181         456,181        473,851          473,851         573,851
   80        202,670          539,507          539,507         639,507        751,944          751,944         851,944
   85        264,013          814,190          814,190         914,190      1,191,576        1,191,576       1,291,576
   90        342,305        1,227,267        1,227,267       1,327,267      1,891,159        1,891,159       1,991,159
   95        442,227        1,859,636        1,859,636       1,959,636      3,014,027        3,014,027       3,114,027

------------------------------
(1) Assumes a $922.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 45
                                                   NON-SMOKER
                                            $1,925.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                           LEVEL DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 0%

                                        GUARANTEED COSTS                                CURRENT COSTS
             PREMIUMS     ------------------------------------------     -----------------------------------------
           ACCUMULATED    ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY       AT 5%           VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR       INTEREST        (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
  ----       --------        -------          -------        -------        -------          -------        -------
    1          2,021          1,275                0         100,000*        1,432               68         100,000
    2          4,144          2,497              219         100,000         2,822              543         100,000
    3          6,372          3,668              716         100,000         4,169            1,217         100,000
    4          8,712          4,785            1,833         100,000         5,472            2,520         100,000
    5         11,169          5,845            2,893         100,000         6,729            3,777         100,000
    6         13,748          6,846            4,189         100,000         7,939            5,283         100,000
    7         16,457          7,781            5,419         100,000         9,100            6,738         100,000
    8         19,301          8,644            6,578         100,000        10,209            8,143         100,000
    9         22,287          9,430            7,659         100,000        11,265            9,494         100,000
   10         25,423         10,133            8,657         100,000        12,266           10,790         100,000
   11         28,715         10,747            9,567         100,000        13,209           12,028         100,000
   12         32,173         11,271           10,385         100,000        14,092           13,207         100,000
   13         35,802         11,699           11,109         100,000        14,915           14,325         100,000
   14         39,614         12,028           11,733         100,000        15,673           15,377         100,000
   15         43,616         12,249           12,249         100,000        16,361           16,361         100,000
   20         66,835         11,227           11,227         100,000        18,505           18,505         100,000
  AGE
   75        134,290              0                0               0        12,968           12,968         100,000
   **

------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.

**  Policy terminates prior to Age 80.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 45
                                                   NON-SMOKER
                                            $1,925.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                           LEVEL DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 6%

                                       GUARANTEED COSTS                                CURRENT COSTS
             PREMIUMS     -----------------------------------------     ------------------------------------------
           ACCUMULATED    ACCUMULATION    CASH SURRENDER      DEATH     ACCUMULATION    CASH SURRENDER      DEATH
 POLICY       AT 5%           VALUE            VALUE         BENEFIT        VALUE            VALUE         BENEFIT
  YEAR       INTEREST        (1) (2)          (1) (2)        (1) (2)       (1) (2)          (1) (2)        (1) (2)
  ----       --------        -------          -------        -------       -------          -------        -------
    1          2,021          1,367                3         100,000         1,530              166        100,000
    2          4,144          2,763              484         100,000         3,108              829        100,000
    3          6,372          4,188            1,236         100,000         4,735            1,783        100,000
    4          8,712          5,642            2,690         100,000         6,412            3,460        100,000
    5         11,169          7,122            4,170         100,000         8,139            5,187        100,000
    6         13,748          8,627            5,970         100,000         9,916            7,259        100,000
    7         16,457         10,152            7,790         100,000        11,745            9,383        100,000
    8         19,301         11,693            9,627         100,000        13,626           11,559        100,000
    9         22,287         13,245           11,474         100,000        15,559           13,787        100,000
   10         25,423         14,804           13,328         100,000        17,545           16,069        100,000
   11         28,715         16,366           15,185         100,000        19,586           18,406        100,000
   12         32,173         17,931           17,045         100,000        21,685           20,799        100,000
   13         35,802         19,496           18,905         100,000        23,842           23,252        100,000
   14         39,614         21,059           20,764         100,000        26,060           25,764        100,000
   15         43,616         22,671           22,617         100,000        28,338           28,338        100,000
   20         66,835         29,986           29,986         100,000        40,662           40,662        100,000
  AGE
   75        134,290         37,087           37,087         100,000        72,633           72,633        100,000
   80        182,560         26,874           26,874         100,000        96,142           96,142        100,949
   85        244,167              0                0               0       127,189          127,189        133,549
   90        322,794              0                0               0       163,635          163,635        171,818
   95        423,145              0                0               0       209,034          209,034        211,125

------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender value.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 45
                                                   NON-SMOKER
                                            $1,925.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                           LEVEL DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                         INVESTMENT RATE OF RETURN: 12%

                                        GUARANTEED COSTS                                  CURRENT COSTS
             PREMIUMS     ------------------------------------------      -------------------------------------------
           ACCUMULATED    ACCUMULATION    CASH SURRENDER       DEATH      ACCUMULATION    CASH SURRENDER       DEATH
 POLICY       AT 5%           VALUE            VALUE          BENEFIT         VALUE            VALUE          BENEFIT
  YEAR       INTEREST        (1) (2)          (1) (2)         (1) (2)        (1) (2)          (1) (2)         (1) (2)
  ----       --------        -------          -------         -------        -------          -------         -------
    1          2,021            1,461               96         100,000          1,628              264         100,000
    2          4,144            3,041              762         100,000          3,406            1,127         100,000
    3          6,372            4,754            1,802         100,000          5,349            2,397         100,000
    4          8,712            6,612            3,660         100,000          7,473            4,521         100,000
    5         11,169            8,629            5,677         100,000          9,797            6,845         100,000
    6         13,748           10,819            8,162         100,000         12,339            9,682         100,000
    7         16,457           13,196           10,835         100,000         15,124           12,762         100,000
    8         19,301           15,779           13,712         100,000         18,176           16,110         100,000
    9         22,287           18,585           16,814         100,000         21,524           19,753         100,000
   10         25,423           21,638           20,162         100,000         25,202           23,726         100,000
   11         28,715           24,967           23,786         100,000         29,246           28,065         100,000
   12         32,173           28,606           27,720         100,000         33,699           32,814         100,000
   13         35,802           32,594           32,004         100,000         38,611           38,021         100,000
   14         39,614           36,978           36,683         100,000         44,036           43,741         100,000
   15         43,616           41,809           41,809         100,000         50,037           50,037         100,000
   20         66,835           75,147           75,147         100,000         91,534           91,534         111,672
  AGE
   75        134,290          222,362          222,362         237,928        269,855          269,855         288,745
   80        182,560          370,086          370,086         388,590        449,692          449,692         472,177
   85        244,167          602,108          602,108         632,214        736,696          736,696         773,531
   90        322,794          958,335          958,335       1,006,252      1,188,919        1,188,919       1,248,366
   95        423,145        1,534,118        1,534,118       1,549,459      1,923,908        1,923,908       1,943,148

------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 45
                                                   NON-SMOKER
                                            $1,925.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                          VARIABLE DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 0%

                                        GUARANTEED COSTS                                  CURRENT COSTS
             PREMIUMS     ------------------------------------------      -------------------------------------------
           ACCUMULATED    ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY       AT 5%           VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR       INTEREST        (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
  ----       --------        -------          -------        -------        -------          -------        -------
    1          2,021          1,268                0         101,268*        1,427               63         101,427
    2          4,144          2,476              197         102,476         2,807              528         102,807
    3          6,372          3,625              673         103,625         4,138            1,186         104,138
    4          8,712          4,713            1,760         104,713         5,420            2,468         105,420
    5         11,169          5,734            2,782         105,734         6,648            3,696         106,648
    6         13,748          6,686            4,029         106,686         7,822            5,165         107,822
    7         16,457          7,561            5,199         107,561         8,937            6,576         108,937
    8         19,301          8,353            6,286         108,353         9,993            7,926         109,993
    9         22,287          9,054            7,282         109,054        10,984            9,213         110,984
   10         25,423          9,656            8,179         109,656        11,908           10,432         111,908
   11         28,715         10,155            8,974         110,155        12,762           11,581         112,762
   12         32,173         10,546            9,660         110,546        13,543           12,658         113,543
   13         35,802         10,826           10,235         110,826        14,249           13,659         114,249
   14         39,614         10,989           10,693         110,989        14,874           14,578         114,874
   15         43,616         11,026           11,026         111,026        15,411           15,411         115,411
   20         66,835          8,828            8,828         108,828        16,480           16,480         116,480
  AGE
   75        134,290              0                0               0         7,096            7,096         107,096
   **

------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.

**  Policy terminates prior to Age 80.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACUTAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 45
                                                   NON-SMOKER
                                            $1,925.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                          VARIABLE DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                          INVESTMENT RATE OF RETURN: 6%

                                        GUARANTEED COSTS                                  CURRENT COSTS
             PREMIUMS     ------------------------------------------      -------------------------------------------
           ACCUMULATED    ACCUMULATION    CASH SURRENDER      DEATH      ACCUMULATION    CASH SURRENDER      DEATH
 POLICY       AT 5%           VALUE            VALUE         BENEFIT         VALUE            VALUE         BENEFIT
  YEAR       INTEREST        (1) (2)          (1) (2)        (1) (2)        (1) (2)          (1) (2)        (1) (2)
  ----       --------        -------          -------        -------        -------          -------        -------
    1          2,021          1,360                0         101,360*        1,525              160         101,525
    2          4,144          2,740              461         102,740         3,091              813         103,091
    3          6,372          4,139            1,186         104,139         4,700            1,748         104,700
    4          8,712          5,555            2,602         105,555         6,349            3,397         106,349
    5         11,169          6,983            4,030         106,983         8,038            5,086         108,038
    6         13,748          8,419            5,762         108,419         9,764            7,107         109,764
    7         16,457          9,855            7,493         109,855        11,526            9,164         111,526
    8         19,301         11,282            9,215         111,282        13,322           11,255         113,322
    9         22,287         12,691           10,919         112,691        15,148           13,377         115,148
   10         25,423         14,073           12,596         114,073        17,002           15,526         117,002
   11         28,715         15,418           14,237         115,418        18,880           17,699         118,880
   12         32,173         16,720           15,834         116,720        20,780           19,895         120,780
   13         35,802         17,971           17,380         117,971        22,699           22,109         122,699
   14         39,614         19,161           18,865         119,161        24,630           24,335         124,630
   15         43,616         20,276           20,276         120,276        26,567           26,567         126,567
   20         66,835         23,996           23,996         123,996        35,950           35,950         135,950
  AGE
   75        134,290          9,718            9,718         109,718        47,963           47,963         147,963
   80        182,560              0                0               0        41,956           41,956         141,956
   85        244,167              0                0               0        19,063           19,063         119,063
   **

------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.

* Based on (1) and (2) above, the Death Benefit Guarantee is in effect during the years shown. Therefore, the Policy remains in force even though the Cash
   Surrender Value is zero.

**  Policy terminates prior to Age 90.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACUTAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                        RELIASTAR LIFE INSURANCE COMPANY
                                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                                               MALE ISSUE AGE: 45
                                                   NON-SMOKER
                                            $1,925.00 ANNUAL PREMIUM
                                              $100,000 FACE AMOUNT
                                          VARIABLE DEATH BENEFIT OPTION

                                        ASSUMED HYPOTHETICAL GROSS ANNUAL
                                         INVESTMENT RATE OF RETURN: 12%

                                        GUARANTEED COSTS                                  CURRENT COSTS
             PREMIUMS     ------------------------------------------      -------------------------------------------
           ACCUMULATED    ACCUMULATION    CASH SURRENDER      DEATH     ACCUMULATION    CASH SURRENDER      DEATH
 POLICY       AT 5%           VALUE            VALUE         BENEFIT        VALUE            VALUE         BENEFIT
  YEAR       INTEREST        (1) (2)          (1) (2)        (1) (2)       (1) (2)          (1) (2)        (1) (2)
  ----       --------        -------          -------        -------       -------          -------        -------
    1          2,021           1,453               88        101,453          1,623              258        101,623
    2          4,144           3,015              736        103,015          3,388            1,109        103,388
    3          6,372           4,697            1,745        104,697          5,308            2,356        105,308
    4          8,712           6,508            3,556        106,508          7,398            4,446        107,398
    5         11,169           8,456            5,504        108,456          9,672            6,720        109,672
    6         13,748          10,550            7,893        110,550         12,143            9,487        112,143
    7         16,457          12,797           10,434        112,797         14,831           12,469        114,831
    8         19,301          15,203           13,136        115,203         17,752           15,686        117,752
    9         22,287          17,776           16,004        117,776         20,928           19,157        120,928
   10         25,423          20,524           19,048        120,524         24,380           22,904        124,380
   11         28,715          23,459           22,278        123,459         28,132           26,951        128,132
   12         32,173          26,594           25,708        126,594         32,212           31,327        132,212
   13         35,802          29,942           29,351        129,942         36,650           36,060        136,650
   14         39,614          33,520           33,224        133,520         41,475           41,180        141,475
   15         43,616          37,340           37,340        137,340         46,721           46,721        146,721
   20         66,835          60,371           60,370        160,371         80,531           80,531        180,531
  AGE
   75        134,290         129,059          129,059        229,059        209,320          209,320        309,320
   80        182,560         172,728          172,728        272,728        323,953          323,953        423,953
   85        244,167         217,370          217,370        317,370        494,717          494,717        594,717
   90        322,794         250,809          250,809        350,809        751,578          751,578        851,578
   95        423,145         255,315          255,315        355,315      1,144,661        1,144,661      1,244,661

------------------------------
(1) Assumes a $1,925.00 premium (which exceeds the annualized Minimum Monthly
    Premium) is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no Policy loans or partial withdrawals have been made.
    Excessive loans or withdrawals may cause the Policy to lapse because of insufficient Cash Surrender Value.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACUTAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICYHOLDER, AND THE DIFFERENT INVESTMENT RETURNS FOR THE FUNDS. THE ACCUMULATION VALUE, CASH SURRENDER VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN ABOVE IF THE ACTUAL INVESTMENT RESULTS APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR BY THE FUNDS THAT THESE HYPOTHETICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR, OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX D

                   MAXIMUM CONTINGENT DEFERRED ADMINISTRATIVE
                        CHARGES PER $1,000 OF FACE AMOUNT


INSURED'S AGE AT POLICY DATE OR EFFECTIVE DATE    CHARGE PER $1,000 OF FACE AMOUNT (INITIAL
    OF REQUESTED INCREASE, AS APPROPRIATE        FACE AMOUNT OR AMOUNT OF REQUESTED INCREASE)
----------------------------------------------    -----------------------------------------
                     0-20                                            $2.00
                      21                                              2.10
                      22                                              2.20
                      23                                              2.30
                      24                                              2.40
                      25                                              2.50
                      26                                              2.60
                      27                                              2.70
                      28                                              2.80
                      29                                              2.90
                      30                                              3.00
                      31                                              3.10
                      32                                              3.20
                      33                                              3.30
                      34                                              3.40
                      35                                              3.50
                      36                                              3.60
                      37                                              3.70
                      38                                              3.80
                      39                                              3.90
                      40                                              4.00
                      41                                              4.10
                      42                                              4.20
                      43                                              4.30
                      44                                              4.40
                      45                                              4.50
                      46                                              4.60
                      47                                              4.70
                      48                                              4.80
                      49                                              4.90
                      50                                              5.00
                      51                                              5.20
                      52                                              5.40
                      53                                              5.60
                      54                                              5.80
                      55                                              6.00
                      56                                              6.20
                      57                                              6.40
                      58                                              6.60
                      59                                              6.80
                     60-75                                            7.00

                                   APPENDIX E

                    MAXIMUM CONTINGENT DEFERRED SALES CHARGES
                            PER $1,000 OF FACE AMOUNT


                             CHARGE PER $1,000
                                  OF FACE                                       CHARGE PER $1,000 OF
 INSURED'S AGE AT POLICY      AMOUNT (INITIAL       INSURED'S AGE AT POLICY             FACE
 DATE OR EFFECTIVE DATE            FACE                      DATE               AMOUNT (INITIAL FACE
            OF              AMOUNT OR AMOUNT OF      OR EFFECTIVE DATE OF        AMOUNT OR AMOUNT OF
INCREASE, AS APPROPRIATE    REQUESTED INCREASE)    INCREASE, AS APPROPRIATE      REQUESTED INCREASE)
------------------------    -------------------    ------------------------      -------------------
                              Male      Female                                    Male       Female
             0                $3.84      $3.06                38                  $17.60      $14.00
             1                 3.86       3.09                39                   18.49       14.67
             2                 3.99       3.18                40                   19.43       15.37
             3                 4.12       3.28                41                   20.43       16.13
             4                 4.26       3.40                42                   21.48       16.91
             5                 4.42       3.52                43                   22.60       17.73
             6                 4.58       3.65                44                   23.77       18.59
             7                 4.77       3.78                45                   25.02       19.50
             8                 4.96       3.92                46                   26.33       20.44
             9                 5.16       4.06                47                   27.72       21.46
            10                 5.38       4.23                48                   29.21       22.52
            11                 5.61       4.40                49                   30.78       23.66
            12                 5.85       4.58                50                   32.46       24.85
            13                 6.09       4.77                51                   33.97       26.11
            14                 6.34       4.96                52                   35.15       27.46
            15                 6.60       5.16                53                   36.41       28.88
            16                 6.85       5.36                54                   37.74       30.28
            17                 7.11       5.59                55                   39.15       31.21
            18                 7.37       5.82                56                   40.64       32.19
            19                 7.64       6.05                57                   42.21       33.24
            20                 7.91       6.30                58                   43.90       34.38
            21                 8.21       6.56                59                   44.75       35.61
            22                 8.52       6.83                60                   44.29       36.95
            23                 8.86       7.13                61                   44.02       38.60
            24                 9.23       7.43                62                   43.75       40.37
            25                 9.62       7.76                63                   43.47       42.24
            26                10.03       8.09                64                   43.18       44.00
            27                10.47       8.46                65                   42.86       43.60
            28                10.94       8.84                66                   42.54       43.16
            29                11.45       9.24                67                   42.22       42.70
            30                11.98       9.65                68                   41.91       42.23
            31                12.55      10.11                69                   41.63       41.78
            32                13.15      10.58                70                   41.39       41.36
            33                13.79      11.07                71                   41.18       40.96
            34                14.46      11.59                72                   40.99       40.58
            35                15.18      12.15                73                   40.80       40.20
            36                15.95      12.74                74                   40.57       39.79
            37                16.74      13.35                75                   40.31       39.35

                                   APPENDIX F

              SURRENDER CHARGE GUIDELINE PER $1,000 OF FACE AMOUNT

The following table provides the Surrender Charge Guideline factors that are used in determining the Sales Charge Refund during the first two Policy Years or the first two years following a requested increase in Face Amount (see section entitled "Sales Charge Refund" in Prospectus). The Surrender Charge Guideline factors are based upon the provisions of Rule 6e-3(T) adopted by the Securities and Exchange Commission.

                             SURRENDER CHARGE                                   SURRENDER CHARGE
                              PER GUIDELINE                                         GUIDELINE
                            PER $1,000 OF FACE                                 PER $1,000 OF FACE
                                  AMOUNT                                             AMOUNT
 INSURED'S AGE AT POLICY      (INITIAL FACE        INSURED'S AGE AT POLICY     (INITIAL FACEAMOUNT
 DATE OR EFFECTIVE DATE      AMOUNT OR AMOUNT               DATE                    OR AMOUNT
            OF                 OF REQUESTED         OR EFFECTIVE DATE OF          OF REQUESTED
INCREASE, AS APPROPRIATE        INCREASE)         INCREASE, AS APPROPRIATE          INCREASE)
------------------------    -----------------     ------------------------          ---------
                             Male      Female                                    Male      Female
             0              $ 2.96     $ 2.36                38                $ 13.54     $10.77
             1                2.97       2.38                39                  14.23      11.29
             2                3.07       2.45                40                  14.95      11.83
             3                3.17       2.53                41                  15.72      12.41
             4                3.28       2.62                42                  16.53      13.01
             5                3.40       2.71                43                  17.39      13.64
             6                3.53       2.81                44                  18.29      14.30
             7                3.67       2.91                45                  19.25      15.00
             8                3.82       3.02                46                  20.26      15.73
             9                3.97       3.13                47                  21.33      16.51
            10                4.14       3.26                48                  22.47      17.33
            11                4.32       3.39                49                  23.68      18.20
            12                4.50       3.53                50                  24.97      19.12
            13                4.69       3.67                51                  26.33      20.09
            14                4.88       3.82                52                  27.78      21.13
            15                5.08       3.97                53                  29.32      22.22
            16                5.27       4.13                54                  30.96      23.37
            17                5.47       4.30                55                  32.69      24.60
            18                5.67       4.48                56                  34.53      25.91
            19                5.88       4.66                57                  36.49      27.30
            20                6.09       4.85                58                  38.57      28.80
            21                6.32       5.05                59                  40.80      30.42
            22                6.56       5.26                60                  43.18      32.16
            23                6.82       5.49                61                  45.72      34.04
            24                7.10       5.72                62                  48.44      36.07
            25                7.40       5.97                63                  51.35      38.24
            26                7.72       6.23                64                  54.44      40.57
            27                8.06       6.51                65                  57.74      43.07
            28                8.42       6.80                66                  61.27      45.74
            29                8.81       7.11                67                  65.04      48.63
            30                9.22       7.43                68                  69.10      51.77
            31                9.66       7.78                69                  73.46      55.19
            32               10.12       8.14                70                  78.17      58.95
            33               10.61       8.52                71                  83.23      63.06
            34               11.13       8.92                72                  88.67      67.55
            35               11.68       9.35                73                  94.48      72.44
            36               12.27       9.80                74                 100.65      77.73
            37               12.88      10.27                75                 107.20      83.45

[LOGO]
RELIASTAR

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

                                  UNDERTAKINGS

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrar of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

             "REASONABLENESS" REPRESENTATION PURSUANT TO 26(E)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

The fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 20 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effictive Amendment No. 20 to the Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 18th day of July, 1997.


                                   SELECT*LIFE VARIABLE ACCOUNT
                                    (Registrant)

                                   By: RELIASTAR LIFE INSURANCE COMPANY
                                        (Depositor)

                                   By ___________________________________
                                      John G. Turner, Chairman
                                      and Chief Executive Officer


Pursuant to the Requirements of the Securities Act of 1933, Depositor has caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf, in the City of Minneapolis, State of Minnesota, on this 18th day of July, 1997.


                                   RELIASTAR LIFE INSURANCE COMPANY
                                    (Depositor)

                                   By ___________________________________
                                      John G. Turner, Chairman
                                      and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed on this 18th day of July, 1997 by the following directors and officers of Depositor in the capacities indicated:


        SIGNATURE                                   TITLE

_______________________    Chairman and Chief Executive Officer
 John G. Turner

_______________________    Senior Vice President and Chief Financial Officer
 Wayne R. Huneke

_______________________    Second Vice President and Controller
 Chris D. Schreier         (Principal Accounting Officer)


R. Michael Conley      Kenneth U. Kuk           Donald L. Swanson
Richard R. Crowl       William R. Merriam       John G. Turner
John H. Flittie        Robert C. Salipante      Steven W. Wishart
Wayne R. Huneke

*A majority of the Board of Directors

*Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Reliastar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                   __________________________________________
                       Stewart D. Gregg, Attorney-In-Fact

                                     PART II
                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 20 to the Registration Statement comprises the following papers and documents:


The Facing Sheet.

The general form of Prospectus, consisting of 146 pages.

Undertaking to file reports.* (Filed in Original S-6 Registration Statement on January 21, 1985). Representation pursuant to Paragraph (b)(13)(iii)(F) under Rule 6e-3(T).*
 (Filed in Original S-6 Registration Statement on January 21, 1985).
Rule 484 Undertaking.
The signatures.

Written consents of the following persons:


1.  Stewart D. Gregg, Esquire, filed as EX-99.2.

2.  Craig A. Krogstad, FSA, MAAA, filed as EX-99.C6.

3.  Independent Auditor's Consent of Deloitte & Touche, LLP, filed as
    EX-99.C1.


The following exhibits:

1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form N-8B-2:

A. (1) Resolutions of Board of Directors of Northwestern National Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899 Insurance Company ("NWNL") establishing the Select*Life Variable Account.* (Filed as part of Select-96-000017, CIK 0000897899.

    (2)  Not applicable.

    (3) (a) General Distributor Agreement between Washington Square Securities, Inc. and ReliaStar.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017,
             CIK 0000897899.

    (3) (b) Specimens of Selling Agreements.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899.

    (4)  Not applicable.

    (5) (a) Form of Policy available (together with available Policy riders).* (Filed in Post-Effective Amendment No. 11).

    (5) (b) Waiver of Specified Premium Rider. (Filed in Post-Effective Amendment No. 15).

    (6) (a) Amended Articles of Incorporation of ReliaStar Life Insurance Company.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK
             0000897899).

    (6) (b) Amended By-Laws of ReliaStar Life Insurance Company.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899).

    (7)  Not applicable.

    (8) (a) Amendment to the Participation Agreement with Fidelity's Variable Insurance Products Funds. Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendment Nos. 1-8. (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899).

    (8) (b) Amendment to the Participation Agreement with Fidelity's Variable Insurance Products Fund II. Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendment Nos. 1-7. (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899).

    (8) (c) Form of Service Agreement and Contract between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operation Company and Distributors Corporation dated January 1, 1997.

    (8) (d) Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Form of Amendment No. 2.* (Filed as part of Select Life Variable Account S-6EL24 filed on 12-23-96, Accession Number 0000897899-96-000017, CIK 0000897899).

    (8) (e) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Advisers Management, Inc., and Advisers Management Trust, and NBMI, to be filed by amendment.

    (8) (f) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series, to be filed by amendment.

    (8) (g) Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc, to be filed by amendment.

    (8) (h) Form of Participation Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, to be filed by amendment.

    (8) (i) Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation, to be filed by amendment.

    (8) (j) Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc, to be filed by amendment.

    (8) (k) Form of Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, to be filed by amendment.

    (8) (l) Form of Service Agreement by and between ReliaStar Life Insurance Company and NBMI, Neuberger&Berman Advisers Management, Inc., and Advisers Managers Trust, to be filed by amendment.

2. Opinion and Consent of Stewart D. Gregg, as to the legality of the Securities being registered and consent. (Filed as an exhibit hereto EX-99.2).


3.  Not applicable.

4.  Not applicable.


    EX-99.C1 Independent Auditors' Consent of Deloitte & Touche LLP, filed as an exhibit hereto EX-99.C1.


    EX-99.C2  Not applicable.

    EX-99.C3  Not applicable.

    EX-99.C4  See EX-99.2.

    EX-99.C5  Not applicable.


    EX-99.C6 Actuarial opinion and consent of Craig A. Krogstad, FSA, MAAA. (Filed as an exhibit hereto EX-99.C6).


    EX-99.D.1 (Filed in Post-Effective Amendment No. 4).

    EX-24 Powers of Attorney. (Filed as part of Select Life Variable Account S-6E124 filed on 12-23-96, Accession Number 0000897899-6-000007,
              CIK 0000897899.)

    EX-27 Financial Data Schedule. Filed as an exhibit to Post-Effective Amendment No. 19 to Form S-6 on May 5, 1997, File No. 2-95392.

----------------------
* Previously Filed.